File No. 33-04080


               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 9

                               TO

                            FORM S-6

 For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2


                THE FIRST TRUST COMBINED SERIES 7
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          NIKE SECURITIES L.P.       CHAPMAN AND CUTLER
          Attn:  James A. Bowen      Attn:  Eric F. Fess
          1001 Warrenville Road      111 West Monroe Street
          Lisle, Illinois  60532     Chicago, Illinois  60603

        (Name and complete address of agents for service)




It is proposed that this filing will become effective (check appropriate box)


:    :  immediately upon filing pursuant to paragraph (b)
:  x :  December 1, 1995
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)

     Pursuant to Rule 24f-2 under the Investment Company  Act  of
1940,   the  issuer  has  registered  an  indefinite  amount   of
securities.   A 24f-2 Notice for the offering was last  filed  on
September 18, 1995.

                      THE FIRST TRUST COMBINED SERIES 7
                 THE FIRST TRUST OF INSURED MUNICIPAL BONDS,
                          INTERMEDIATE - SERIES 154
                                 3,293 UNITS


PROSPECTUS
Part One
Dated November 22, 1995

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

In the opinion of Counsel, interest income to the Trust and to Unit holders, with certain exceptions, is exempt under existing law from all Federal income taxes, but may be subject to state and local taxes. Capital gains, if any, are subject to tax.

The Trust

The First Trust of Insured Municipal Bonds, Intermediate - Series 154 (the "Trust") is an insured and fixed portfolio of interest-bearing obligations issued by or on behalf of municipalities and other governmental authorities, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income taxes under existing law. At October 16, 1995, each Unit represented a 1/3,293 undivided interest in the principal and net income of the Trust (see "The Fund" in Part
Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price of the Units is equal to the aggregate value of the Bonds in the Portfolio of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the amount invested). At October 16, 1995, the Public Offering Price per Unit was $364.16 plus net interest accrued to date of settlement (three business days after such date) of $3.61, $4.62 and $8.03 for the monthly, quarterly and semi-annual distribution plans, respectively (see "Market for Units" in Part Two).

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

Estimated Current Return and Estimated Long-Term Return

Estimated Current Return to Unit holders under the semi-annual distribution plan was 3.42% per annum on October 16, 1995, and 3.27% and 3.34% under the monthly and quarterly distribution plans, respectively. Estimated Long-Term Return to Unit holders under the semi-annual distribution plan was 1.34% per annum on October 16, 1995, and 1.19% and 1.26% under the monthly and quarterly distribution plans, respectively. Estimated Current Return is calculated by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration and determines and factors in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust; and (2) takes into account a compounding factor and the expenses and sales charge associated with each Unit of the Trust. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Current Return and Estimated Long-Term Return indicated above will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. The above figures are based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates, and with the principal prepayment, redemption, maturity, call, exchange or sale of the underlying Bonds. See "What are Estimated Current Return and Estimated Long-Term Return?" in Part Two.

                      THE FIRST TRUST COMBINED SERIES 7
                 THE FIRST TRUST OF INSURED MUNICIPAL BONDS,
                          INTERMEDIATE - SERIES 154
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 16, 1995
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
          Trustee:  The Chase Manhattan Bank (National Association)


GENERAL INFORMATION

Principal Amount of Bonds in the Trust                              $1,165,000
Number of Units                                                          3,293
Fractional Undivided Interest in the Trust per Unit                    1/3,293
Public Offering Price:
  Aggregate Value of Bonds in the Portfolio                         $1,163,217
  Aggregate Value of Bonds per Unit                                    $353.24
  Sales Charge 3.093% (3.0% of Public Offering Price)                   $10.92
  Public Offering Price per Unit                                       $364.16*
Redemption Price and Sponsor's Repurchase Price per Unit
  ($10.92 less than the Public Offering Price per Unit)                $353.24*
Discretionary Liquidation Amount of the Trust (20% of the
  original principal amount of Bonds in the Trust)                  $1,000,000

Date Trust Established                                      September 30, 1986
Mandatory Termination Date                                   December 31, 2035
Evaluator's Fee: $1,500 annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.

[FN]
*Plus net interest accrued to date of settlement (three business days after purchase) (see "Public Offering Price" herein and "Redemption of Units" and "Purchase of Units by Sponsor" in Part Two).

                      THE FIRST TRUST COMBINED SERIES 7
                 THE FIRST TRUST OF INSURED MUNICIPAL BONDS,
                          INTERMEDIATE - SERIES 154
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 16, 1995
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
          Trustee:  The Chase Manhattan Bank (National Association)


PER UNIT INFORMATION BASED ON VARIOUS DISTRIBUTION PLANS

                                                                      Semi-
                                                 Monthly  Quarterly   Annual

Calculation of Estimated Net Annual Income:
  Estimated Annual Interest Income                $14.82    $14.82    $14.82
  Less:  Estimated Annual Expense
           Excluding Insurance                     $2.75     $2.48     $2.19
         Annual Premium on Portfolio Insurance      $.17      $.17      $.17
  Estimated Net Annual Interest Income            $11.90    $12.17    $12.46
Calculation of Interest Distribution:
  Estimated Net Annual Interest Income            $11.90    $12.17    $12.46
  Divided by 12, 4 and 2, Respectively              $.99     $3.04     $6.23
Estimated Daily Rate of Net Interest Accrual        $.0330    $.0338    $.0346
Estimated Current Return Based on Public
  Offering Price                                    3.27%     3.34%     3.42%
Estimated Long-Term Return Based on Public
  Offering Price                                    1.19%     1.26%     1.34%

Trustee's Annual Fee: $1.05, $.80 and $.55 per $1,000 principal amount of Bonds for those portions of the Trust under the monthly, quarterly and semi-annual distribution plans, respectively.
Computation Dates: Fifteenth day of the month as follows: monthly--each month; quarterly--March, June, September and December; semi-annual--June and December.
Distribution Dates: Last day of the month as follows: monthly--each month; quarterly--March, June, September and December; semi-annual--June and December.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust
Combined Series 7, The First Trust of
Insured Municipal Bonds, Intermediate - Series 154

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Combined Series 7, The First Trust of Insured Municipal Bonds, Intermediate - Series 154 as of July 31, 1995, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Combined Series 7, The First Trust of Insured Municipal Bonds, Intermediate - Series 154 at July 31, 1995, and the results of its operations and changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.



                                                             ERNST & YOUNG LLP
Chicago, Illinois
October 27, 1995

                      THE FIRST TRUST COMBINED SERIES 7
                 THE FIRST TRUST OF INSURED MUNICIPAL BONDS,
                          INTERMEDIATE - SERIES 154

                     STATEMENT OF ASSETS AND LIABILITIES

                                July 31, 1995


                                    ASSETS

Municipal bonds, at market value (cost $947,795)
  (Notes 1 and 3)                                                 $1,157,897
Accrued interest                                                      11,677
Cash                                                                   7,099
                                                                  __________
                                                                   1,176,673

                          LIABILITIES AND NET ASSETS

Liabilities:
  Distributions payable and accrued to unit holders                    2,178
  Accrued liabilities                                                     17
                                                                  __________
                                                                       2,195
                                                                  __________

Net assets, applicable to 3,294 outstanding units
    of fractional undivided interest:
  Cost of Trust assets (Note 1)                        $947,795
  Net unrealized appreciation (Note 2)                  210,102
  Distributable funds                                    16,581
                                                     __________

                                                                  $1,174,478
                                                                  ==========

Net asset value per unit                                             $356.55
                                                                  ==========

[FN]

               See accompanying notes to financial statements.

                          THE FIRST TRUST COMBINED SERIES 7
                     THE FIRST TRUST OF INSURED MUNICIPAL BONDS,
                              INTERMEDIATE - SERIES 154

                         PORTFOLIO - See notes to portfolio.

                                    July 31, 1995


                                                    Coupon
                                                   interest   Date of       Redemption                 Principal     Market
 Name of issuer and title of bond(h)                 rate     maturity    provisions(a)    Rating(b)     amount      Value
                                                                                          (Unaudited)

Dade County, Florida, Guaranteed Entitlement
  Refunding Revenue, Series 1985 (AMBAC
  Insured) (d)                                          - (e)  8/01/1996                      AAA       $250,000     240,348
City of Dallas, Texas (Dallas County, Texas),
  General Obligation Refunding, Series 1985          8.45%     2/15/1996   1995 @ 100         AAA        200,000     200,318
District of Columbia (Washington, D.C.) General
  Obligation Refunding (Series 1986A) (FGIC
  Insured) (c)                                       7.70      6/01/1998   1996 @ 102         AAA        100,000     104,606
Houston, Texas, Airport System Revenue, Series
  of 1965 (f)                                        3.80      7/01/1997                      AAA        250,000     247,635
City of Lubbock, Texas, General Obligation,
  Series 1978 (f)                                    5.00      3/01/1998                      AAA         35,000      35,259
Oklahoma City Municipal Improvement Authority,
  Oklahoma, Water Revenue, Series B (f)              3.30      7/01/1997                      Aaa (g)    100,000      98,777
Oklahoma City Municipal Improvement Authority,
  Oklahoma, Water Revenue, Series A (f)              4.20      7/01/1997                      Aaa (g)    230,000     230,954
                                                                                                      ______________________

                                                                                                      $1,165,000   1,157,897
                                                                                                      ======================


                      THE FIRST TRUST COMBINED SERIES 7
                 THE FIRST TRUST OF INSURED MUNICIPAL BONDS,
                          INTERMEDIATE - SERIES 154

                              NOTES TO PORTFOLIO

                                July 31, 1995


(a) Shown under this heading are the year in which each issue of Bonds is initially redeemable and the redemption price in that year or, if currently redeemable, the redemption price at July 31, 1995. Unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter (but not below par value). In addition, certain bonds are sometimes redeemable in whole or in part other than by operation of the stated redemption or sinking fund provisions under specified unusual or extraordinary circumstances. All of the Bonds in the Trust are subject to call, or will mature, within five years.

(b) The ratings shown are those effective at July 31, 1995. All ratings are by Standard & Poor's Corporation unless otherwise indicated.

(c) Insurance has been obtained by the Bond issuer. No premium is payable by the Trust.

(d)   Insurance has been obtained by the Bond issuer.

(e) These Bonds have no stated interest rate ("zero coupon bonds") and, accordingly, will have no periodic interest payments to the Trust. Upon maturity, the holders of these Bonds are entitled to receive 100% of the stated principal amount. The Bonds were issued at an original issue discount on December 27, 1985, at a price of 41.82% of their original principal amount.

(f) This issue of Bonds is secured by, and payable from, escrowed U.S. Government securities.

(g)   Rating by Moody's Investors Service, Inc.

(h) The Trust consists of seven obligations of issuers located in three states and the District of Columbia. Three, two and one Bond issues representing approximately 42%, 28% and 21% of the aggregate principal amount of the Bonds in the Trust are obligations of issuers located in Texas, Oklahoma and Florida, respectively. Three of the Bonds in the Trust, representing approximately 29% of the aggregate principal amount of the Bonds in the Trust, are general obligations of a governmental entity. The remaining issues are revenue bonds payable from the income of a specific project or authority and are divided by purpose of issue as follows: Water, 2; Airport, 1; and Miscellaneous, 1. Approximately 28% and 21% of the aggregate principal amount of the Bonds consist of water revenue bonds and airport revenue bonds, respectively. Each of four Bond issues represents 10% or more of the aggregate principal amount of the Bonds in the Trust or a total of approximately 80%. The two largest such issues represent approximately 21% each.

[FN]

               See accompanying notes to financial statements.

                      THE FIRST TRUST COMBINED SERIES 7
                 THE FIRST TRUST OF INSURED MUNICIPAL BONDS,
                          INTERMEDIATE - SERIES 154

                           STATEMENTS OF OPERATIONS


                                                  Year ended July 31,

                                              1995        1994        1993

Interest income                              $99,633     170,918     214,932

Expenses:
  Trustee's fees and related expenses        (3,779)     (4,491)     (5,213)
  Insurance expense (Note 3)                 (1,102)     (1,566)     (1,577)
  Evaluator's fees                           (1,500)     (1,500)     (1,500)
                                             _______________________________
    Investment income - net                   93,252     163,361     206,642

Net gain (loss) on investments:
  Net realized gain (loss)                  (70,661)    (36,178)     (8,124)
  Change in unrealized appreciation
    or depreciation                           60,270    (40,247)    (40,440)
                                             _______________________________
                                            (10,391)    (76,425)    (48,564)
                                             _______________________________
Net increase in net assets resulting
  from operations                            $82,861      86,936     158,078
                                             ===============================

[FN]

               See accompanying notes to financial statements.

                      THE FIRST TRUST COMBINED SERIES 7
                 THE FIRST TRUST OF INSURED MUNICIPAL BONDS,
                          INTERMEDIATE - SERIES 154

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                  Year ended July 31,

                                              1995        1994        1993

Net increase in net assets resulting
    from operations:
  Investment income - net                    $93,252     163,361     206,642
  Net realized gain (loss) on investments   (70,661)    (36,178)     (8,124)
  Change in unrealized appreciation
    or depreciation on investments            60,270    (40,247)    (40,440)
                                          __________________________________
                                              82,861      86,936     158,078

Distributions to unit holders:
  Investment income - net                  (107,158)   (178,636)   (214,494)
  Principal from investment transactions (1,066,318)   (388,111)   (367,605)
                                          __________________________________
                                         (1,173,476)   (566,747)   (582,099)

Unit redemptions (276, 129 and 164 in
    1995, 1994 and 1993, respectively):
  Principal portion                        (171,771)   (103,240)   (148,471)
  Net interest accrued                       (2,936)     (2,045)     (2,412)
                                          __________________________________
                                           (174,707)   (105,285)   (150,883)
                                          __________________________________
Total increase (decrease) in net assets  (1,265,322)   (585,096)   (574,904)

Net assets:
  At the beginning of the year             2,439,800   3,024,896   3,599,800
                                          __________________________________
  At the end of the year (including
    distributable funds applicable to
    Trust units of $16,581, $33,399 and
    $50,722 at July 31, 1995, 1994
    and 1993, respectively)               $1,174,478   2,439,800   3,024,896
                                          ==================================

Trust units outstanding at the end
  of the year                                  3,294       3,570       3,699

[FN]

               See accompanying notes to financial statements.

                      THE FIRST TRUST COMBINED SERIES 7
                 THE FIRST TRUST OF INSURED MUNICIPAL BONDS,
                          INTERMEDIATE - SERIES 154

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

Bonds are stated at values as determined by Securities Evaluation Service, Inc. (the Evaluator), certain shareholders of which are officers of the Sponsor. The bond values are based on (1) current bid prices for the bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust, (2) current bid prices for comparable bonds, (3) appraisal or (4) any combination of the above (see Note 3).

Security cost -

The Trust's cost of its portfolio is based on the offering prices of the bonds on the Date of Deposit, September 30, 1986. The premium or discount (including original issue discount) existing at the Date of Deposit is not being amortized. Realized gain (loss) from bond transactions is reported on an identified cost basis. Sales and redemptions of bonds are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

In addition to insurance coverage acquired by the Trust (see Note 3), the Trust pays a fee for Trustee services to United States Trust Company of New York which is based on $1.05, $.80 and $.55 per $1,000 principal amount of Bonds for those portions of the Trust under the monthly, quarterly and semi-annual distribution plans, respectively. Effective September 1, 1995, The Chase Manhattan Bank (National Association) will succeed United States Trust Company of New York as Trustee; the Trustee fees will not be affected by the change. Additionally, a fee of $1,500 annually is payable to the Evaluator and the Trust pays all related expenses of the Trustee and recurring financial reporting costs.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at July 31, 1995 follows:

               Unrealized appreciation                             $232,505
               Unrealized depreciation                             (22,403)
                                                                   ________

                                                                   $210,102
                                                                   ========


3.  Insurance

The Trust has acquired insurance coverage which provides for the scheduled payments of principal and interest on all bonds in its portfolio and two issues are also insured by insurance obtained by the issuers of the bonds (see Notes (c) and (d) to portfolio). While insurance coverage acquired by an issuer of bonds continues in force so long as the bonds are outstanding and the insurer remains in business, insurance coverage acquired by the Trust is effective only while the bonds are owned by the Trust and, in the event of disposition of such a bond by the Trustee, the insurance terminates as to such bond on the date of disposition. Pursuant to an irrevocable commitment of Financial Guaranty Insurance Company, in the event of a sale of a bond from the portfolio, the Trustee has the right to obtain permanent insurance for such bond upon the payment of a single predetermined insurance premium from the proceeds of the sale of such bond. Annual insurance premiums payable by the Trust in future years, assuming no change in the portfolio, would be $554.

The valuation of bonds does not include any amount attributable to the insurance acquired by the Trust as there has been no default in the payment of principal or interest on the bonds in the portfolio as of the date of these financial statements and, in the opinion of the Sponsor, the bonds are being quoted in the market at a value which does not reflect a significant risk of such default.

4.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate offering price of the bonds on the date of an investor's purchase, plus a sales charge of 3.7% of the public offering price which is equivalent to approximately 3.842% of the net amount invested.

Distributions of net interest income -

Distributions of net interest income to unit holders are made monthly, quarterly or semi-annually. Such income distributions per unit, on an accrual basis, were as follows:

              Type of                                   Year ended July 31,
            distribution
                plan                                  1995      1994     1993

             Monthly                                 $31.56     49.17    56.48
             Quarterly                                31.83     49.45    56.73
             Semi-annual                              32.11     49.72    57.02


Selected data for a unit of the Trust
  outstanding throughout each year -

                                                      Year ended July 31,

                                                    1995      1994      1993

Interest income                                    $29.33     46.87     56.83
Expenses                                            (1.88)    (2.07)    (2.19)
                                                  ___________________________
    Investment income - net                         27.45     44.80     54.64

Distributions to unit holders:
  Investment income - net                          (31.77)   (49.36)   (56.72)
  Principal from investment transactions          (319.84)  (108.73)   (99.38)

Net gain (loss) on investments                      (2.71)   (21.05)   (12.65)
                                                  ___________________________
    Total increase (decrease) in net assets       (326.87)  (134.34)  (114.11)

Net assets:
  Beginning of the year                            683.42    817.76    931.87
                                                  ___________________________

  End of the year                                 $356.55    683.42    817.76
                                                  ===========================


                      THE FIRST TRUST COMBINED SERIES 7
                 THE FIRST TRUST OF INSURED MUNICIPAL BONDS,
                          INTERMEDIATE - SERIES 154

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                            _____________________
                             P R O S P E C T U S
                            _____________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    (National Association)
                                    770 Broadway
                                    New York, New York  10003

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                      THE FIRST TRUST COMBINED SERIES 7
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MICHIGAN TRUST, SERIES 10
                                 3,356 UNITS


PROSPECTUS
Part One
Dated November 22, 1995

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

In the opinion of Counsel, interest income to the Trust and to Unit holders, with certain exceptions, is exempt under existing law from all Federal income taxes. In addition, the interest income is, in the opinion of Special Counsel, exempt to the extent indicated from Michigan State and local income taxes. Capital gains, if any, are subject to tax.

The Trust

The First Trust of Insured Municipal Bonds - Multi-State Michigan Trust, Series 10 (the "Trust") is an insured and fixed portfolio of interest-bearing obligations issued by or on behalf of municipalities and other governmental authorities within the State of Michigan, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income taxes and from Michigan State and local income taxes under existing law. At October 16, 1995, each Unit represented a 1/3,356 undivided interest in the principal and net income of the Trust (see "The Fund" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price of the Units is equal to the aggregate value of the Bonds in the Portfolio of the Trust divided by the number of Units outstanding, plus a sales charge of 3.2% of the Public Offering Price (3.306% of the amount invested). At October 16, 1995, the Public Offering Price per Unit was $813.50 plus net interest accrued to date of settlement (three business days after such date) of $8.24 and $26.79 for the monthly and semi-annual distribution plans, respectively (see "Market for Units" in Part Two).

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

Estimated Current Return and Estimated Long-Term Return

Estimated Current Return to Unit holders under the semi-annual distribution plan was 6.70% per annum on October 16, 1995, and 6.64% under the monthly distribution plan. Estimated Long-Term Return to Unit holders under the semi-annual distribution plan was 5.49% per annum on October 16, 1995, and 5.42% under the monthly distribution plan. Estimated Current Return is calculated by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration and determines and factors in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust; and (2) takes into account a compounding factor and the expenses and sales charge associated with each Unit of the Trust. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Current Return and Estimated Long-Term Return indicated above will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. The above figures are based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates, and with the principal prepayment, redemption, maturity, call, exchange or sale of the underlying Bonds. See "What are Estimated Current Return and Estimated Long-Term Return?" in Part Two.

                      THE FIRST TRUST COMBINED SERIES 7
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MICHIGAN TRUST, SERIES 10
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 16, 1995
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
          Trustee:  The Chase Manhattan Bank (National Association)


GENERAL INFORMATION

Principal Amount of Bonds in the Trust                              $2,760,000
Number of Units                                                          3,356
Fractional Undivided Interest in the Trust per Unit                    1/3,356
Public Offering Price:
  Aggregate Value of Bonds in the Portfolio                         $2,642,741
  Aggregate Value of Bonds per Unit                                    $787.47
  Sales Charge 3.306% (3.2% of Public Offering Price)                   $26.03
  Public Offering Price per Unit                                       $813.50*
Redemption Price and Sponsor's Repurchase Price per Unit
  ($26.03 less than the Public Offering Price per Unit)                $787.47*
Discretionary Liquidation Amount of the Trust (20% of the
  original principal amount of Bonds in the Trust)                    $800,000

Date Trust Established                                      September 30, 1986
Mandatory Termination Date                                   December 31, 2035
Evaluator's Fee: $1,200 annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.

[FN]
*Plus net interest accrued to date of settlement (three business days after purchase) (see "Public Offering Price" herein and "Redemption of Units" and "Purchase of Units by Sponsor" in Part Two).

                      THE FIRST TRUST COMBINED SERIES 7
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MICHIGAN TRUST, SERIES 10
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 16, 1995
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
          Trustee:  The Chase Manhattan Bank (National Association)


PER UNIT INFORMATION BASED ON VARIOUS DISTRIBUTION PLANS

                                                                      Semi-
                                                           Monthly    Annual

Calculation of Estimated Net Annual Income:
  Estimated Annual Interest Income                          $57.31    $57.31
  Less: Estimated Annual Expense
          Excluding Insurance                                $2.24     $1.70
        Annual Premium on Portfolio Insurance                $1.09     $1.09
  Estimated Net Annual Interest Income                      $53.98    $54.52
Calculation of Interest Distribution:
  Estimated Net Annual Interest Income                      $53.98    $54.52
  Divided by 12 and 2, Respectively                          $4.50    $27.26
Estimated Daily Rate of Net Interest Accrual                  $.1499    $.1515
Estimated Current Return Based on Public
  Offering Price                                              6.64%     6.70%
Estimated Long-Term Return Based on Public
  Offering Price                                              5.42%     5.49%

Trustee's Annual Fee: $1.05 and $.55 per $1,000 principal amount of Bonds for those portions of the Trust under the monthly and semi-annual distribution plans, respectively.
Computation Dates: Fifteenth day of the month as follows: monthly--each month; semi-annual--June and December.
Distribution Dates: Last day of the month as follows: monthly--each month; semi-annual--June and December.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust Combined
Series 7, The First Trust of Insured Municipal
Bonds - Multi-State, Michigan Trust, Series 10

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Combined Series 7, The First Trust of Insured Municipal Bonds - Multi-State, Michigan Trust, Series 10 as of July 31, 1995, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Combined Series 7, The First Trust of Insured Municipal Bonds - Multi-State, Michigan Trust, Series 10 at July 31, 1995, and the results of its operations and changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.



                                                             ERNST & YOUNG LLP
Chicago, Illinois
October 27, 1995

                      THE FIRST TRUST COMBINED SERIES 7
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MICHIGAN TRUST, SERIES 10

                     STATEMENT OF ASSETS AND LIABILITIES

                                July 31, 1995


                                    ASSETS

Municipal bonds, at market value (cost $2,585,163)
  (Notes 1 and 3)                                                 $2,672,456
Accrued interest                                                      46,517
                                                                  __________
                                                                   2,718,973

                          LIABILITIES AND NET ASSETS

Liabilities:
  Distributions payable and accrued to unit holders                    7,422
  Cash overdraft                                                         185
  Accrued liabilities                                                     33
                                                                  __________
                                                                       7,640
                                                                  __________
Net assets, applicable to 3,377 outstanding units
    of fractional undivided interest:
  Cost of Trust assets (Note 1)                      $2,585,163
  Net unrealized appreciation (Note 2)                   87,293
  Distributable funds                                    38,877
                                                     __________

                                                                  $2,711,333
                                                                  ==========

Net asset value per unit                                             $802.88
                                                                  ==========

[FN]

               See accompanying notes to financial statements.

                          THE FIRST TRUST COMBINED SERIES 7
               THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                              MICHIGAN TRUST, SERIES 10

                         PORTFOLIO - See notes to portfolio.

                                    July 31, 1995


                                                    Coupon                                  Standard
                                                   interest   Date of       Redemption      & Poor's   Principal     Market
 Name of issuer and title of bond(g)                 rate     maturity    provisions(a)    rating(b)     amount      Value
                                                                                          (Unaudited)

Board of Regents of Eastern Michigan University,
  Refunding and Special Projects, Student Fee,
  Series 1986 (f)                                    7.80 %   10/01/2006   1996 @ 101         NR        $500,000     524,574
Michigan Public Power Agency, Belle River
  Project Refunding Revenue, 1986 Series
  (AMBAC Insured) (d) (f)                            7.25      1/01/2012   1996 @ 102         AAA        380,000     392,555
State of Michigan, Comprehensive Transportation
  Refunding, Series 1986-II (f)                      7.75      8/01/2011   1996 @ 102         NR           5,000       5,172
                                                                           1996 @ 100
                                                     6.00      2/01/2014   2012 @ 100 S.F.    AA-        500,000     500,015
Michigan State Hospital Finance Authority
  (Oakwood Hospital, Dearborn, Michigan),
  Series 1985 C, Hospital Revenue (FGIC
  Insured) (c) (f)                                   8.875    11/01/2003   1995 @ 102         AAA         85,000      87,699
                                                     8.875    11/01/2004   1995 @ 102         AAA        285,000     294,051
Michigan State Housing Development Authority,
  Housing Development, 1973 Series A                 6.25      7/01/2002   1996 @ 100         AA         500,000     502,360
Michigan State Housing Development Authority,
  Section 8 Assisted Mortgage Revenue, 1983
  Series I                                              - (e)  4/01/2014   2009 @ 58.89 S.F.  A+         180,000      26,906
County of Monroe, Michigan, Pollution Control
  Revenue (The Detroit Edison Company Project),
  Series 1985 A (AMBAC Insured) (d)                  9.625    12/01/2015   1995 @ 103         AAA        325,000     339,124
                                                                                                      ______________________

                                                                                                      $2,760,000   2,672,456
                                                                                                      ======================


                      THE FIRST TRUST COMBINED SERIES 7
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MICHIGAN TRUST, SERIES 10

                              NOTES TO PORTFOLIO

                                July 31, 1995


(a) Shown under this heading are the year in which each issue of Bonds is initially redeemable and the redemption price in that year or, if currently redeemable, the redemption price in effect at July 31, 1995. Unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter (but not below par value) except for zero coupon bonds which are redeemable at prices based on the issue price plus the amount of original issue discount accreted to the redemption date plus, if applicable, some premium, the amount of which will decline in subsequent years. "S.F." indicates a sinking fund is established with respect to an issue of bonds. In addition, certain bonds are sometimes redeemable in whole or in part other than by operation of the stated redemption or sinking fund provisions under specified unusual or extraordinary circumstances. Approximately 93% of the aggregate principal amount of the Bonds in the Trust is subject to call within five years.

(b) The ratings shown are those effective at July 31, 1995 ("NR" indicates no rating).

(c) Insurance has been obtained by the Bond issuer. No premium is payable by the Trust.

(d)   Insurance has also been obtained by the Bond issuer.

(e) These Bonds have no stated interest rate ("zero coupon bonds") and, accordingly, will have no periodic interest payments to the Trust. Upon maturity, the holders of these Bonds are entitled to receive 100% of the stated principal amount. The Bonds were issued at an original issue discount on November 29, 1983 at a price of 4.024% of their principal amount.

(f) This issue of Bonds is secured by, and payable from, escrowed U.S. Government securities.

(g) The Trust consists of seven obligations of issuers located in Michigan. None of the Bonds in the Trust are general obligations of a governmental entity. All issues are revenue bonds payable from the income of a specific project or authority and are divided by purpose of issue as follows: Health Care, 1; Housing, 2; Electric, 2; University and School, 1; and Transportation, 1. Approximately 26% and 25% of the aggregate principal amount of the Bonds consist of electric revenue bonds and single family residential mortgage revenue bonds, respectively. Each of six Bond issues represents 10% or more of the aggregate principal amount of the Bonds in the Trust or a total of approximately 93%. The largest such issue represents approximately 18%.

[FN]

               See accompanying notes to financial statements.

                      THE FIRST TRUST COMBINED SERIES 7
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MICHIGAN TRUST, SERIES 10

                           STATEMENTS OF OPERATIONS


                                                  Year ended July 31,

                                              1995        1994        1993

Interest income                             $240,298     253,769     272,791

Expenses:
  Trustee's fees and related expenses        (6,413)     (6,582)     (5,712)
  Insurance expense (Note 3)                 (3,913)     (3,972)     (4,249)
  Evaluator's fees                           (1,200)     (1,200)     (1,200)
                                            ________________________________
    Investment income - net                  228,772     242,015     261,630

Net gain (loss) on investments:
  Net realized gain (loss)                  (64,301)     (2,594)       2,298
  Change in unrealized appreciation
    or depreciation                            2,397   (120,216)    (12,445)
                                            ________________________________
                                            (61,904)   (122,810)    (10,147)
                                            ________________________________

Net increase in net assets resulting
  from operations                           $166,868     119,205     251,483
                                            ================================

[FN]

               See accompanying notes to financial statements.

                      THE FIRST TRUST COMBINED SERIES 7
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MICHIGAN TRUST, SERIES 10

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                  Year ended July 31,

                                              1995        1994        1993

Net increase in net assets resulting
    from operations:
  Investment income - net                   $228,772     242,015     261,630
  Net realized gain (loss) on investments   (64,301)     (2,594)       2,298
  Change in unrealized appreciation
    or depreciation on investments             2,397   (120,216)    (12,445)
                                          __________________________________
                                             166,868     119,205     251,483

Distributions to unit holders:
  Investment income - net                  (231,152)   (257,718)   (261,193)
  Principal from investment transactions   (518,830)    (86,725)           -
                                          __________________________________
                                           (749,982)   (344,443)   (261,193)

Unit redemptions (127, 168 and 79 in
    1995, 1994 and 1993, respectively):
  Principal portion                        (115,068)   (166,572)    (80,941)
  Net interest accrued                       (1,989)     (2,800)     (1,299)
                                          __________________________________
                                           (117,057)   (169,372)    (82,240)
                                          __________________________________
Total increase (decrease) in net assets    (700,171)   (394,610)    (91,950)

Net assets:
  At the beginning of the year             3,411,504   3,806,114   3,898,064
                                          __________________________________
  At the end of the year (including
    distributable funds applicable to
    Trust units of $38,877, $43,686
    and $146,610 at July 31, 1995,
    1994 and 1993, respectively)          $2,711,333   3,411,504   3,806,114
                                          ==================================

Trust units outstanding at the end
  of the year                                  3,377       3,504       3,672

[FN]

               See accompanying notes to financial statements.

                      THE FIRST TRUST COMBINED SERIES 7
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MICHIGAN TRUST, SERIES 10

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

Bonds are stated at values as determined by Securities Evaluation Service, Inc. (the Evaluator), certain shareholders of which are officers of the Sponsor. The bond values are based on (1) current bid prices for the bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust, (2) current bid prices for comparable bonds, (3) appraisal or (4) any combination of the above (see Note 3).

Security cost -

The Trust's cost of its portfolio is based on the offering prices of the bonds on the Date of Deposit, September 30, 1986. The premium or discount (including original issue discount) existing at the Date of Deposit is not being amortized. Realized gain (loss) from bond transactions is reported on an identified cost basis. Sales and redemptions of bonds are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

In addition to insurance coverage acquired by the Trust (see Note 3), the Trust pays a fee for Trustee services to United States Trust Company of New York which is based on $1.05 and $.55 per $1,000 principal amount of Bonds for those portions of the Trust under the monthly and semi-annual distribution plans, respectively. Effective September 1, 1995, The Chase Manhattan Bank (National Association) will succeed United States Trust Company of New York as Trustee; the Trustee fees will not be affected by the change. Additionally, a fee of $1,200 annually is payable to the Evaluator and the Trust pays all related expenses of the Trustee and recurring financial reporting costs.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at July 31, 1995 follows:

               Unrealized appreciation                             $160,953
               Unrealized depreciation                             (73,660)
                                                                   ________

                                                                    $87,293
                                                                   ========


3.  Insurance

The Trust has acquired insurance coverage which provides for the scheduled payments of principal and interest on all bonds in its portfolio and three issues are also insured by insurance obtained by the issuer of the bonds (see Notes (c) and (d) to portfolio). While insurance coverage acquired by an issuer of bonds continues in force so long as the bonds are outstanding and the insurer remains in business, insurance coverage acquired by the Trust is effective only while the bonds are owned by the Trust and, in the event of disposition of such a bond by the Trustee, the insurance terminates as to such bond on the date of disposition. Pursuant to an irrevocable commitment of Financial Guaranty Insurance Company, in the event of a sale of a bond from the portfolio, the Trustee has the right to obtain permanent insurance for such bond upon the payment of a single predetermined insurance premium from the proceeds of the sale of such bond. Annual insurance premiums payable by the Trust in future years, assuming no change in the portfolio, would be $3,647.

The valuation of bonds does not include any amount attributable to the insurance acquired by the Trust as there has been no default in the payment of principal or interest on the bonds in the portfolio as of the date of these financial statements and, in the opinion of the Sponsor, the bonds are being quoted in the market at a value which does not reflect a significant risk of such default.

4.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate offering price of the bonds on the date of an investor's purchase, plus a sales charge of 4.8% of the public offering price which is equivalent to approximately 5.042% of the net amount invested.

Distributions to unit holders -

Distributions of net interest income to unit holders are made monthly or semi-annually. Such income distributions per unit, on an accrual basis, were as follows:

              Type of                                   Year ended July 31,
            distribution
                plan                                  1995      1994     1993

             Monthly                                 $66.78     72.14    69.93
             Semi-annual                              67.31     72.73    70.44


Selected data for a unit of the Trust
  outstanding throughout each year -

                                                      Year ended July 31,

                                                    1995      1994      1993

Interest income                                    $69.48     71.20     73.26
Expenses                                            (3.33)    (3.30)    (3.00)
                                                  ___________________________
    Investment income - net                         66.15     67.90     70.26

Distributions to unit holders:
  Investment income - net                          (66.98)   (72.40)   (70.15)
  Principal from investment transactions          (152.23)   (23.62)        -

Net gain (loss) on investments                     (17.66)   (34.80)    (2.80)
                                                  ___________________________
    Total increase (decrease) in net assets       (170.72)   (62.92)    (2.69)

Net assets:
  Beginning of the year                            973.60  1,036.52  1,039.21
                                                  ___________________________

  End of the year                                 $802.88    973.60  1,036.52
                                                  ===========================


                      THE FIRST TRUST COMBINED SERIES 7
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MICHIGAN TRUST, SERIES 10

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                            _____________________
                             P R O S P E C T U S
                            _____________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    (National Association)
                                    770 Broadway
                                    New York, New York  10003

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                      THE FIRST TRUST COMBINED SERIES 7
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                            OHIO TRUST, SERIES 10
                                 2,230 UNITS


PROSPECTUS
Part One
Dated November 22, 1995

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

In the opinion of Counsel, interest income to the Trust and to Unit holders, with certain exceptions, is exempt under existing law from all Federal income taxes. In addition, the interest income is, in the opinion of Special Counsel, exempt to the extent indicated from Ohio State and local income taxes. Capital gains, if any, are subject to tax.

The Trust

The First Trust of Insured Municipal Bonds - Multi-State Ohio Trust, Series 10 (the "Trust") is an insured and fixed portfolio of interest-bearing obligations issued by or on behalf of municipalities and other governmental authorities within the State of Ohio, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income taxes and from Ohio State and local income taxes under existing law. At October 16, 1995, each Unit represented a 1/2,230 undivided interest in the principal and net income of the Trust (see "The Fund" in Part
Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price of the Units is equal to the aggregate value of the Bonds in the Portfolio of the Trust divided by the number of Units outstanding, plus a sales charge of 4.1% of the Public Offering Price (4.275% of the amount invested). At October 16, 1995, the Public Offering Price per Unit was $848.82 plus net interest accrued to date of settlement (three business days after such date) of $7.83 and $24.40 for the monthly and semi-annual distribution plans, respectively (see "Market for Units" in Part Two).

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

Estimated Current Return and Estimated Long-Term Return

Estimated Current Return to Unit holders under the semi-annual distribution plan was 5.86% per annum on October 16, 1995, and 5.80% under the monthly distribution plan. Estimated Long-Term Return to Unit holders under the semi-annual distribution plan was 3.57% per annum on October 16, 1995, and 3.51% under the monthly distribution plan. Estimated Current Return is calculated by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration and determines and factors in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust; and (2) takes into account a compounding factor and the expenses and sales charge associated with each Unit of the Trust. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Current Return and Estimated Long-Term Return indicated above will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. The above figures are based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates, and with the principal prepayment, redemption, maturity, call, exchange or sale of the underlying Bonds. See "What are Estimated Current Return and Estimated Long-Term Return?" in Part Two.

                      THE FIRST TRUST COMBINED SERIES 7
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                            OHIO TRUST, SERIES 10
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 16, 1995
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
          Trustee:  The Chase Manhattan Bank (National Association)


GENERAL INFORMATION

Principal Amount of Bonds in the Trust                              $1,825,000
Number of Units                                                          2,230
Fractional Undivided Interest in the Trust per Unit                    1/2,230
Public Offering Price:
  Aggregate Value of Bonds in the Portfolio                         $1,815,254
  Aggregate Value of Bonds per Unit                                    $814.02
  Sales Charge 4.275% (4.10% of Public Offering Price)                  $34.80
  Public Offering Price per Unit                                       $848.82*
Redemption Price and Sponsor's Repurchase Price per Unit
  ($34.80 less than the Public Offering Price per Unit)                $814.02*
Discretionary Liquidation Amount of the Trust (20% of the
  original principal amount of Bonds in the Trust)                    $600,000

Date Trust Established                                     September  30, 1986
Mandatory Termination Date                                  December  31, 2035
Evaluator's Fee: $900 annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.

[FN]
*Plus net interest accrued to date of settlement (three business days after purchase) (see "Public Offering Price" herein and "Redemption of Units" and "Purchase of Units by Sponsor" in Part Two).

                      THE FIRST TRUST COMBINED SERIES 7
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                            OHIO TRUST, SERIES 10
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 16, 1995
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
          Trustee:  The Chase Manhattan Bank (National Association)


PER UNIT INFORMATION BASED ON VARIOUS DISTRIBUTION PLANS

                                                                      Semi-
                                                           Monthly    Annual

Calculation of Estimated Net Annual Income:
  Estimated Annual Interest Income                          $52.00    $52.00
  Less:  Estimated Annual Expense
            Excluding Insurance                              $2.29     $1.76
         Annual Premium on Portfolio Insurance                $.49      $.49
  Estimated Net Annual Interest Income                      $49.22    $49.75
Calculation of Interest Distribution:
  Estimated Net Annual Interest Income                      $49.22    $49.75
  Divided by 12 and 2, Respectively                          $4.10    $24.88
Estimated Daily Rate of Net Interest Accrual                  $.1367    $.1382
Estimated Current Return Based on Public Offering Price       5.80%     5.86%
Estimated Long-Term Return Based on Public Offering Price     3.51%     3.57%

Trustee's Annual Fee: $1.05 and $.55 per $1,000 principal amount of Bonds for those portions of the Trust under the monthly and semi-annual distribution plans, respectively.
Computation Dates: Fifteenth day of the month as follows: monthly--each month; semi-annual--June and December.
Distribution Dates: Last day of the month as follows: monthly--each month; semi-annual--June and December.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust Combined Series 7,
The First Trust of Insured Municipal Bonds - Multi-State,
Ohio Trust, Series 10

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Combined Series 7, The First Trust of Insured Municipal Bonds - Multi-State, Ohio Trust, Series 10 as of July 31, 1995, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Combined Series 7, The First Trust of Insured Municipal Bonds - Multi-State, Ohio Trust, Series 10, at July 31, 1995, and the results of its operations and changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.



                                                             ERNST & YOUNG LLP
Chicago, Illinois
October 27, 1995

                      THE FIRST TRUST COMBINED SERIES 7
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                            OHIO TRUST, SERIES 10

                     STATEMENT OF ASSETS AND LIABILITIES

                                July 31, 1995


                                    ASSETS

Municipal bonds, at market value (cost $1,694,830)
  (Notes 1 and 3)                                                 $1,854,962
Accrued interest                                                      22,874
                                                                  __________
                                                                   1,877,836

                          LIABILITIES AND NET ASSETS

Liabilities:
  Distributions payable and accrued to unit holders                    3,547
  Cash overdraft                                                       2,276
  Accrued liabilities                                                     19
                                                                  __________
                                                                       5,842
                                                                  __________

Net assets, applicable to 2,280 outstanding units
    of fractional undivided interest:
  Cost of Trust assets (Note 1)                      $1,694,830
  Net unrealized appreciation (Note 2)                  160,132
  Distributable funds                                    17,032
                                                     __________

                                                                  $1,871,994
                                                                  ==========

Net asset value per unit                                             $821.05
                                                                  ==========

[FN]

               See accompanying notes to financial statements.

                          THE FIRST TRUST COMBINED SERIES 7
               THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                                OHIO TRUST, SERIES 10

                         PORTFOLIO - See notes to portfolio.

                                    July 31, 1995



                                                    Coupon                                 Standard &
                                                   interest   Date of       Redemption       Poor's    Principal     Market
 Name of issuer and title of bond(g)                 rate     maturity    provisions(a)    rating(b)     amount      Value
                                                                                          (Unaudited)

County of Butler, Ohio, Hospital Refunding
  Revenue, Series 1985A (Middletown Regional
  Hospital) (FGIC Insured) (c) (f)                   9.30  %  11/01/2015   1997 @ 100         AAA       $210,000     233,279
City of Columbus, Ohio, New Public Housing
  Authority                                          5.00      5/01/2005   1995 @ 103         AAA        500,000     498,435
City of Columbus, Ohio, Sewerage System Revenue,
  Series 1986A (f)                                   8.00      6/01/2008   1996 @ 102         NR         290,000     304,543
Dayton, Ohio, Airport Revenue (James M. Cox
  Dayton International Airport) (AMBAC                                     1996 @ 102.5
  Insured) (d)                                       8.25      1/01/2016   2002 @ 100 S.F.    AAA        350,000     364,277
City of Lorain, Ohio, Hospital Refunding Revenue,
  Series 1985 (Lakeland Community Hospital, Inc.
  Project) (f)                                       9.50     11/01/2012   1995 @ 102         AAA         25,000      25,815
Ohio Housing Finance Agency, Single Family
  Mortgage Revenue, 1985 Series B (FGIC
  Insured) (c)                                          - (e)  1/15/2015   2009 @ 57.707 S.F. AAA        100,000      29,069
Youngstown, Ohio, New Public Housing Authority       4.875     5/01/2004   1995 @ 103         AAA        400,000     399,544
                                                                                                      ______________________

                                                                                                      $1,875,000   1,854,962
                                                                                                      ======================


                      THE FIRST TRUST COMBINED SERIES 7
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                            OHIO TRUST, SERIES 10

                              NOTES TO PORTFOLIO

                                July 31, 1995


(a) Shown under this heading are the year in which each issue of Bonds is initially redeemable and the redemption price in that year or, if currently redeemable, the redemption price at July 31, 1995. Unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter (but not below par value) except for zero coupon bonds which are redeemable at prices based on the issue price plus the amount of original issue discount accreted to the redemption date plus, if applicable, some premium, the amount of which will decline in subsequent years. "S.F." indicates a sinking fund is established with respect to an issue of bonds. In addition, certain bonds are sometimes redeemable in whole or in part other than by operation of the stated redemption or sinking fund provisions under specified unusual or extraordinary circumstances. Approximately 95% of the aggregate principal amount of the Bonds in the Trust is subject to call within five years.

(b) The ratings shown are those effective at July 31, 1995 ("NR" indicates no rating).

(c) Insurance has been obtained by the Bond issuer. No premium is payable by the Trust.

(d)   Insurance has also been obtained by the Bond issuer.

(e) These Bonds have no stated interest rate ("zero coupon bonds") and, accordingly, will have no periodic interest payments to the Trust. Upon maturity, the holders of these bonds are entitled to receive 100% of the stated principal amount. The Bonds were issued at an original issue discount on August 6, 1985 at a price of 4.849% of their original principal amount.

(f) This issue of Bonds is secured by, and payable from, escrowed U.S. Government securities.

(g)   The Trust consists of seven obligations of issuers located in Ohio.
      None of the Bonds in the Trust are general obligations of a governmental entity. All issues are revenue bonds payable from the income of a specific project or authority and are divided by purpose of issue as follows: Health Care, 2; Water, 1; Airport, 1; Single Family Housing, 1; and Miscellaneous, 2. Approximately 5% of the aggregate principal amount of the Bonds consist of single family residential mortgage revenue bonds. Each of five Bond issues represents 10% or more of the aggregate principal amount of the Bonds in the Trust or a total of approximately 93%. The largest such issue represents approximately 27%.

[FN]

               See accompanying notes to financial statements.

                      THE FIRST TRUST COMBINED SERIES 7
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                            OHIO TRUST, SERIES 10

                           STATEMENTS OF OPERATIONS


                                                  Year ended July 31,

                                              1995        1994        1993

Interest income                             $122,322     137,318     179,198

Expenses:
  Trustee's fees and related expenses        (3,135)     (3,440)     (4,620)
  Insurance expense (Note 3)                 (1,301)     (1,602)     (1,728)
  Evaluator's fees                             (900)       (900)       (900)
                                            ________________________________
    Investment income - net                  116,986     131,376     171,950

Net gain (loss) on investments:
  Net realized gain (loss)                   (4,822)    (13,402)    (16,258)
  Change in unrealized appreciation
    or depreciation                          (3,333)    (44,542)      23,343
                                            ________________________________
                                             (8,155)    (57,944)       7,085
                                            ________________________________
Net increase in net assets resulting
  from operations                           $108,831      73,432     179,035
                                            ================================

[FN]

               See accompanying notes to financial statements.

                      THE FIRST TRUST COMBINED SERIES 7
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                            OHIO TRUST, SERIES 10

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                  Year ended July 31,

                                              1995        1994        1993

Net increase in net assets resulting
    from operations:
  Investment income - net                   $116,986     131,376     171,950
  Net realized gain (loss) on investments    (4,822)    (13,402)    (16,258)
  Change in unrealized appreciation
    or depreciation on investments           (3,333)    (44,542)      23,343
                                          __________________________________
                                             108,831      73,432     179,035

Distributions to unit holders:
  Investment income - net                  (116,818)   (139,755)   (173,363)
  Principal from investment transactions           -     (9,825)   (385,001)
                                          __________________________________
                                           (116,818)   (149,580)   (558,364)

Unit redemptions (174, 264 and 29 in
    1995, 1994 and 1993, respectively):
  Principal portion                        (138,293)   (221,260)    (27,046)
  Net interest accrued                       (1,799)     (5,681)       (445)
                                          __________________________________
                                           (140,092)   (226,941)    (27,491)
                                          __________________________________
Total increase (decrease) in net assets    (148,079)   (303,089)   (406,820)

Net assets:
  At the beginning of the year             2,020,073   2,323,162   2,729,982
                                          __________________________________
  At the end of the year (including
    distributable funds applicable to
    Trust units of $17,032, $25,466
    and $33,717 at July 31, 1995,
    1994 and 1993, respectively)          $1,871,994   2,020,073   2,323,162
                                          ==================================

Trust units outstanding at the end
  of the year                                  2,280       2,454       2,718

[FN]

               See accompanying notes to financial statements.

                      THE FIRST TRUST COMBINED SERIES 7
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                            OHIO TRUST, SERIES 10

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

Bonds are stated at values as determined by Securities Evaluation Service, Inc. (the Evaluator), certain shareholders of which are officers of the Sponsor. The bond values are based on (1) current bid prices for the bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust, (2) current bid prices for comparable bonds, (3) appraisal or (4) any combination of the above (see Note 3).

Security cost -

The Trust's cost of its portfolio is based on the offering prices of the bonds on the Date of Deposit, September 30, 1986. The premium or discount (including original issue discount) existing at the Date of Deposit is not being amortized. Realized gain (loss) from bond transactions is reported on an identified cost basis. Sales and redemptions of bonds are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

In addition to insurance coverage acquired by the Trust (see Note 3), the Trust pays a fee for Trustee services to United States Trust Company of New York which is based on $1.05 and $.55 per $1,000 principal amount of Bonds for those portions of the Trust under the monthly and semi-annual distribution plans, respectively. Effective September 1, 1995, The Chase Manhattan Bank (National Association) will succeed United States Trust Company of New York as Trustee; the Trustee fees will not be affected by the change. Additionally, a fee of $900 annually is payable to the Evaluator and the Trust pays all related expenses of the Trustee and recurring financial reporting costs.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at July 31, 1995 follows:

               Unrealized appreciation                             $181,872
               Unrealized depreciation                             (21,740)
                                                                   ________

                                                                   $160,132
                                                                   ========


3.  Insurance

The Trust has acquired insurance coverage which provides for the scheduled payments of principal and interest on all bonds in its portfolio and three issues are also insured by insurance obtained by the issuer of the bonds (see Notes (c) and (d) to portfolio). While insurance coverage acquired by an issuer of bonds continues in force so long as the bonds are outstanding and the insurer remains in business, insurance coverage acquired by the Trust is effective only while the bonds are owned by the Trust and, in the event of disposition of such a bond by the Trustee, the insurance terminates as to such bond on the date of disposition. Pursuant to an irrevocable commitment of Financial Guaranty Insurance Company, in the event of a sale of a bond from the portfolio, the Trustee has the right to obtain permanent insurance for such bond upon the payment of a single predetermined insurance premium from the proceeds of the sale of such bond. Annual insurance premiums payable by the Trust in future years, assuming no change in the portfolio, would be $1,222.

The valuation of bonds does not include any amount attributable to the insurance acquired by the Trust as there has been no default in the payment of principal or interest on the bonds in the portfolio as of the date of these financial statements and, in the opinion of the Sponsor, the bonds are being quoted in the market at a value which does not reflect a significant risk of such default.

4.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate offering price of the bonds on the date of an investor's purchase, plus a sales charge of 4.8% of the public offering price which is equivalent to approximately 5.042% of the net amount invested.

Distributions to unit holders -

Distributions of net interest income to unit holders are made monthly or semi-annually. Such income distributions per unit, on an accrual basis, were as follows:

              Type of                                   Year ended July 31,
            distribution
                plan                                  1995      1994     1993

             Monthly                                 $49.46     55.17    63.17
             Semi-annual                              50.01     55.68    63.72


Selected data for a unit of the Trust
  outstanding throughout each year -

                                                      Year ended July 31,

                                                    1995      1994      1993

Interest income                                    $52.12     53.47     65.43
Expenses                                            (2.27)    (2.31)    (2.65)
                                                  ___________________________
    Investment income - net                         49.85     51.16     62.78

Distributions to unit holders:
  Investment income - net                          (49.72)   (55.25)   (63.29)
  Principal from investment transactions                -     (3.87)  (141.65)

Net gain (loss) on investments                      (2.26)   (23.59)     3.09
                                                  ___________________________
    Total increase (decrease) in net assets         (2.13)   (31.55)  (139.07)

Net assets:
  Beginning of the year                            823.18    854.73    993.80
                                                  ___________________________

  End of the year                                 $821.05    823.18    854.73
                                                  ===========================


                      THE FIRST TRUST COMBINED SERIES 7
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                            OHIO TRUST, SERIES 10

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                            _____________________
                             P R O S P E C T U S
                            _____________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    (National Association)
                                    770 Broadway
                                    New York, New York  10003

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                      THE FIRST TRUST COMBINED SERIES 7
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                         PENNSYLVANIA TRUST, SERIES 9
                                 2,672 UNITS


PROSPECTUS
Part One
Dated November 22, 1995

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

In the opinion of Counsel, interest income to the Trust and to Unit holders, with certain exceptions, is exempt under existing law from all Federal income taxes. In addition, the interest income is, in the opinion of Special Counsel, exempt to the extent indicated from Pennsylvania State and local income taxes. Capital gains, if any, are subject to tax.

The Trust

The First Trust of Insured Municipal Bonds - Multi-State, Pennsylvania Trust, Series 9 (the "Trust") is an insured and fixed portfolio of interest-bearing obligations issued by or on behalf of municipalities and other governmental authorities within the State of Pennsylvania, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income taxes and from Pennsylvania State and local income taxes under existing law. At October 16, 1995, each Unit represented a 1/2,672 undivided interest in the principal and net income of the Trust (see "The Fund" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price of the Units is equal to the aggregate value of the Bonds in the Portfolio of the Trust divided by the number of Units outstanding, plus a sales charge of 4.7% of the Public Offering Price (4.932% of the amount invested). At October 16, 1995, the Public Offering Price per Unit was $619.27 plus net interest accrued to date of settlement (three business days after such date) of $5.70 and $17.12 for the monthly and semi-annual distribution plans, respectively (see "Market for Units" in Part Two).

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

Estimated Current Return and Estimated Long-Term Return

Estimated Current Return to Unit holders under the semi-annual distribution plan was 5.48% per annum on October 16, 1995, and 5.39% under the monthly distribution plan. Estimated Long-Term Return to Unit holders under the semi-annual distribution plan was 4.38% per annum on October 16, 1995, and 4.29% under the monthly distribution plan. Estimated Current Return is calculated by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration and determines and factors in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust; and (2) takes into account a compounding factor and the expenses and sales charge associated with each Unit of the Trust. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Current Return and Estimated Long-Term Return indicated above will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. The above figures are based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates, and with the principal prepayment, redemption, maturity, call, exchange or sale of the underlying Bonds. See "What are Estimated Current Return and Estimated Long-Term Return?" in Part Two.

                      THE FIRST TRUST COMBINED SERIES 7
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                         PENNSYLVANIA TRUST, SERIES 9
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 16, 1995
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
          Trustee:  The Chase Manhattan Bank (National Association)


GENERAL INFORMATION

Principal Amount of Bonds in the Trust                              $1,570,000
Number of Units                                                          2,672
Fractional Undivided Interest in the Trust per Unit                    1/2,672
Public Offering Price:
  Aggregate Value of Bonds in the Portfolio                         $1,576,904
  Aggregate Value of Bonds per Unit                                    $590.16
  Sales Charge 4.932% (4.7% of Public Offering Price)                   $29.11
  Public Offering Price per Unit                                       $619.27*
Redemption Price and Sponsor's Repurchase Price per Unit
  ($29.11 less than the Public Offering Price per Unit)                $590.16*
Discretionary Liquidation Amount of the Trust (20% of the
  original principal amount of Bonds in the Trust)                    $600,000

Date Trust Established                                      September 30, 1986
Mandatory Termination Date                                   December 31, 2037
Evaluator's Fee: $900 annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.

[FN]
*Plus net interest accrued to date of settlement (three business days after purchase) (see "Public Offering Price" herein and "Redemption of Units" and "Purchase of Units by Sponsor" in Part Two).

                      THE FIRST TRUST COMBINED SERIES 7
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                         PENNSYLVANIA TRUST, SERIES 9
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 16, 1995
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
          Trustee:  The Chase Manhattan Bank (National Association)


PER UNIT INFORMATION BASED ON VARIOUS DISTRIBUTION PLANS

                                                                      Semi-
                                                           Monthly    Annual

Calculation of Estimated Net Annual Income:
  Estimated Annual Interest Income                          $36.42    $36.42
  Less:  Estimated Annual Expense
            Excluding Insurance                              $2.73     $2.18
         Annual Premium on Portfolio Insurance                $.32      $.32
  Estimated Net Annual Interest Income                      $33.37    $33.92
Calculation of Interest Distribution:
  Estimated Net Annual Interest Income                      $33.37    $33.92
  Divided by 12 and 2, Respectively                          $2.78    $16.96
Estimated Daily Rate of Net Interest Accrual                  $.0927    $.0942
Estimated Current Return Based on Public
  Offering Price                                              5.39%     5.48%
Estimated Long-Term Return Based on Public
  Offering Price                                              4.29%     4.38%

Trustee's Annual Fee: $1.05 and $.55 per $1,000 principal amount of Bonds for those portions of the Trust under the monthly and semi-annual distribution plans, respectively.
Computation Dates: Fifteenth day of the month as follows: monthly--each month; semi-annual--June and December.
Distribution Dates: Last day of the month as follows: monthly--each month; semi-annual--June and December.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust Combined Series 7
The First Trust of Insured Municipal Bonds -
Multi-State, Pennsylvania Trust, Series 9

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Combined Series 7, The First Trust of Insured Municipal Bonds - Multi-State, Pennsylvania Trust, Series 9 as of July 31, 1995, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Combined Series 7, The First Trust of Insured Municipal Bonds - Multi-State, Pennsylvania Trust, Series 9, at July 31, 1995, and the results of its operations and changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.



                                                             ERNST & YOUNG LLP
Chicago, Illinois
October 27, 1995

                      THE FIRST TRUST COMBINED SERIES 7
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                         PENNSYLVANIA TRUST, SERIES 9

                     STATEMENT OF ASSETS AND LIABILITIES

                                July 31, 1995


                                    ASSETS

Municipal bonds, at market value (cost $1,396,467)
  (Notes 1 and 3)                                                 $1,564,275
Accrued interest                                                      26,546
                                                                  __________
                                                                   1,590,821

                          LIABILITIES AND NET ASSETS

Liabilities:
  Distributions payable and accrued to unit holders                    4,622
  Cash overdraft                                                         439
  Accrued liabilities                                                     22
                                                                  __________
                                                                       5,083
                                                                  __________

Net assets, applicable to 2,692 outstanding units
    of fractional undivided interest:
  Cost of Trust assets (Note 1)                      $1,396,467
  Net unrealized appreciation (Note 2)                  167,808
  Distributable funds                                    21,463
                                                     __________

                                                                  $1,585,738
                                                                  ==========

Net asset value per unit                                             $589.06
                                                                  ==========

[FN]

               See accompanying notes to financial statements.

                          THE FIRST TRUST COMBINED SERIES 7
               THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                             PENNSYLVANIA TRUST, SERIES 9

                         PORTFOLIO - See notes to portfolio.

                                    July 31, 1995


                                                    Coupon                                 Standard &
                                                   interest   Date of       Redemption       Poor's    Principal     Market
 Name of issuer and title of bond(g)                 rate     maturity    provisions(a)    rating(b)     amount      Value
                                                                                          (Unaudited)

Allegheny County Residential Finance Authority,
  Single Family  Mortgage Revenue, 1983 Series B        -(e)  10/01/2015   2005 @ 32.486 S.F. A          $25,000       2,887
Bucks County Water and Sewer Authority, Bucks
  County, Pennsylvania, Water Revenue and Sewer
  Revenue, Southwest Region Water Revenue and
  Sewer Revenue, Series of 1985 (FGIC                                      1995 @ 100
  Insured) (c)(f)                                    9.10%    12/01/2005   2002 @ 100 S.F.    AAA        170,000     172,859
Erie County, Pennsylvania, New Public Housing
  Authority                                          5.25      4/01/2008   1995 @ 103         AAA        100,000      99,535
Commonwealth of Pennsylvania, General Obligation
  Highway, First Series T of 1973                    4.00     10/15/2002   1995 @ 102.25      AA-        100,000      92,921
Pennsylvania Turnpike Commission, Pennsylvania
  Turnpike Revenue, Series A of 1986 (f)             7.875    12/01/2015   1996 @ 102         AAA        145,000     155,214
Pittsburgh, Pennsylvania, General Obligation,                              1996 @ 100
  Series of 1986 (AMBAC Insured) (d)                 6.00      3/01/2014   1996 @ 100 S.F.    AAA        500,000     500,000
Swatara Township Authority, Dauphin County,
  Pennsylvania, Guaranteed Sewer Revenue,
  Series of 1978 (Guaranteed by the Township                               1995 @ 100
  of Swatara) (MBIA Insured) (d)                     6.15      5/01/2007   1995 @ 100 S.F.    AAA        390,000     391,404
Wilkes-Barre, Pennsylvania, New Public Housing
  Authority                                          5.125     1/01/2006   1996 @ 103         AAA        150,000     149,455
                                                                                                      ______________________

                                                                                                      $1,580,000   1,564,275
                                                                                                      ======================


                      THE FIRST TRUST COMBINED SERIES 7
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                         PENNSYLVANIA TRUST, SERIES 9

                              NOTES TO PORTFOLIO

                                July 31, 1995


(a) Shown under this heading are the year in which each issue of Bonds is initially redeemable and the redemption price in that year or, if currently redeemable, the redemption price at July 31, 1995. Unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter (but not below par value) except for zero coupon bonds which are redeemable at prices based on the issue price plus the amount of original issue discount accreted to the redemption date plus, if applicable, some premium, the amount of which will decline in subsequent years. "S.F." indicates a sinking fund is established with respect to an issue of bonds. In addition, certain bonds are sometimes redeemable in whole or in part other than by operation of the stated redemption or sinking fund provisions under specified unusual or extraordinary circumstances. Approximately 98% of the aggregate principal amount of the Bonds in the Trust is subject to call within five years.

(b)   The ratings shown are those effective at July 31, 1995.

(c) Insurance has been obtained by the Bond issuer. No premium is payable by the Trust.

(d)   Insurance has also been obtained by the Bond issuer.

(e) These Bonds have no stated interest rate ("zero coupon bonds") and, accordingly, will have no periodic interest payments to the Trust. Upon maturity, the holders of these Bonds are entitled to receive 100% of the stated principal amount. The Bonds were issued at an original issue discount on September 15, 1983 at a price of 3.234% of their original principal amount.

(f) This issue of Bonds is secured by, and payable from, escrowed U.S. Government securities.

(g) The Trust consists of eight obligations of issuers located in Pennsylvania. Two of the Bonds in the Trust, aggregating approximately 38% of the aggregate principal amount of the Bonds in the Trust, are general obligations of a governmental entity. The remaining issues are revenue bonds payable from the income of a specific project or authority and are divided by purpose of issue as follows: Utilities, 1; Water, 1; Transportation, 1; Single Family Housing, 1; and Miscellaneous, 2. Approximately 25% and 2% of the aggregate principal amount of the Bonds consist of utility revenue bonds and single family residential mortgage revenue bonds, respectively. Each of three Bond issues represents 10% or more of the aggregate principal amount of the Bonds in the Trust or a total of approximately 67%. The largest such issue represents approxi mately 32%.

[FN]

               See accompanying notes to financial statements.

                      THE FIRST TRUST COMBINED SERIES 7
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                         PENNSYLVANIA TRUST, SERIES 9

                           STATEMENTS OF OPERATIONS


                                                  Year ended July 31,

                                              1995        1994        1993

Interest income                             $135,125     159,649     206,646

Expenses:
  Trustee's fees and related expenses        (3,442)     (3,697)     (4,504)
  Insurance expense (Note 3)                 (1,069)     (1,266)     (2,477)
  Evaluator's fees                             (900)       (900)       (900)
                                            ________________________________
    Investment income - net                  129,714     153,786     198,765

Net gain (loss) on investments:
  Net realized gain (loss)                  (65,595)      12,826    (27,188)
  Change in unrealized appreciation
    or depreciation                           43,828    (89,831)       8,873
                                            ________________________________
                                            (21,767)    (77,005)    (18,315)
                                            ________________________________
Net increase in net assets resulting
  from operations                           $107,947      76,781     180,450
                                            ================================

[FN]

               See accompanying notes to financial statements.

                      THE FIRST TRUST COMBINED SERIES 7
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                         PENNSYLVANIA TRUST, SERIES 9

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                  Year ended July 31,

                                              1995        1994        1993

Net increase in net assets resulting
    from operations:
  Investment income - net                   $129,714     153,786     198,765
  Net realized gain (loss) on investments   (65,595)      12,826    (27,188)
  Change in unrealized appreciation
    or depreciation on investments            43,828    (89,831)       8,873
                                          __________________________________
                                             107,947      76,781     180,450

Distributions to unit holders:
  Investment income - net                  (137,793)   (167,601)   (198,886)
  Principal from investment transactions   (577,495)   (495,761)    (19,989)
                                          __________________________________
                                           (715,288)   (663,362)   (218,875)

Unit redemptions (110, 44 and 85 in
    1995, 1994 and 1993, respectively):
  Principal portion                         (84,280)    (36,169)    (85,525)
  Net interest accrued                       (1,612)     (1,076)     (1,995)
                                          __________________________________
                                            (85,892)    (37,245)    (87,520)
                                          __________________________________
Total increase (decrease) in net assets    (693,233)   (623,826)   (125,945)

Net assets:
  At the beginning of the year             2,278,971   2,902,797   3,028,742
                                          __________________________________
  At the end of the year (including
    distributable funds applicable to
    Trust units of $21,463, $27,106
    and $365,969 at July 31, 1995,
    1994 and 1993, respectively)          $1,585,738   2,278,971   2,902,797
                                          ==================================

Trust units outstanding at the end
  of the year                                  2,692       2,802       2,846

[FN]

               See accompanying notes to financial statements.

                      THE FIRST TRUST COMBINED SERIES 7
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                         PENNSYLVANIA TRUST, SERIES 9

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

Bonds are stated at values as determined by Securities Evaluation Service, Inc. (the Evaluator), certain shareholders of which are officers of the Sponsor. The bond values are based on (1) current bid prices for the bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust, (2) current bid prices for comparable bonds, (3) appraisal or (4) any combination of the above (see Note 3).

Security cost -

The Trust's cost of its portfolio is based on the offering prices of the bonds on the Date of Deposit, September 30, 1986. The premium or discount (including original issue discount) existing at the Date of Deposit is not being amortized. Realized gain (loss) from bond transactions is reported on an identified cost basis. Sales and redemptions of bonds are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

In addition to insurance coverage acquired by the Trust (see Note 3), the Trust pays a fee for Trustee services to United States Trust Company of New York which is based on $1.05 and $.55 per $1,000 principal amount of Bonds for those portions of the Trust under the monthly and semi-annual distribution plans, respectively. Effective September 1, 1995, The Chase Manhattan Bank (National Association) will succeed United States Trust Company of New York as Trustee; the Trustee fees will not be affected by the change. Additionally, a fee of $900 annually is payable to the Evaluator and the Trust pays all related expenses of the Trustee and recurring financial reporting costs.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at July 31, 1995 follows:

               Unrealized appreciation                             $185,723
               Unrealized depreciation                             (17,915)
                                                                   ________

                                                                   $167,808
                                                                   ========


3.  Insurance

The Trust has acquired insurance coverage which provides for the scheduled payments of principal and interest on all bonds in its portfolio and three issues are also insured by insurance obtained by the issuer of the bonds (see Notes (c) and (d) to portfolio). While insurance coverage acquired by an issuer of bonds continues in force so long as the bonds are outstanding and the insurer remains in business, insurance coverage acquired by the Trust is effective only while the bonds are owned by the Trust and, in the event of disposition of such a bond by the Trustee, the insurance terminates as to such bond on the date of disposition. Pursuant to an irrevocable commitment of Financial Guaranty Insurance Company, in the event of a sale of a bond from the portfolio, the Trustee has the right to obtain permanent insurance for such bond upon the payment of a single predetermined insurance premium from the proceeds of the sale of such bond. Annual insurance premiums payable by the Trust in future years, assuming no change in the portfolio, would be $977.

The valuation of bonds does not include any amount attributable to the insurance acquired by the Trust as there has been no default in the payment of principal or interest on the bonds in the portfolio as of the date of these financial statements and, in the opinion of the Sponsor, the bonds are being quoted in the market at a value which does not reflect a significant risk of such default.

4.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate offering price of the bonds on the date of an investor's purchase, plus a sales charge of 4.8% of the public offering price which is equivalent to approximately 5.042% of the net amount invested.

Distributions to unit holders -

Distributions of net interest income to unit holders are made monthly or semi-annually. Such income distributions per unit, on an accrual basis, were as follows:

              Type of                                   Year ended July 31,
            distribution
                plan                                  1995      1994     1993

             Monthly                                 $50.25     59.19    67.90
             Semi-annual                              50.83     59.73    68.53


Selected data for a unit of the Trust
  outstanding throughout each year -

                                                      Year ended July 31,

                                                    1995      1994      1993

Interest income                                    $49.40     56.45     70.63
Expenses                                            (1.98)    (2.07)    (2.69)
                                                  ___________________________
    Investment income - net                         47.42     54.38     67.94

Distributions to unit holders:
  Investment income - net                          (50.55)   (59.43)   (68.19)
  Principal from investment transactions          (214.06)  (174.22)    (6.82)

Net gain (loss) on investments                      (7.09)   (27.35)    (6.32)
                                                  ___________________________
    Total increase (decrease) in net assets       (224.28)  (206.62)   (13.39)

Net assets:
  Beginning of the year                            813.34  1,019.96  1,033.35
                                                  ___________________________

  End of the year                                 $589.06    813.34  1,019.96
                                                  ===========================


                      THE FIRST TRUST COMBINED SERIES 7
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                         PENNSYLVANIA TRUST, SERIES 9

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                            ______________________
                             P R O S P E C T U S
                            ______________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    (National Association)
                                    770 Broadway
                                    New York, New York  10003

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.





     THE FIRST TRUST (Registered Trademark) COMBINED SERIES

                  Supplement to the Prospectus


      Commencing September 1, 1995, The Chase Manhattan Bank (National Association) became successor to United States Trust Company of New York as Trustee of each Series of The First Trust Combined Series. This change will have no material effect upon Unit holders of a Series of The First Trust Combined Series. In addition, the address and phone number for the Trustee listed in the Prospectus will remain the same.

September 5, 1995



     The First Trust (registered trademark) Combined Series

PROSPECTUS                              NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                        ONLY BE USED WITH PART ONE
Dated March 13, 1995                                        AND PART THREE


IN THE OPINION OF COUNSEL, INTEREST INCOME TO THE TRUSTS AND TO
THE UNIT HOLDERS, WITH CERTAIN EXCEPTIONS, IS EXEMPT UNDER EXISTING LAW FROM ALL FEDERAL INCOME TAXES. IN ADDITION, THE INTEREST INCOME
TO THE TRUSTS IS, IN THE OPINION OF SPECIAL COUNSEL, EXEMPT TO
THE EXTENT INDICATED FROM STATE AND LOCAL TAXES WHEN HELD BY RESIDENTS OF THE STATE IN WHICH THE ISSUERS OF THE BONDS IN SUCH TRUSTS
ARE LOCATED. CAPITAL GAINS, IF ANY, ARE SUBJECT TO TAX.

THE FIRST TRUST COMBINED SERIES (the "Fund") consists of underlying separate unit investment trusts (the "Trusts"). The various trusts are collectively referred to herein as the "Trusts" while all Trusts that are not designated as "The First Trust Advantage" are sometimes collectively referred to herein as the "Insured
Trusts" and a Trust with the name designation of "The First Trust of Insured Municipal Bonds, Discount Trust" or "The First Trust
Advantage: Discount Trust" is sometimes referred to herein as a "Discount Trust." Each Trust consists of a portfolio of interest-bearing obligations, issued by or on behalf of states and territories of the United States, and political subdivisions and authorities thereof, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income taxes under existing law although interest on certain Bonds in certain Arkansas, Idaho, Kansas, Maine, Mississippi and Nebraska Trusts will be a preference item for purposes of the Alternative Minimum Tax. In addition, the interest income of each Trust is, in the opinion of Special Counsel, exempt to the extent indicated from state and local income taxes when held by residents of the state in which the issuers of the Bonds in such Trust are located. The securities in a Discount Trust are acquired at prices which result in a Discount Trust portfolio, as a whole, being purchased at a deep discount from the aggregate par value of such Securities although a substantial portion of the Securities in a Discount Trust portfolio may be acquired at a premium over the par value of such Securities. All of the Bonds in an Intermediate Trust mature within 8 to 12 years of the Initial
Date of Deposit. All of the Bonds in a Short Intermediate Trust mature within 3 to 6 years of the Initial Date of Deposit. All of the Bonds in a Long Intermediate Trust mature within 10 to 15 years of the Initial Date of Deposit. The portfolio for each Trust, essential information based thereon and financial statements, including a report of independent auditors relating to the series of the Fund offered hereby, are contained in Part One to which reference should be made for such information.

INSURANCE GUARANTEEING THE SCHEDULED PAYMENTS OF PRINCIPAL AND
INTEREST ON ALL BONDS IN THE PORTFOLIO OF EACH INSURED TRUST HAS
BEEN OBTAINED FROM FINANCIAL GUARANTY INSURANCE COMPANY AND/OR
AMBAC INDEMNITY CORPORATION BY THE INSURED TRUSTS OR WAS DIRECTLY OBTAINED BY THE BOND ISSUER, THE UNDERWRITERS, THE SPONSOR OR
OTHERS PRIOR TO THE INITIAL DATE OF DEPOSIT FROM FINANCIAL GUARANTY INSURANCE COMPANY, AMBAC INDEMNITY CORPORATION, OR OTHER INSURERS
(THE "PREINSURED BONDS"). INSURANCE OBTAINED BY AN INSURED TRUST APPLIES ONLY WHILE BONDS ARE RETAINED IN SUCH TRUST, WHILE INSURANCE
ON PREINSURED BONDS IS EFFECTIVE SO LONG AS SUCH BONDS ARE OUTSTANDING. PURSUANT TO AN IRREVOCABLE COMMITMENT OF FINANCIAL GUARANTY INSURANCE COMPANY, AND/OR AMBAC INDEMNITY CORPORATION IN THE EVENT OF A
SALE OF A BOND INSURED UNDER AN INSURANCE POLICY OBTAINED BY AN
INSURED TRUST, THE TRUSTEE HAS THE RIGHT TO OBTAIN PERMANENT INSURANCE FOR SUCH BOND UPON THE PAYMENT OF A SINGLE PREDETERMINED INSURANCE PREMIUM FROM THE PROCEEDS OF THE SALE OF SUCH BOND. THE INSURANCE,
IN EITHER CASE, RELATES ONLY TO THE BONDS IN THE INSURED TRUSTS
AND NOT TO THE UNITS OFFERED HEREBY. AS A RESULT OF SUCH INSURANCE,
THE UNITS OF EACH INSURED TRUST HAVE RECEIVED A RATING OF "AAA"
BY STANDARD & POOR'S RATINGS GROUP, A DIVISION OF MCGRAW-HILL,
INC. ("STANDARD & POOR'S"). SEE "WHY AND HOW ARE THE INSURED TRUSTS INSURED?" ON PAGE 14. NO REPRESENTATION IS MADE AS TO ANY INSURER'S ABILITY TO MEET ITS COMMITMENTS.

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

For convenience the Prospectus is divided into sections which give general information about the Fund and specific information such as the public offering price, distributions and tax status for each Trust.

The Objectives of the Fund are conservation of capital through investment in portfolios of tax-exempt bonds and income exempt from Federal and applicable state and local income taxes although interest on certain Bonds in certain Arkansas, Idaho, Kansas, Maine, Mississippi and Nebraska Trusts will be a preference item for purposes of the Federal Alternative Minimum Tax. ACCORDINGLY, CERTAIN ARKANSAS, IDAHO, KANSAS, MAINE, MISSISSIPPI AND NEBRASKA TRUSTS MAY BE APPROPRIATE ONLY FOR INVESTORS WHO ARE NOT SUBJECT TO THE ALTERNATIVE MINIMUM TAX. CERTAIN BONDS IN THE OKLAHOMA TRUSTS ARE SUBJECT TO OKLAHOMA STATE INCOME TAXES. The payment of interest and the preservation of principal are, of course, dependent upon the continuing ability of the issuers, obligors and/or insurers to meet their respective obligations.

Distributions to Unit holders may be reinvested as described herein. See "How Can Distributions to Unit Holders be Reinvested?"

The Sponsor, although not obligated to do so, intends to maintain a market for the Units at prices based upon the aggregate bid price of the Bonds in the portfolio of each Trust. In the absence of such a market, a Unit holder will nonetheless be able to dispose of the Units through redemption at prices based upon the bid prices of the underlying Bonds. See "How May Units be Redeemed?" With respect to each Insured Trust, neither the bid nor offering prices of the underlying Bonds or of the Units, absent situations in which Bonds are in default in payment of principal or interest or in significant risk of such default, include value attributable to the portfolio insurance obtained by such Trust. See "Why and How are the Insured Trusts Insured?"

                 The First Trust Combined Series

What is The First Trust Combined Series?

The First Trust Combined Series (the "Fund") is one of a series of investment companies created by the Sponsor under the name of The First Trust Combined Series, all of which are generally similar but each of which is separate and is designated by a different series number. This Series consists of underlying separate unit investment trusts (such Trusts being collectively referred to herein as the "Fund"). Each Series was created under the laws of the State of New York pursuant to a Trust Agreement (the "Indenture"), dated the Initial Date of Deposit, with Nike Securities L.P., as Sponsor, United States Trust Company of New York, as Trustee, Securities Evaluation Service, Inc., as Evaluator and First Trust Advisors L.P., as Portfolio Supervisor. Only Units of a National
Trust may be offered for sale to residents of the State of Illinois.
Only Units of an Indiana Trust and/or a National Trust may be offered for sale to residents of the State of Indiana. Only Units of a Virginia Trust and/or a National Trust may be offered for sale to residents of the State of Virginia. Only Units of a Washington Trust and/or a National Trust may be offered for sale to residents of Washington. On the Initial Date of Deposit, the Sponsor deposited with the Trustee interest-bearing obligations, including delivery statements relating to contracts for the purchase of certain such obligations and irrevocable letters of credit issued by a financial institution in the amounts required for such purchases (the "Bonds").
The Trustee thereafter credited the account of the Sponsor for Units of each Trust representing the entire ownership of the Fund which Units are being offered hereby.

The objectives of the Fund are Federal tax-exempt income and state and local tax-exempt income and conservation of capital through investment in portfolios of interest-bearing obligations issued by or on behalf of the state for which such Trust is named (collectively, the "State Trusts"), and counties, municipalities, authorities and political subdivisions thereof, the Commonwealth of Puerto
Rico and other territories or municipalities of the United States, or authorities or political subdivisions thereof, the interest on which obligations is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income tax and, where applicable, state and local taxes under existing law although interest on certain Bonds in certain Arkansas, Idaho, Kansas, Maine, Mississippi and Nebraska Trusts will be a preference item for purposes of the Alternative Minimum Tax and certain Bonds in the Oklahoma Trusts are subject to Oklahoma
State Income Taxes. The current market value of certain of the obligations in a Discount Trust were significantly below face value when the obligations were acquired by such Trust. The prices at which the obligations are acquired result in a Discount Trust's portfolio, as a whole, being purchased at a deep discount from the aggregate par value of such Securities although a substantial portion of the Securities in a Discount Trust portfolio may be acquired at a premium over the par value of such Securities. Insurance guaranteeing the scheduled payment of all principal and interest on Bonds in the Trusts with the name designation of "The First
Trust of Insured Municipal Bonds," "The First Trust of Insured
Municipal Bonds-Intermediate" or "The First Trust of Insured Municipal Bonds-Multi-State" (the "Insured Trusts") has been obtained by such Trusts from Financial Guaranty Insurance Company ("Financial Guaranty") and/or AMBAC Indemnity Corporation ("AMBAC Indemnity") or was obtained directly by the Bond issuer, the underwriters, the Sponsor or others prior to the Initial Date of Deposit from Financial Guaranty, AMBAC Indemnity, or other insurers (the "Preinsured Bonds"). NO PORTFOLIO INSURANCE POLICY HAS BEEN OBTAINED BY THE
TRUSTS WITH THE NAME DESIGNATION OF "THE FIRST TRUST ADVANTAGE"
(THE "ADVANTAGE TRUSTS"). The portfolio insurance obtained by the Insured Trusts is effective only while the Bonds thus insured are held in such Trusts, while insurance on Preinsured Bonds is effective so long as such Bonds are outstanding. See "Why and How are the Insured Trusts Insured?" THERE IS, OF COURSE, NO GUARANTEE THAT THE FUND'S OBJECTIVES WILL BE ACHIEVED. AN INVESTMENT IN
THE FUND SHOULD BE MADE WITH AN UNDERSTANDING OF THE RISKS WHICH
AN INVESTMENT IN FIXED RATE LONG-TERM DEBT OBLIGATIONS MAY ENTAIL, INCLUDING THE RISK THAT THE VALUE OF THE UNITS WILL DECLINE WITH INCREASES IN INTEREST RATES.

Neither the Public Offering Price of the Units of an Insured Trust nor any evaluation of such Units for purposes of repurchases or redemptions reflects any element of value for the insurance obtained by such Trust unless Bonds are in default in payment of principal or interest or in significant risk of such default. See "Public Offering-How is the Public Offering Price Determined?" On the other hand, the value of insurance obtained by the Bond issuer, the underwriters, the Sponsor or others is reflected and included in the market value of such Bonds.

Insurance obtained by an Insured Trust or by the Bond issuer, the underwriters, the Sponsor or others is not a substitute for the basic credit of an issuer, but supplements the existing credit and provides additional security therefor. If an issue is accepted for insurance, a noncancelable policy for the scheduled payment of interest and principal on the Bonds is issued by the insurer.
A single premium is paid by the Bond issuer, the underwriters, the Sponsor or others for Preinsured Bonds and a monthly premium is paid by each Insured Trust for the insurance obtained by such Trust except for Bonds in such Trust which are insured by the Bond issuer, the underwriters, the Sponsor or others in which case no premiums for insurance are paid by such Trust. Upon the sale of a Bond insured under the insurance policy obtained by an Insured Trust, the Trustee has the right to obtain permanent insurance from Financial Guaranty and/or AMBAC Indemnity with respect to such Bond upon the payment of a single predetermined insurance premium from the proceeds of the sale of such Bond. Accordingly, any Bond in an Insured Trust of the Fund is eligible to be sold on an insured basis. Standard & Poor's and Moody's Investors Service, Inc. have rated the claims-paying ability of Financial Guaranty and AMBAC Indemnity "AAA" and "Aaa," respectively. See "Why and How are the Insured Trusts Insured?"

In selecting Bonds, the following facts, among others, were considered:
(i) the Standard & Poor's rating or Fitch Investors Service, Inc.'s rating of the Bonds was in no case less than "BBB" in the case of an Insured Trust (or an Arkansas, Kansas or Maine Advantage
Trust) and "A-" in the case of other Advantage Trusts, or the Moody's Investors Service, Inc. rating of the Bonds was in no case less than "Baa" in the case of an Insured Trust (or an Arkansas, Kansas or Maine Advantage Trust) and "A" in the case of other
Advantage Trusts, including provisional or conditional ratings, respectively, or, if not rated, the Bonds had, in the opinion of the Sponsor, credit characteristics sufficiently similar to the credit characteristics of interest-bearing tax-exempt obligations that were so rated as to be acceptable for acquisition by the Fund (see "Description of Bond Ratings"); (ii) the prices of the
Bonds relative to other bonds of comparable quality and maturity;
(iii) with respect to the Insured Trusts, the availability and cost of insurance of the principal and interest on the Bonds and
(iv) the diversification of Bonds as to purpose of issue and location of issuer. Subsequent to the Initial Date of Deposit, a Bond may cease to be rated or its rating may be reduced below the minimum required as of the Initial Date of Deposit. Neither event requires elimination of such Bond from the portfolio, but may be considered in the Sponsor's determination as to whether or not to direct the Trustee to dispose of the Bond. See "Rights of Unit Holders-How
May Bonds be Removed from the Fund?" The Portfolio appearing in
Part One contains Bond ratings, when available, for the Bonds listed at the date shown.

Certain of the Bonds in the Trusts may have been acquired at a market discount from par value at maturity. The coupon interest rates on the discount bonds at the time they were purchased and deposited in the Trust were lower than the current market interest rates for newly issued bonds of comparable rating and type. If such interest rates for newly issued comparable bonds increase, the market discount of previously issued bonds will become greater, and if such interest rates for newly issued comparable bonds decline, the market discount of previously issued bonds will be reduced, other things being equal. Investors should also note that the value of bonds purchased at a market discount will increase in value faster than bonds purchased at a market premium if interest rates decrease. Conversely, if interest rates increase, the value of bonds purchased at a market discount will decrease faster than bonds purchased at a market premium. In addition, if interest rates rise, the prepayment risk of higher yielding, premium bonds and the prepayment benefit for lower yielding, discount bonds will be reduced. A discount bond held to maturity will have a larger portion of its total return in the form of taxable income and capital gain and less in the form of tax-exempt interest income than a comparable bond newly issued at current market rates. See "What is the Federal Tax

Status of Unit Holders?" appearing in Part Three for each Trust. Market discount attributable to interest changes does not indicate a lack of market confidence in the issue. Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the Bonds.

Certain of the Bonds in the Trusts may be original issue discount bonds. Under current law, the original issue discount, which is the difference between the stated redemption price at maturity and the issue price of the Bonds, is deemed to accrue on a daily basis and the accrued portion is treated as tax-exempt interest income for Federal income tax purposes. On sale or redemption, any gain realized that is in excess of the earned portion of original issue discount will be taxable as capital gain unless the gain is attributable to market discount in which case the accretion of market discount is taxable as ordinary income. See "What is the Federal Tax Status of Unit Holders?" appearing in Part Three for each Trust. The current value of an original discount bond reflects the present value of its stated redemption price at maturity. The market value tends to increase in greater increments as the Bonds approach maturity.

Certain of the original issue discount bonds may be Zero Coupon
Bonds (including bonds known as multiplier bonds, money multiplier bonds, capital appreciation bonds, capital accumulator bonds, compound interest bonds and money discount maturity payment bonds). Zero Coupon Bonds do not provide for the payment of any current interest and generally provide for payment at maturity at face value unless sooner sold or redeemed. Zero Coupon Bonds may be subject to more price volatility than conventional bonds. While some types of Zero Coupon Bonds, such as multipliers and capital appreciation bonds, define par as the initial offering price rather than the maturity value, they share the basic Zero Coupon bond features of (1) not paying interest on a semi-annual basis and
(2) providing for the reinvestment of the bond's semi-annual earnings at the bond's stated yield to maturity. While Zero Coupon Bonds are frequently marketed on the basis that their fixed rate of return minimizes reinvestment risk, this benefit can be negated in large part by weak call protection, i.e., a bond's provision for redemption at only a modest premium over the accreted value of the bond.

Certain of the Bonds in the Trusts may have been acquired at a market premium from par value at maturity. The coupon interest rates on the premium bonds at the time they were purchased and deposited in the Trusts were higher than the current market interest rates for newly issued bonds of comparable rating and type. If such interest rates for newly issued and otherwise comparable bonds decrease, the market premium of previously issued bonds will be increased, and if such interest rates for newly issued comparable bonds increase, the market premium of previously issued bonds will be reduced, other things being equal. The current returns of bonds trading at a market premium are initially higher than the current returns of comparable bonds of a similar type issued at currently prevailing interest rates because premium bonds tend to decrease in market value as they approach maturity when the face amount becomes payable. Because part of the purchase price is thus returned not at maturity but through current income payments, early redemption of a premium bond at par or early prepayments of principal will result in a reduction in yield. Redemption pursuant to call provisions generally will, and redemption pursuant to sinking fund provisions may, occur at times when the redeemed
Bonds have an offering side valuation which represents a premium over par or for original issue discount Bonds a premium over the accreted value. To the extent that the Bonds were deposited in the Fund at a price higher than the price at which they are redeemed, this will represent a loss of capital when compared to the original Public Offering Price of the Units. Because premium bonds generally pay a higher rate of interest than bonds priced at or below par, the effect of the redemption of premium bonds would be to reduce Estimated Net Annual Unit Income by a greater percentage than the par amount of such bonds bears to the total par amount of Bonds in the Trust. Although the actual impact of any such redemptions that may occur will depend upon the specific Bonds that are redeemed, it can be anticipated that the Estimated Net Annual Unit Income will be significantly reduced after the dates on which such Bonds are eligible for redemption. The Trust may be required to sell
Zero Coupon Bonds prior to maturity (at their current market price which is likely to be less than their par value) in the event that all the Bonds in the portfolio other than the Zero Coupon
Bonds are called or redeemed in order to pay expenses of the Trust or in case the Trust is terminated. See "Rights of Unit Holders-How May Bonds be Removed from the Fund?" and "Other Information-How May the Indenture be Amended or Terminated?" See the "Portfolio" appearing in Part
One for each Trust for the earliest scheduled call date and the initial redemption price for each Bond or, for the Bonds that are currently redeemable, the next scheduled call date and the current redemption price.

Certain of the Bonds in the Trusts may be general obligations of a governmental entity that are backed by the taxing power of such entity. All other Bonds in the Trusts are revenue bonds payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds, on the other hand, are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. There are, of course, variations in the security of the different Bonds in the Fund, both within a particular classification and between classifications, depending on numerous factors.

Certain of the Bonds in the Trusts may be health care revenue bonds. Ratings of bonds issued for health care facilities are sometimes based on feasibility studies that contain projections of occupancy levels, revenues and expenses. A facility's gross receipts and net income available for debt service may be affected by future events and conditions including among other things, demand for services, the ability of the facility to provide the services required, physicians' confidence in the facility, management capabilities, competition with other hospitals, efforts by insurers and governmental agencies to limit rates, legislation establishing state rate-setting agencies, expenses, government regulation, the cost and possible unavailability of malpractice insurance and the termination or restriction of governmental financial assistance, including that associated with Medicare, Medicaid and other similar third party payor programs. Pursuant to recent Federal legislation, Medicare reimbursements are currently calculated on a prospective basis utilizing a single nationwide schedule of rates. Prior to such legislation Medicare reimbursements were based on the actual costs incurred by the health facility. The current legislation may adversely affect reimbursements to hospitals and other facilities for services provided under the Medicare program.

Certain of the Bonds in the Trusts may be single family mortgage revenue bonds, which are issued for the purpose of acquiring from originating financial institutions notes secured by mortgages on residences located within the issuer's boundaries and owned by persons of low or moderate income. Mortgage loans are generally partially or completely prepaid prior to their final maturities as a result of events such as sale of the mortgaged premises, default, condemnation or casualty loss. Because these Bonds are subject to extraordinary mandatory redemption in whole or in part from such prepayments of mortgage loans, a substantial portion of such Bonds will probably be redeemed prior to their scheduled maturities or even prior to their ordinary call dates. The redemption price of such issues may be more or less than the offering price of such Bonds. Extraordinary mandatory redemption without premium could also result from the failure of the originating financial institutions to make mortgage loans in sufficient amounts within a specified time period or, in some cases, from the sale by the Bond issuer of the mortgage loans. Failure of the originating financial institutions to make mortgage loans would be due principally to the interest rates on mortgage loans funded from other sources becoming competitive with the interest rates on the mortgage loans funded with the proceeds of the single family mortgage revenue bonds. Additionally, unusually high rates of default on the underlying mortgage loans may reduce revenues available for the payment of principal of or interest on such mortgage revenue bonds. Single family mortgage revenue bonds issued after December 31, 1980 were issued under Section 103A of the Internal Revenue Code, which Section contains certain ongoing requirements relating to the use of the proceeds of such Bonds in order for the interest on such Bonds to retain its tax-exempt status. In each case, the issuer of the Bonds has covenanted to comply with applicable ongoing requirements and bond counsel to such issuer has issued an opinion that the interest on the Bonds is exempt from Federal income tax under existing laws and regulations. There can be no assurances that the ongoing requirements will be met. The failure to meet these requirements could cause the interest on the Bonds to become taxable, possibly retroactively from the date of issuance.

Certain of the Bonds in the Trusts may be obligations of issuers whose revenues are primarily derived from mortgage loans to housing projects for low to moderate income families. The ability of such issuers to make debt service payments will be affected by events and conditions affecting financed projects, including, among other things, the achievement and maintenance of sufficient occupancy levels and adequate rental income, increases in taxes, employment and income conditions prevailing in local labor markets, utility costs and other operating expenses, the managerial ability of project managers, changes in laws and governmental regulations, the appropriation of subsidies and social and economic trends affecting the localities in which the projects are located. The occupancy of housing projects may be adversely affected by high rent levels and income limitations imposed under Federal and state programs. Like single family mortgage revenue bonds, multi-family mortgage revenue bonds are subject to redemption and call features, including extraordinary mandatory redemption features, upon prepayment, sale or non-origination of mortgage loans as well as upon the occurrence of other events. Certain issuers of single or multi-family housing bonds have considered various ways to redeem bonds they have issued prior to the stated first redemption dates for such bonds. In one situation the New York City Housing Development Corporation, in reliance on its interpretation of certain language in the indenture under which one of its bond issues was created, redeemed all of such issue at par in spite of the fact that such indenture provided that the first optional redemption was to include a premium over par and could not occur prior to 1992. In connection with the housing Bonds held by a Trust, the Sponsor has not had any direct communications with any of the issuers thereof, but at the date hereof it is not aware that any of the respective issuers of such Bonds are actively considering the redemption of such Bonds prior to their respective stated initial call dates. However, there can be no assurance that an issuer of a Bond in a Trust will not attempt to so redeem a Bond in a Trust.

Certain of the Bonds in the Trusts may be obligations of issuers whose revenues are derived from the sale of water and/or sewerage services. Water and sewerage bonds are generally payable from user fees. Problems faced by such issuers include the ability to obtain timely and adequate rate increases, population decline resulting in decreased user fees, the difficulty of financing large construction programs, the limitations on operations and increased costs and delays attributable to environmental considerations, the increasing difficulty of obtaining or discovering new supplies of fresh water, the effect of conservation programs and the impact of "no-growth" zoning ordinances. All of such issuers have been experiencing certain of these problems in varying degrees.

Certain of the Bonds in the Trusts may be obligations of issuers whose revenues are primarily derived from the sale of electric energy. Utilities are generally subject to extensive regulation by state utility commissions which, among other things, establish the rates which may be charged and the appropriate rate of return on an approved asset base. The problems faced by such issuers include the difficulty in obtaining approval for timely and adequate rate increases from the governing public utility commission, the difficulty in financing large construction programs, the limitations on operations and increased costs and delays attributable to environmental considerations, increased competition, recent reductions in estimates of future demand for electricity in certain areas of the country, the difficulty of the capital market in absorbing utility debt, the difficulty in obtaining fuel at reasonable prices and the effect of energy conservation. All of such issuers have been experiencing certain of these problems in varying degrees. In addition, Federal, state and municipal governmental authorities may from time to time review existing and impose additional regulations governing the licensing, construction and operation of nuclear power plants, which may adversely affect the ability of the issuers of such Bonds to make payments of principal and/or interest on such Bonds.

Certain of the Bonds in the Trusts may be lease obligations issued for the most part by governmental authorities that have no taxing power or other means of directly raising revenues. Rather, the governmental authorities are financing vehicles created solely for the construction of buildings (schools, administrative offices, convention centers and prisons, for example) or the purchase of equipment (police cars and computer systems, for example) that will be used by a state or local government (the "lessee"). Thus, these obligations are subject to the ability and willingness of the lessee government to meet its lease rental payments which include debt service on the obligations. Lease obligations are subject, in almost all cases, to the annual appropriation risk, i.e., the lessee government is not legally obligated to budget and appropriate for the rental payments beyond the current fiscal year. These obligations are also subject to construction and abatement risk in many states-rental obligations cease in the event that delays in building, damage, destruction or condemnation of the project prevents its use by the lessee.
In these cases, insurance provisions designed to alleviate this risk become important credit factors. In the event of default by the lessee government, there may be significant legal and/or practical difficulties involved in the re-letting or sale of the project. Some of these issues, particularly those for equipment purchases, contain the so-called "substitution safeguard," which bars the lessee government, in the event it defaults on its rental payments, from the purchase or use of similar equipment for a certain period of time. This safeguard is designed to insure that the lessee government will appropriate, even though it is not legally obligated to do so, but the legality of the safeguard remains untested in most, if not all, states.

Certain of the Bonds in the Trusts may be industrial revenue bonds ("IRBs"), including pollution control revenue bonds, which are tax-exempt securities issued by states, municipalities, public authorities or similar entities to finance the cost of acquiring, constructing or improving various industrial projects. These projects are usually operated by corporate entities. Issuers are obligated only to pay amounts due on the IRBs to the extent that funds are available from the unexpended proceeds of the IRBs or receipts or revenues of the issuer under an arrangement between the issuer and the corporate operator of a project. The arrangement may be in the form of a lease, installment sale agreement, conditional sale agreement or loan agreement, but in each case the payments to the issuer are designed to be sufficient to meet the payments of amounts due on the IRBs. Regardless of the structure, payment of IRBs is solely dependent upon the creditworthiness of the corporate operator of the project or corporate guarantor. Corporate operators or guarantors may be affected by many factors which may have an adverse impact on the credit quality of the particular company or industry. These include cyclicality of revenues and earnings, regulatory and environmental restrictions, litigation resulting from accidents or environmentally-caused illnesses, extensive competition and financial deterioration resulting from a complete restructuring pursuant to a leveraged buy-out, takeover or otherwise. Such a restructuring may result in the operator of a project becoming highly leveraged which may impact on such operator's creditworthiness, which in turn would have an adverse impact on the rating and/or market value of such Bonds. Further, the possibility of such a restructuring may have an adverse impact on the market for and consequently the value of such Bonds, even though no actual takeover or other action is ever contemplated or affected. The IRBs in a Trust may be subject to special or extraordinary redemption provisions which may provide for redemption at par or, with respect to original issue discount bonds, at issue price plus the amount of original issue discount accreted to the redemption date plus, if applicable, a premium. The Sponsor cannot predict the causes or likelihood of the redemption of IRBs or other Bonds in the Trusts prior to the stated maturity of such Bonds.

Certain of the Bonds in the Trusts may be obligations which are payable from and secured by revenues derived from the ownership and operation of facilities such as airports, bridges, turnpikes, port authorities, convention centers and arenas. The major portion of an airport's gross operating income is generally derived from fees received from signatory airlines pursuant to use agreements which consist of annual payments for leases, occupancy of certain terminal space and service fees. Airport operating income may therefore be affected by the ability of the airlines to meet their obligations under the use agreements. The air transport industry is experiencing significant variations in earnings and traffic, due to increased competition, excess capacity, increased costs, deregulation, traffic constraints and other factors, and several airlines are experiencing severe financial difficulties. The Sponsor cannot predict what effect these industry conditions may have on airport revenues which are dependent for payment on the financial condition of the airlines and their usage of the particular airport facility. Similarly, payment on Bonds related to other facilities is dependent on revenues from the projects, such as user fees from ports, tolls on turnpikes and bridges and rents from buildings. Therefore, payment may be adversely affected by reduction in revenues due to such factors as increased cost of maintenance, decreased use of a facility, lower cost of alternative modes of transportation, scarcity of fuel and reduction or loss of rents.

Certain of the Bonds in the Trusts may be obligations of issuers which are, or which govern the operation of, schools, colleges and universities and whose revenues are derived mainly from ad valorem taxes, or for higher education systems, from tuition, dormitory revenues, grants and endowments. General problems relating to school bonds include litigation contesting the state constitutionality of financing public education in part from ad valorem taxes, thereby creating a disparity in educational funds available to schools in wealthy areas and schools in poor areas. Litigation or legislation on this issue may affect the sources of funds available for the payment of school bonds in the Trusts. General problems relating to college and university obligations would include the prospect of a declining percentage of the population consisting of "college" age individuals, possible inability to raise tuitions and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of Federal grants and state funding and new government legislation or regulations which may adversely affect the revenues or costs of such issuers. All of such issuers have been experiencing certain of these problems in varying degrees.

Certain of the Bonds in the Trusts may be obligations which are payable from and secured by revenues derived from the operation of resource recovery facilities. Resource recovery facilities are designed to process solid waste, generate steam and convert steam to electricity. Resource recovery bonds may be subject to extraordinary optional redemption at par upon the occurrence of certain circumstances, including but not limited to: destruction or condemnation of a project; contracts relating to a project becoming void, unenforceable or impossible to perform; changes in the economic availability of raw materials, operating supplies or facilities necessary for the operation of a project or technological or other unavoidable changes adversely affecting the operation of a project; administrative or judicial actions which render contracts relating to the projects void, unenforceable or impossible to perform; or, impose unreasonable burdens or excessive liabilities. The Sponsor cannot predict the causes or likelihood of the redemption of resource recovery bonds in the Trusts prior to the stated maturity of the Bonds.

Interest on certain of the Bonds in certain Arkansas, Idaho, Kansas, Maine, Mississippi and Nebraska Trusts will be an item of tax preference for purposes of the Alternative Minimum Tax ("AMT").
The investment by non-AMT individual taxpayers in AMT municipal bonds generally results in a higher yield to such bondholders than non-AMT municipal bonds. Since a portion of the interest from certain Arkansas, Idaho, Kansas, Maine, Mississippi and Nebraska Trusts is an AMT preference item, certain Arkansas, Idaho, Kansas, Maine, Mississippi and Nebraska Trusts may be more appropriate for investors who are not subject to AMT.

Investors should be aware that many of the Bonds in the Trusts are subject to continuing requirements such as the actual use of Bond proceeds or manner of operation of the project financed from Bond proceeds that may affect the exemption of interest on such Bonds from Federal income taxation. Although at the time of issuance of each of the Bonds in the Trusts an opinion of bond counsel was rendered as to the exemption of interest on such obligations from Federal income taxation, there can be no assurance that the respective issuers or other obligors on such obligations will fulfill the various continuing requirements established upon issuance of the Bonds. A failure to comply with such requirements may cause a determination that interest on such obligations is subject to Federal income taxation, perhaps even retroactively from the date of issuance of such Bonds, thereby reducing the value of the Bonds and subjecting Unit holders to unanticipated tax liabilities.

Because certain of the Bonds may from time to time under certain circumstances be sold or redeemed or will mature in accordance with their terms and because the proceeds from such events will be distributed to Unit holders and will not be reinvested, no assurance can be given that a Trust will retain for any length of time its present size and composition. Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any Bond. Certain of the Bonds contained in the Trusts may be subject to being called or redeemed in whole or in part prior to their stated maturities pursuant to optional redemption provisions and sinking fund provisions described in the section in Part One for each Trust entitled "Portfolio" or pursuant to special or extraordinary redemption provisions. A bond subject to optional call is one which is subject to redemption or refunding prior to maturity at the option of the issuer. A refunding is a method by which a bond issue is redeemed, at or before maturity, by the proceeds of a new bond issue. A bond subject to sinking fund redemption is one which is subject to partial call from time to time at par or, in the case of a zero coupon bond, at the accreted value from a fund accumulated for the scheduled retirement of a portion of an issue prior to maturity. Special or extraordinary redemption provisions may provide for redemption at par (or for original issue discount bonds at issue price plus the amount of original issue discount accreted to redemption date plus, if applicable, some premium) of all or a portion of an issue upon the occurrence of certain circumstances. Generally, events that may permit the extraordinary optional redemption of Bonds or may require mandatory redemption of Bonds include, among others:
a final determination that the interest on the Bonds is taxable;
the substantial damage or destruction by fire or other casualty of the project for which the proceeds of the Bonds were used;
an exercise by a local, state or Federal governmental unit of its power of eminent domain to take all or substantially all of the project for which the proceeds of the Bonds were used; changes in the economic availability of raw materials, operating supplies or facilities or technological or other changes which render the operation of the project, for which the proceeds of the Bonds were used, uneconomic; changes in law or an administrative or judicial decree which renders the performance of the agreement under which the proceeds of the Bonds were made available to finance the project impossible or which creates unreasonable burdens or which imposes excessive liabilities, such as taxes, not imposed on the date the Bonds are issued on the issuer of the Bonds or the user of the proceeds of the Bonds; an administrative or judicial decree which requires the cessation of a substantial part of the operations of the project financed with the proceeds of the Bonds;
an overestimate of the costs of the project to be financed with the proceeds of the Bonds resulting in excess proceeds of the Bonds which may be applied to redeem Bonds; or an underestimate of a source of funds securing the Bonds resulting in excess funds which may be applied to redeem Bonds. See also the discussion of single family mortgage and multi-family mortgage revenue bonds above for more information on the call provisions of such bonds.
The exercise of redemption or call provisions will (except to the extent the proceeds of the called Bonds are used to pay for Unit redemptions) result in the distribution of principal and may result in a reduction in the amount of subsequent interest distributions; it may also affect the long-term return and the current return on Units of each Trust. Redemption pursuant to call provisions is more likely to occur, and redemption pursuant to sinking fund provisions may occur, when the Bonds have an offering side valuation which represents a premium over par or for original issue discount bonds a premium over the accreted value. Unit holders may recognize capital gain or loss upon any redemption or call.

To the best knowledge of the Sponsor, there is no litigation pending as of the date hereof in respect of any Bonds which might reasonably be expected to have a material adverse effect upon the Trusts.
At any time after the date hereof, litigation may be initiated on a variety of grounds with respect to Bonds in a Trust. Such litigation, as for example suits challenging the issuance of pollution control revenue bonds under recently-enacted environmental protection statutes, may affect the validity of such Bonds or the tax-free nature of the interest thereon. While the outcome of litigation of such nature can never be entirely predicted, the Fund has received opinions of bond counsel to the issuing authority of each Bond on the date of issuance to the effect that such Bonds have been validly issued and that the interest thereon is exempt from Federal income taxes and state and local taxes. In addition, other factors may arise from time to time which potentially may impair the ability of issuers to meet obligations undertaken with respect to the Bonds.

To the extent that any Units of a Trust are redeemed by the Trustee, the fractional undivided interest in such Trust represented by each unredeemed Unit will increase, although the actual interest in such Trust represented by such fraction will remain substantially unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by any Unit holder, which may include the Sponsor, or until the termination of the Trust Agreement.

What are Estimated Long-Term Return and Estimated Current Return?

At the date of this Prospectus, the Estimated Current Return and the Estimated Long-Term Return, under the monthly, quarterly (if applicable) and semi-annual (if applicable) distribution plans, are as set forth in Part One attached hereto for each Trust. Estimated Current Return is computed by dividing the Estimated

Net Annual Interest Income per Unit by the Public Offering Price.
Any change in either the Estimated Net Annual Interest Income per Unit or the Public Offering Price will result in a change in the Estimated Current Return. For each Trust, the Public Offering Price will vary in accordance with fluctuations in the prices of the underlying Bonds and the Net Annual Interest Income per Unit will change as Bonds are redeemed, paid, sold or exchanged in certain refundings or as the expenses of each Trust change. Therefore, there is no assurance that the Estimated Current Return indicated in Part One for each Trust will be realized in the future. Estimated Long-Term Return is calculated using a formula which
(1) takes into consideration and determines and factors in the relative weightings of the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust; (2) takes into account the expenses and sales charge associated with each Unit of a Trust; and (3) takes into effect the tax-adjusted yield from potential capital gains at the Initial Date of Deposit. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the Estimated Long-Term Return indicated in Part One for each Trust will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of Estimated Long-Term Return reflects the estimated date and amount of principal returned while Estimated Current
Return calculations include only Net Annual Interest Income and
Public Offering Price. Neither rate reflects the true return to Unit holders, which is lower, because neither includes the effect of certain delays in distributions to Unit holders.

Record Dates for the distribution of interest under the semi-annual distribution plan (if applicable) are the fifteenth day of June and December, and the Distribution Dates are as set forth in Part
One. It is anticipated that an amount equal to approximately one-half of the amount of net annual interest income per Unit will be distributed on or shortly after each Distribution Date to Unit holders of record on the preceding Record Date. See Part One for each Trust.

Record Dates for monthly distributions are the fifteenth day of each month. Record Dates for quarterly distributions (if applicable) are the fifteenth day of March, June, September and December.
The Distribution Dates for distributions of interest under the monthly and quarterly distribution plans are as indicated in Part One. All Unit holders will receive the first distribution of interest regardless of the plan of distribution chosen and all Unit holders will receive such distributions, if any, from the Principal Account as are made as of the Record Dates for monthly distributions.
See Part One for each Trust.

How are Purchased Interest and Accrued Interest Treated?

Purchased Interest. For The First Trust Combined Series 198-208, each Trust contains an amount of Purchased Interest. Purchased Interest is a portion of the unpaid interest that has accrued on the Bonds from the later of the last payment date on the Bonds or the date of issuance thereof through the First Settlement Date and is included in the calculation of the Public Offering Price. Purchased Interest will be distributed to Unit holders as Units are redeemed or Securities are sold, mature or are called. See "Summary of Essential Information" appearing in Part One for each Trust for the amount of Purchased Interest per Unit for each Trust. Purchased Interest is an element of the determination of the price Unit holders will receive in connection with the sale or redemption of Units prior to the termination of the Trust.

Accrued Interest. Accrued interest is the accumulation of unpaid interest on a bond from the last day on which interest thereon was paid. Interest on Bonds generally is paid semi-annually, although each Trust accrues such interest daily. Because of this, a Trust always has an amount of interest earned but not yet collected by the Trustee. For this reason, with respect to sales settling subsequent to the First Settlement Date, the Public Offering Price of Units will have added to it the proportionate share of accrued interest to the date of settlement. Unit holders will receive on the next distribution date of the Trust the amount, if any, of accrued interest paid on their Units.

For The First Trust Combined Series 1-197, except through an advancement of its own funds, the Trustee has no cash for distribution to Unit holders until it receives interest payments on the Bonds in a Trust. The Trustee will recover its advancements without interest or other costs to such Trust from interest received on the Bonds in the Trust. When these advancements have been recovered, regular distributions of interest to

Unit holders will commence. See "Rights of Unit Holders-How are Interest and Principal Distributed?" Interest account balances are established with generally positive cash balances so that it will not be necessary on a regular basis for the Trustee to advance its own funds in connection with interest distributions.

For The First Trust Combined Series 198-208, in an effort to reduce the amount of Purchased Interest which would otherwise have to be paid by Unit holders, the Trustee may advance a portion of the accrued interest to the Sponsor as the Unit holder of record as of the First Settlement Date. Consequently, the amount of accrued interest to be added to the Public Offering Price of Units will include only accrued interest from the First Settlement Date to the date of settlement (other than the Purchased Interest already included therein), less any distributions from the Interest Account subsequent to the First Settlement Date. See "Rights of Unit Holders-How are Interest and Principal Distributed?"

For The First Trust Combined Series 209 and subsequent Series, in an effort to reduce the amount of accrued interest which would otherwise have to be paid in addition to the Public Offering Price in the sale of Units to the public, the Trustee will advance the amount of accrued interest as of the First Settlement Date and the same will be distributed to the Sponsor as the Unit holder of record as of the First Settlement Date. Consequently, the amount of accrued interest to be added to the Public Offering Price of Units will include only accrued interest from the First Settlement Date to the date of settlement, less any distributions from the Interest Account subsequent to the First Settlement Date. See "Rights of Unit Holders-How are Interest and Principal Distributed?"

Because of the varying interest payment dates of the Bonds, accrued interest at any point in time will be greater than the amount of interest actually received by a Trust and distributed to Unit holders. If a Unit holder sells or redeems all or a portion of his Units, he will be entitled to receive his proportionate share of the Purchased Interest (if any) and accrued interest from the purchaser of his Units. Since the Trustee has the use of the funds
(including Purchased Interest, if any) held in the Interest Account for distributions to Unit holders and since such Account is non-interest-bearing to Unit holders, the Trustee benefits thereby.

Why and How are the Insured Trusts Insured?

THE FOLLOWING DISCUSSION IS APPLICABLE ONLY TO THE INSURED TRUSTS. THE BONDS IN THE PORTFOLIO OF AN ADVANTAGE TRUST ARE NOT INSURED
BY INSURANCE OBTAINED BY THE FUND.

All Bonds in the portfolio of an Insured Trust are insured as to the scheduled payment of interest and principal by policies obtained by each Insured Trust from Financial Guaranty Insurance Company ("Financial Guaranty" or "FGIC"), a New York stock insurance company, or AMBAC Indemnity Corporation ("AMBAC Indemnity" or
"AMBAC"), a Wisconsin-domiciled stock insurance company, or obtained by the Bond issuer, the underwriters, the Sponsor or others prior to the Initial Date of Deposit directly from Financial Guaranty, AMBAC Indemnity or other insurers (the "Preinsured Bonds"). The insurance policy obtained by each Insured Trust is noncancellable and will continue in force for such Trust so long as such Trust is in existence and the Bonds described in the policy continue to be held by the Trust (see Part One for each Insured Trust). Nonpayment of premiums on the policy obtained by each Insured
Trust will not result in the cancellation of insurance, but will permit Financial Guaranty and/or AMBAC Indemnity to take action against the Trustee to recover premium payments due it. Premium rates for each issue of Bonds protected by the policy obtained by each Insured Trust are fixed for the life of such Trust. The premium for any Preinsured Bonds has been paid in advance by the Bond issuer, the underwriters, the Sponsor or others and any such policy or policies are noncancellable and will continue in force so long as the Bonds so insured are outstanding and the insurer and/or insurers thereof remain in business. If the provider of an original issuance insurance policy is unable to meet its obligations under such policy, or if the rating assigned to the claims-paying ability of such insurer deteriorates, Financial Guaranty and/or
AMBAC Indemnity has no obligation to insure any issue adversely affected by either of the above described events. A monthly premium is paid by each Insured Trust for the insurance obtained by such Trust, which is payable from the interest income received by such Trust. In the case of Preinsured Bonds, beginning with Series
25 and subsequent Series, no premiums for insurance are paid by the Insured Trust.

Financial Guaranty Insurance Company. Under the provisions of the aforementioned portfolio insurance issued by Financial Guaranty, Financial Guaranty unconditionally and irrevocably agrees to pay to Citibank, N.A., or its successor, as its agent (the "Fiscal
Agent"), that portion of the principal of and interest on the Bonds covered by the policy which shall become due for payment but shall be unpaid by reason of nonpayment by the issuer of the Bonds. The term "due for payment" means, when referring to the principal of a Bond, its stated maturity date or the date on which it shall have been called for mandatory sinking fund redemption and does not refer to any earlier date on which payment is due by reason of call for redemption (other than by mandatory sinking fund redemption), acceleration or other advancement of maturity and means, when referring to interest on a Bond, the stated date for payment of interest, except that when the interest on a Bond shall have been determined, as provided in the underlying documentation relating to such Bond, to be subject to Federal income taxation, "due for payment" also means, when referring to the principal of such Bond, the date on which such Bond has been called for mandatory redemption as a result of such determination of taxability, and when referring to interest on such Bond, the accrued interest at the rate provided in such documentation to the date on which such Bond has been called for such mandatory redemption, together with any applicable redemption premium. The term "due for payment" will not include, when referring to the principal of the Bond or the interest on a Bond, any acceleration of payment, unless such acceleration is at the sole option of Financial Guaranty.

Financial Guaranty will make such payments to the Fiscal Agent on the date such principal or interest becomes due for payment or on the business day next following the day on which Financial Guaranty shall have received notice of nonpayment, whichever is later. The Fiscal Agent will disburse to the Trustee the face amount of principal and interest which is then due for payment but is unpaid by reason of nonpayment by the issuer but only upon receipt by the Fiscal Agent of (i) evidence of the Trustee's right to receive payment of the principal or interest due for payment and (ii) evidence, including any appropriate instruments of assignment, that all of the rights to payment of such principal or interest due for payment shall thereupon vest in Financial Guaranty. Upon such disbursement, Financial Guaranty shall become the owner of the Bond, appurtenant coupon or right to payment of principal or interest on such Bond and shall be fully subrogated to all of the Trustee's rights thereunder, including the right to payment thereof.

Pursuant to an irrevocable commitment of Financial Guaranty, the Trustee, upon the sale of a Bond covered under a policy obtained by an Insured Trust has the right to obtain permanent insurance with respect to such Bond (i.e., insurance to maturity of the Bonds regardless of the identity of the holder thereof) (the "Permanent Insurance") upon the payment of a single predetermined insurance premium from the proceeds of the sale of such Bond. Accordingly, any Bond in an Insured Trust is eligible to be sold on an insured basis. It is expected that the Trustee will exercise the right to obtain Permanent Insurance only if upon such exercise the Insured Trust would receive net proceeds (sale of Bond proceeds less the insurance premium attributable to the Permanent Insurance ) from such sale in excess of the sale proceeds if such Bonds were sold on an uninsured basis. The insurance premium with respect to each Bond eligible for Permanent Insurance is determined based upon the insurability of each Bond as of the Initial Date of Deposit and will not be increased or decreased for any change in the creditworthiness of such Bond.

Financial Guaranty is a wholly owned subsidiary of FGIC Corporation ("Corporation"), a Delaware holding company. The Corporation is a wholly owned subsidiary of General Electric Capital Corporation ("GECC"). Neither the Corporation nor GECC is obligated to pay the debts of or the claims against Financial Guaranty. Financial Guaranty is domiciled in the State of New York and is subject to regulation by the State of New York Insurance Department. As of December 31, 1994, the total capital and surplus of Financial Guaranty was approximately $893,700,000. Copies of Financial Guaranty's financial statements, prepared on the basis of statutory accounting principles, and the Corporation's financial statements, prepared on the basis of generally accepted accounting principles, may be obtained by writing to Financial Guaranty at 115 Broadway, New York, New York 10006, Attention: Communications Department (telephone number is (212) 312-3000) or to the New York State
Insurance Department at 160 West Broadway, 18th Floor, New York,
New York 10013, Attention: Properties Companies Bureau (telephone number is (212) 621-0389).

In addition, Financial Guaranty is currently authorized to write insurance in all fifty states and in the District of Columbia.

The information relating to Financial Guaranty contained above has been furnished by such corporation. The financial information contained herein with respect to such corporation is unaudited but appears in reports or other materials filed with state insurance regulatory authorities and is subject to audit and review by such authorities. No representation is made herein as to the accuracy or adequacy of such information or as to the absence of material adverse changes in such information subsequent to the date thereof.

AMBAC Indemnity Corporation ("AMBAC Indemnity"). The Insurance
Policy of AMBAC Indemnity obtained by an Insured Trust is noncancellable and will continue in force for so long as the Bonds described in the Insurance Policy are held by an Insured Trust. A monthly premium is paid by an Insured Trust for the Insurance Policy obtained by it. The Trustee will pay, when due, successively, the full amount of each installment of the insurance premium. Pursuant to a binding agreement with AMBAC Indemnity, in the event of a sale of a Bond covered by the AMBAC Indemnity Insurance Policy, the Trustee has the right to obtain permanent insurance for such Bond upon payment of a single predetermined premium from the proceeds of the sale of such Bond.

Under the terms of the Insurance Policy, AMBAC Indemnity agrees to pay to the Trustee that portion of the principal of and interest on the Bonds insured by AMBAC Indemnity which shall become due for payment but shall be unpaid by reason of nonpayment by the issuer of the Bonds. The term "due for payment" means, when referring to the principal of a Bond so insured, its stated maturity date or the date on which it shall have been called for mandatory sinking fund redemption and does not refer to any earlier date on which payment is due by reason of call for redemption (other than by mandatory sinking fund redemption), acceleration or other advancement of maturity and means, when referring to interest on a Bond, the stated date for payment of interest.

AMBAC Indemnity will make payment to the Trustee not later than thirty days after notice from the Trustee is received by AMBAC Indemnity that a nonpayment of principal or of interest on a Bond has occurred, but not earlier than the date on which the Bonds are due for payment. AMBAC Indemnity will disburse to the Trustee the face amount of principal and interest which is then due for payment but is unpaid by reason of nonpayment by the issuer in exchange for delivery of Bonds, not less in face amount than the amount of the payment in bearer form, free and clear of all liens and encumbrances and uncancelled. In cases where Bonds are issuable only in a form whereby principal is payable to registered holders or their assigns, AMBAC Indemnity shall pay principal only upon presentation and surrender of the unpaid Bonds uncancelled and free of any adverse claim, together with an instrument of assignment in satisfactory form, so as to permit ownership of such Bonds to be registered in the name of AMBAC Indemnity or its nominee.
In cases where Bonds are issuable only in a form whereby interest is payable to registered holders or their assigns, AMBAC Indemnity shall pay interest only upon presentation of proof that the claimant is the person entitled to the payment of interest on the Bonds and delivery of an instrument of assignment, in satisfactory form, transferring to AMBAC Indemnity all right under such Bonds to receive the interest in respect of which the insurance payment was made.

AMBAC Indemnity is a Wisconsin-domiciled stock insurance company, regulated by the Office of the Commissioner of Insurance of the State of Wisconsin, and licensed to do business in fifty states, the District of Columbia and the Commonwealth of Puerto Rico, with admitted assets of approximately $1,988,000,000 (unaudited) and statutory capital of approximately $1,148,000,000 (unaudited) as of March 31, 1994. Statutory capital consists of AMBAC Indemnity's policyholders' surplus and statutory contingency reserve. AMBAC Indemnity is a wholly owned subsidiary of AMBAC Inc., a 100% publicly-held company. Moody's Investors Service, Inc. and Standard
& Poor's have both assigned a triple-A claims-paying ability rating to AMBAC Indemnity.

Copies of AMBAC Indemnity's financial statements prepared in accordance with statutory accounting standards are available from AMBAC Indemnity. The address of AMBAC Indemnity's administrative offices and its telephone number are One State Street Plaza, 17th Floor, New
York, New York 10004 and (212) 668-0340.

The information relating to AMBAC Indemnity contained above has been furnished by AMBAC Indemnity. No representation is made herein as to the accuracy or adequacy of such information, or as to the existence of any adverse changes in such information, subsequent to the date hereof.

In determining whether to insure bonds, Financial Guaranty and/or
AMBAC Indemnity has applied its own standards which are not necessarily the same as the criteria used in regard to the selection of bonds by the Sponsor. This decision is made prior to the Initial Date of Deposit, as bonds not covered by such insurance are not deposited in an Insured Trust, unless such bonds are Preinsured Bonds. The insurance obtained by an Insured Trust covers Bonds deposited in such Trust and physically delivered to the Trustee in the case of bearer bonds or registered in the name of the Trustee or its nominee or delivered along with an assignment in the case of registered bonds or registered in the name of the Trustee or its nominee in the case of Bonds held in book-entry form. Contracts to purchase Bonds are not covered by the insurance obtained by an Insured
Trust although Bonds underlying such contracts are covered by insurance upon physical delivery to the Trustee.

Insurance obtained by each Insured Trust or by the Bond issuer, the underwriters, the Sponsor or others does not guarantee the market value of the Bonds or the value of the Units of such Trust. The insurance obtained by an Insured Trust is effective only as to Bonds owned by and held in such Trust. In the event of a sale of any such Bond by the Trustee, the insurance terminates as to such Bond on the date of sale. In the event of a sale of a Bond insured by an Insured Trust, the Trustee has the right to obtain Permanent Insurance upon the payment of an insurance premium from the proceeds of the sale of such Bond. Except as indicated below, insurance obtained by an Insured Trust has no effect on the price or redemption value of Units. It is the present intention of the Evaluator to attribute a value to such insurance obtained by an Insured Trust (including the right to obtain Permanent Insurance) for the purpose of computing the price or redemption value of Units only if the Bonds covered by such insurance are in default in payment of principal or interest or, in the Sponsor's opinion, in significant risk of such default. The value of the insurance will be equal to the difference between (i) the market value of a Bond which is in default in payment of principal or interest or in significant risk of such default assuming the exercise of the right to obtain Permanent Insurance (less the insurance premium attributable to the purchase of Permanent Insurance) and (ii) the market value of such Bonds not covered by Permanent Insurance. See "Public Offering-How is the Public Offering Price Determined?" herein for a more complete description of the Evaluator's method of valuing defaulted Bonds and Bonds which have a significant risk of default. Insurance on a Preinsured Bond is effective as long as such Bond is outstanding. Therefore, any such insurance may be considered to represent an element of market value in regard to the Bonds thus insured, but the exact effect, if any, of this insurance on such market value cannot be predicted.

A contract of insurance obtained by an Insured Trust and the negotiations in respect thereof represent the only relationship between Financial Guaranty and/or AMBAC Indemnity and the Fund. Otherwise neither
Financial Guaranty nor its parent, FGIC Corporation, or any affiliate thereof, nor AMBAC Indemnity nor its parent, AMBAC, Inc., or any affiliate thereof has any significant relationship, direct or indirect, with the Fund or the Sponsor, except that the Sponsor has in the past and may from time to time in the future, in the normal course of its business, participate as sole underwriter or as manager or as a member of underwriting syndicates in the distribution of new issues of municipal bonds in which the investors or the affiliates of FGIC Corporation and/or AMBAC Inc. have or will be participants or for which a policy of insurance guaranteeing the scheduled payment of interest and principal has been obtained from Financial Guaranty and/or AMBAC Indemnity. Neither the Fund nor the Units of a Trust nor the portfolio of such Trust is insured directly or indirectly by FGIC Corporation and/or AMBAC Inc.

Municipal Bond Investors Assurance Corporation. Municipal Bond Investors Assurance Corporation ("MBIA Corporation" or "MBIA") is the principal operating subsidiary of MBIA, Inc., a New York Stock Exchange listed company. MBIA, Inc. is not obligated to pay the debts of or claims against MBIA Corporation. MBIA

Corporation is a limited liability corporation rather than a several liability association. MBIA Corporation is domiciled in the State of New York and licensed to do business in all fifty states, the District of Columbia and the Commonwealth of Puerto Rico.

As of December 31, 1993 MBIA had admitted assets of $3.1 billion (audited), total liabilities of $2.1 billion (audited), and total capital and surplus of $978 million (audited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. As of September 30, 1994, MBIA had admitted assets of $3.3 billion (unaudited), total liabilities of $2.2 billion (unaudited), and total capital and surplus of $1.1 billion (unaudited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. Copies of MBIA's financial statements prepared in accordance with statutory accounting practices are available from MBIA. The address of MBIA Corporation is 113 King Street, Armonk,
New York 10504.

Effective December 31, 1989, MBIA Inc. acquired Bond Investors Group, Inc. On January 5, 1990, MBIA acquired all of the outstanding stock of Bond Investors Group, Inc., the parent of Bond Investors Guaranty Insurance Company (BIG), now know as MBIA Insurance Corp. of Illinois. Through a reinsurance agreement, BIG has ceded all of its net insured risks, as well as its unearned premium and contingency reserves, to MBIA and MBIA has reinsured BIG's net outstanding exposure.

Moody's Investors Service, Inc. rates all bond issues insured by MBIA "Aaa" and short-term loans "MIG 1," both designated to be of the highest quality. Standard & Poor's rates all new issues insured by MBIA "AAA."

Capital Guaranty Insurance Company. Capital Guaranty Insurance Company ("Capital Guaranty") is a "Aaa/AAA" rated monoline stock insurance company incorporated in the State of Maryland, and is a wholly owned subsidiary of Capital Guaranty Corporation, a Maryland insurance holding company. Capital Guaranty Corporation is a publicly owned company whose shares are traded on the New York Stock Exchange.

Capital Guaranty is authorized to provide insurance in all 50 states, the District of Columbia, the Commonwealth of Puerto Rico, Guam and the U.S. Virgin Islands. Capital Guaranty focuses on insuring municipal securities, and its policies guaranty the timely payment of principal and interest when due for payment on new issue and secondary market issue municipal bond transactions. Capital Guaranty's claims-paying ability is rated "Triple-A" by both Moody's Investors Service, Inc. and Standard & Poor's.

As of December 31, 1994, Capital Guaranty had more than $15.7 billion in net exposure outstanding (excluding defeased issues).
The total statutory policyholders' surplus and contingency reserve of Capital Guaranty was $196,529,000 (audited) and the total admitted assets were $303,723,316 (audited) as reported to the Insurance Department of the State of Maryland as of December 31, 1994. The address of Capital Guaranty's headquarters and its telephone number are Steuart Tower, 22nd Floor, One Market Plaza, San Francisco,
CA 94105-1413 and (415) 995-8000.

CapMAC. CapMAC is a New York-domiciled monoline stock insurance company which engages only in the business of financial guarantee and surety insurance. CapMAC is licensed in 49 states in addition to the District of Columbia, the Commonwealth of Puerto Rico and the territory of Guam. CapMAC insures structured asset-backed, corporate and other financial obligations in the domestic and foreign capital markets. CapMAC may also provide financial guarantee reinsurance for structured asset-backed, corporate and municipal obligations written by other major insurance companies.

CapMAC's claims-paying ability is rated "Aaa" by Moody's Investors Service, Inc. ("Moody's"), "AAA" by Standard & Poor's, and "AAA" by Duff & Phelps, Inc. ("Duff & Phelps"). Such ratings reflect only the views of the respective rating agencies, are not recommendations to buy, sell or hold securities and are subject to revision or withdrawal at any time by such rating agencies.

CapMAC is wholly owned by CapMAC Holdings Inc. ("Holdings"), a company that is owned by a group of institutional and other investors, including CapMAC's management and employees. CapMAC commenced operations on December 24, 1987 as an indirect, wholly-owned subsidiary of Citibank (New York State), a wholly-owned subsidiary of Citicorp.
On June 25, 1992, Citibank (New York State) sold CapMAC to Holdings
(the "Sale").

Neither Holdings nor any of its stockholders is obligated to pay any claims under any surety bond issued by CapMAC or any debts of CapMAC or to make additional capital contributions.

CapMAC is regulated by the Superintendent of Insurance of the State of New York. In addition, CapMAC is subject to regulation by the insurance departments of the other jurisdictions in which it is licensed. CapMAC is subject to periodic regulatory examinations by the same regulatory authorities.

CapMAC is bound by insurance laws and regulations regarding capital transfers, limitations upon dividends, investment of assets, changes in control, transactions with affiliates and consolidations and acquisitions. The amount of exposure per risk that CapMAC may retain, after giving effect to reinsurance, collateral or other securities, is also regulated. Statutory and regulatory accounting practices may prescribe appropriate rates at which premiums are earned and the levels of reserves required. In addition, various insurance laws restrict the incurrence of debt, regulate permissible investments of reserves, capital and surplus, and govern the form of surety bonds.

CapMAC's obligations under the Surety Bond(s) may be reinsured.
Such reinsurance does not relieve CapMAC of any of its obligations under the Surety Bond(s).

THE SURETY BONDS ARE NOT COVERED BY THE PROPERTY/CASUALTY INSURANCE SECURITY FUND SPECIFIED IN ARTICLE 76 OF THE NEW YORK INSURANCE
LAW.

In connection with the Sale, Holdings and CapMAC entered into an Ownership Policy Agreement (the "Ownership Policy Agreement"), which sets forth Holdings' intent with respect to its ownership and control of CapMAC and provides for certain policies and agreements with respect to Holdings' exercise of its control of CapMAC. In the Ownership Policy Agreement, Holdings has agreed that, during the term of the Ownership Policy Agreement, it will not and will not permit any stockholder of Holdings to enter into any transaction the result of which would be a change of control (as defined in the Ownership Policy Agreement) of CapMAC, unless the long-term debt obligations or claims-paying ability of the person which would control CapMAC after such transaction or its direct or indirect parent are rated in a high investment grade category, unless Holdings or CapMAC has confirmed that CapMAC's claims-paying ability rating by Moody's (the "Rating") in effect immediately prior to any such change of control will not be downgraded by Moody's upon such change of control or unless such change of control occurs as a result of a public offering of Holdings' capital stock.

In addition, the Ownership Policy Agreement includes agreements
(i) not to change the "zero-loss" underwriting standards or policies and procedures of CapMAC in a manner that would materially and adversely affect the risk profile of CapMAC's book of business,
(ii) that CapMAC will adhere to the aggregate leverage limitations and maintain capitalization levels considered by Moody's from time to time as consistent with maintaining CapMAC's Rating and
(iii) that until CapMAC's statutory capital surplus and contingency reserve ("qualified statutory capital") equal $250 million, CapMAC will maintain a specified amount of qualified statutory capital in excess of the amount of qualified statutory capital that CapMAC is required at such time to maintain under the aggregate leverage limitations set forth in Article 69 of the New York Insurance
Law.

The Ownership Policy Agreement will terminate on the earlier of the date on which a change of control of CapMAC occurs and the date on which CapMAC and Holdings agree in writing to terminate the Ownership Policy Agreement; provided that, CapMAC or Holdings has confirmed that CapMAC's Rating in effect immediately prior to any such termination will not be downgraded upon such termination.

As of December 31, 1992 and 1991, CapMAC had statutory capital and surplus of approximately $148 million and $232 million, respectively, and had not incurred any debt obligations. On June 26, 1992, CapMAC made a special distribution (the "Distribution") to Holdings in connection with the Sale in an aggregate amount that caused the total of CapMAC's statutory capital and surplus to decline to approximately $150 million. Holdings applied substantially all of the proceeds of the Distribution to repay debt owed to Citicorp that was incurred in connection with the capitalization of CapMAC.
As of June 30, 1992, CapMAC had statutory capital and surplus of approximately $150 million and had not incurred any debt obligations. In addition, on December 31, 1992 CapMAC had a statutory contingency reserve of approximately $15 million, which is also available to cover claims under surety bonds issued by CapMAC.
Article 69 of the New York State Insurance Law requires that CapMAC establishes and maintains the contingency reserve.

In addition to its capital (including contingency reserve) and other reinsurance available to pay claims under its surety bonds, on June 25, 1992, CapMAC entered into a Stop Loss Reinsurance Agreement (the "Stop Loss Agreement") with Winterthur Swiss Insurance Company (the "Reinsurer"), which is rated AAA by Standard & Poor's and Aaa by Moody's, pursuant to which the Reinsurer will be required to pay any losses incurred by CapMAC during the term of the Stop
Loss Agreement on the surety bonds covered under the Stop Loss Agreement in excess of a specified amount of losses incurred by CapMAC under such surety bonds (such specified amount initially being $100 million and increasing annually by an amount equal to 66 2/3% of the increase in CapMAC's statutory capital and surplus) up to an aggregate limit payable under the Stop Loss Agreement of $50 million. The Stop Loss Agreement has an initial term of seven years, is extendable for one-year periods and is subject to early termination upon the occurrence of certain events.

CapMAC also has available a $100,000,000 standby corporate liquidity facility (the "Liquidity Facility") provided by a syndicate of banks rated A1+/P1 by Standard & Poor's and Moody's, respectively, having a term of 360 days. Under the Liquidity Facility CapMAC will be able, subject to satisfying certain conditions, to borrow funds from time to time in order to enable it to fund any claim payments or payments made in settlement or mitigation of claims payments under its surety bonds, including the Surety Bond(s).

Copies of CapMAC's financial statements prepared in accordance with statutory accounting standards, which differ from generally accepted accounting principles, and filed with the Insurance Department of the State of New York are available upon request. CapMAC is located at 885 Third Avenue, New York, New York 10022, and its telephone number is (212) 755-1155.

Financial Security Assurance. Financial Security Assurance ("Financial Security") is a monoline insurance company incorporated on March
16, 1984 under the laws of the State of New York. The operations of Financial Security commenced on July 25, 1985, and Financial Security received its New York State insurance license on September 23, 1985. Financial Security and its two wholly owned subsidiaries are licensed to engage in financial guaranty insurance business in 49 states, the District of Columbia and Puerto Rico.

Financial Security and its subsidiaries are engaged exclusively in the business of writing financial guaranty insurance, principally in respect of asset-backed and other collateralized securities offered in domestic and foreign markets. Financial Security and its subsidiaries also write financial guaranty insurance in respect of municipal and other obligations and reinsure financial guaranty insurance policies written by other leading insurance companies.
In general, financial guaranty insurance consists of the issuance of a guaranty of scheduled payments of an issuer's securities, thereby enhancing the credit rating of those securities, in consideration for payment of a premium to the insurer.

Financial Security is approximately 91.6% owned by US West, Inc. and 8.4% owned by The Tokio Marine and Fire Insurance Co., Ltd. ("Tokio Marine"). US West, Inc. operates businesses involved in communications, data solutions, marketing services and capital assets, including the provision of telephone services in 14 states in the western and mid-western United States. Tokio Marine is the largest property and casualty insurance company in Japan.
No shareholder of Financial Security is obligated to pay any debt of Financial Security or any claim under any insurance policy issued by Financial Security or to make any additional contribution to the capital of Financial Security.

As of March 31, 1993, the total policyholders' surplus and contingency reserves and the total unearned premium reserve, respectively, of Financial Security and its consolidated subsidiaries were, in accordance with statutory accounting principles, approximately $479,110,000 (unaudited) and $220,078,000 (unaudited), and the total shareholders' equity and the unearned premium reserve, respectively, of Financial Security and its consolidated subsidiaries were, in accordance with generally accepted accounting principles, approximately $628,119,000 (unaudited), and $202,493,000 (unaudited). Copies of Financial Security's financial statements may be obtained by writing to Financial Security at 350 Park Avenue, New York, New
York, 10022, Attention Communications Department. Financial Security's telephone number is (212) 826-0100.

Pursuant to an intercompany agreement, liabilities on financial guaranty insurance written by Financial Security of either of its subsidiaries are reinsured among such companies on an agreed-upon percentage substantially proportional to their respective capital, surplus and reserves, subject to applicable statutory risk limitations. In addition, Financial Security reinsures a portion of its liabilities under certain of its financial guaranty insurance policies with unaffiliated reinsurers under various quota share treaties and on a transaction-by-transaction basis. Such reinsurance is utilized by Financial Security as a risk management device and to comply with certain statutory and rating agency requirements; it does not alter or limit Financial Security's obligations under any financial guaranty insurance policy.

Financial Security's claims-paying ability is rated "Aaa" by Moody's Investors Service, Inc. and "AAA" by Standard & Poor's, Nippon Investors Service Inc., Duff & Phelps Inc. and Australian Ratings Pty. Ltd. Such ratings reflect only the views of the respective rating agencies, are not recommendations to buy, sell or hold securities and are subject to revision or withdrawal at any time by such rating agencies.

Connie Lee Insurance Company. Connie Lee Insurance Company ("Connie Lee"), 2445 M Street, N.W., Washington D.C. 20037, is a stock insurance company incorporated in Wisconsin and a wholly-owned subsidiary of College Construction Loan Insurance Association ("CCLIA"), a District of Columbia insurance holding company. As of September 30, 1994, the total policyholders' surplus of Connie Lee was approximately $106,000,000 (unaudited) and total admitted assets was approximately $193,000,000 (unaudited), as reported to the Commissioner of Insurance of the State of Wisconsin.

Because the Bonds in each Insured Trust are insured as to the scheduled payment of principal and interest and on the basis of the financial condition of the insurance companies referred to above, Standard & Poor's has assigned to units of each Insured Trust its "AAA" investment rating. This is the highest rating assigned to securities by Standard & Poor's. See "Description of Bond Ratings." The obtaining of this rating by each Insured Trust should not be construed as an approval of the offering of the Units by Standard & Poor's or as a guarantee of the market value of each Insured Trust or the Units of such Trust. Standard
& Poor's has indicated that this rating is not a recommendation to buy, hold or sell Units nor does it take into account the extent to which expenses of each Trust or sales by each Trust of Bonds for less than the purchase price paid by such Trust will reduce payment to Unit holders of the interest and principal required to be paid on such Bonds. There is no guarantee that the "AAA" investment rating with respect to the Units of an Insured Trust will be maintained.

An objective of portfolio insurance obtained by such Insured Trust is to obtain a higher yield on the Bonds in the portfolio of such Trust than would be available if all the Bonds in such portfolio had the Standard & Poor's "AAA" and/or Moody's Investors Service, Inc. "Aaa" rating(s) and at the same time to have the protection of insurance of scheduled payment of interest and principal on the Bonds. There is, of course, no certainty that this result will be achieved. Bonds in a Trust for which insurance has been obtained by the Bond issuer, the underwriters, the Sponsor or others (all of which were rated "AAA" by Standard & Poor's and/or "Aaa" by Moody's Investors Service, Inc.) may or may not have a higher yield than uninsured bonds rated "AAA" by Standard & Poor's or "Aaa" by Moody's Investors Service, Inc. In selecting Bonds for the portfolio of each Insured Trust, the Sponsor has applied the criteria hereinbefore described.

Chapman and Cutler, Counsel for the Sponsor, has given an opinion
(with respect to Insured Bonds) to the effect that the payment of insurance proceeds representing maturing interest on defaulted municipal obligations paid by Financial Guaranty or another insurer would be excludable from Federal gross income if, and to the same extent as, such interest would have been so excludable if paid by the issuer of the defaulted obligations provided that, at the time such policies are purchased, the amounts paid for such policies are reasonable, customary and consistent with the reasonable expectation that the issuer of the obligations, rather than the insurer, will pay debt service on the obligations. See "What is the Federal
Tax Status of Unit Holders?" appearing in Part Three of each Trust.

What is the Federal Tax Status of Unit Holders?

See Part Three for each Trust.

For information with respect to exemption from state or other local taxes, see Part Three for each Trust.

What are the Expenses and Charges?

At no cost to the Trusts, the Sponsor has borne all the expenses of creating and establishing the Fund, including the cost of the initial preparation, printing and execution of the Indenture and the certificates for the Units, legal and accounting expenses, expenses of the Trustee and other out-of-pocket expenses. With the exception of bookkeeping and other administrative services provided to certain Trusts, for which the Sponsor will be reimbursed in amounts as set forth in Part One for such Trusts, the Sponsor will not receive any fees in connection with its activities relating to any Trust. Such bookkeeping and administrative charges may be increased without approval of the Unit holders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor. The fees payable to the Sponsor for such services may exceed the actual costs of providing such services for this Fund, but at no time will the total amount received for such services rendered to unit investment trusts of which Nike Securities L.P. is the Sponsor in any calendar year exceed the aggregate cost to the Sponsor of supplying such services in such year. For Series 49 and all subsequent Series, First Trust Advisors L.P., an affiliate of the Sponsor, will receive an annual supervisory fee, which is not to exceed the amount set forth in Part One for each Trust, for providing portfolio supervisory services for the Trust. Such fee is based on the number of Units outstanding in each Trust on January 1 of each year except for Trusts which were established subsequent to the last January 1, in which case the fee will be based on the number of Units outstanding in such Trusts as of the respective Initial Dates of Deposit. The fee may exceed the actual costs of providing such supervisory services for this Fund, but at no time will the total amount received for portfolio supervisory services rendered to unit investment trusts of which Nike Securities L.P. is the Sponsor in any calendar year exceed the aggregate cost to First Trust Advisors L.P. of supplying such services in such year.

For each valuation of the Bonds in a Trust, the Evaluator will receive a fee as indicated in Part One of this Prospectus. The
Trustee pays certain expenses of each Trust for which it is reimbursed by such Trust. The Trustee will receive for its ordinary recurring services to a Trust an annual fee computed as indicated in Part
One of this Prospectus. For a discussion of the services performed by the Trustee pursuant to its obligations under the Indenture, reference is made to the material set forth under "Rights of Unit Holders." The Trustee's and Evaluator's fees are payable monthly on or before each Distribution Date from the Interest Account of each Trust to the extent funds are available and then from the Principal Account of such Trust. Since the Trustee has the use of the funds being held in the Principal and Interest Accounts for future distributions, payment of expenses and redemptions and since such Accounts are non-interest-bearing to Unit holders, the Trustee benefits thereby. Part of the Trustee's compensation for its services to the Fund is expected to result from the use of these funds. Both fees may be increased without approval of the Unit holders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor.

The annualized cost of the portfolio insurance obtained by the Fund for each Insured Trust is indicated in Part One for each Trust in a Series of the Fund. The portfolio insurance continues so long as such Trust retains the Bonds thus insured. Premiums are payable monthly in advance by the Trustee on behalf of such Trust. As Bonds in the portfolio are redeemed by their respective issuers or are sold by the Trustee, the amount of premium will be reduced in respect of those Bonds no longer owned by and held in the Trust which were insured by insurance obtained by such Trust. Preinsured Bonds for which insurance has been obtained from Financial Guaranty and/or AMBAC Indemnity or, beginning with Series 25 and all subsequent Series, other insurers, are not insured by such Trust. The premium payable for Permanent Insurance will be paid solely from the proceeds of the sale of such Bond in the event the Trustee exercises the right to obtain Permanent Insurance on a Bond. The premiums for such Permanent Insurance with respect to each Bond will decline over the life of the Bond. An Advantage Trust is not insured; accordingly, there are no premiums for insurance payable by such Trust.

The following additional charges are or may be incurred by a Trust: all expenses (including legal and annual auditing expenses) of the Trustee incurred in connection with its responsibilities under the Indenture, except in the event of negligence, bad faith or willful misconduct on its part; the expenses and costs of any action undertaken by the Trustee to protect the Trust and the rights and interests of the Unit holders; fees of the Trustee for any extraordinary services performed under the Indenture; indemnification of the Trustee for any loss, liability or expense incurred by it without negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trust; indemnification of the Sponsor for any loss, liability or expense incurred without gross negligence, bad faith or willful misconduct in acting as Depositor of the Trust; all taxes and other government charges imposed upon the Bonds or any part of the Trust (no such taxes or charges are being levied or made or, to the knowledge of the Sponsor, are contemplated); and expenditures incurred in contacting Unit holders upon termination of the Trust.
The above expenses and the Trustee's annual fee, when paid or owing to the Trustee, are secured by a lien on the Trust. In addition, the Trustee is empowered to sell Bonds of a Trust in order to make funds available to pay all these amounts if funds are not otherwise available in the Interest and Principal Accounts of the Trust.

Unless the Sponsor determines that such an audit is not required, the Indenture requires the accounts of each Trust to be audited on an annual basis at the expense of the Trust by independent auditors selected by the Sponsor. So long as the Sponsor is making a secondary market for Units, the Sponsor shall bear the cost of such annual audits to the extent such cost exceeds $.50 per Unit. Unit holders of a Trust covered by an audit may obtain a copy of the audited financial statements from the Trustee upon request.

                         PUBLIC OFFERING

How is the Public Offering Price Determined?

Although it is not obligated to do so, the Sponsor intends to maintain a market for the Units and continuously to offer to purchase Units at prices, subject to change at any time, based upon the aggregate bid price of the Bonds in the portfolio of each Trust plus the amount of Purchased Interest of a Trust (if any) and interest accrued to the date of settlement. All expenses incurred in maintaining a market, other than the fees of the Evaluator and the costs of the Trustee in transferring and recording the ownership of Units, will be borne by the Sponsor. If the supply of Units exceeds demand, or for some other business reason, the Sponsor may discontinue purchases of Units at such prices. IF
A UNIT HOLDER WISHES TO DISPOSE OF HIS UNITS, HE SHOULD INQUIRE
OF THE SPONSOR AS TO CURRENT MARKET PRICES PRIOR TO MAKING A TENDER FOR REDEMPTION TO THE TURSTEE. Prospectuses relating to certain other bond funds indicate an intention, subject to change, on the part of the respective sponsors of such funds to repurchase units of those funds on the basis of a price higher than the bid prices of the securities in the funds. Consequently, depending upon the prices actually paid, the repurchase price of other sponsors for units of their funds may be computed on a somewhat more favorable basis than the repurchase price offered by the Sponsor for Units of a Trust in secondary market transactions. As in the First Trust Combined Series, the purchase price per unit of such bond funds will depend primarily on the value of the securities in the Portfolio of the applicable Trust.

The Public Offering Price of Units of a Trust will be determined by adding to the Evaluator's determination of the aggregate bid price of the Bonds in a Trust plus the amount of Purchased Interest of a Trust (if any) and the appropriate sales charge determined in accordance with the schedule set forth below, based upon the number of years remaining to the maturity of each Bond in the portfolio of the Trust, adjusting the total to reflect the amount of any cash held in or advanced to the principal account of the Trust and dividing the result by the number of Units of such trust then outstanding. The minimum sales charge on Units will be 3% of the Public Offering Price (equivalent to 3.093% of the net amount invested). For purposes of computation, Bonds will be deemed to mature on their expressed maturity dates unless: (a) the Bonds have been called for redemption or funds or securities have been placed in escrow to redeem them on an earlier call date, in which case such call date will be deemed to be the date upon which they mature; or (b) such Bonds are subject to a "mandatory tender," in which case such mandatory tender will be deemed to be the date upon which they mature.

The effect of this method of sales charge computation will be that different sales charge rates will be applied to each of the various Bonds in the Trusts based upon the maturities of such bonds, in accordance with the following schedule:


                                    Secondary Offering Period
                                          Sales Charge
                                ________________________________
                                Percentage              Percentage
                                of Public               of Net
                                Offering                Amount
Years to Maturity               Price                   Invested
_________________               __________              __________
0 Months to 1 Year              1.00%                   1.010%
1 but less than 2               1.50                    1.523
2 but less than 3               2.00                    2.041
3 but less than 4               2.50                    2.564
4 but less than 5               3.00                    3.093
5 but less than 6               3.50                    3.627
6 but less than 7               4.00                    4.167
7 but less than 8               4.50                    4.712
8 but less than 9               5.00                    5.263
9 but less than 10              5.50                    5.820
10 or more                      5.80                    6.157

There will be no reduction of the sales charges for volume purchases. A dealer will receive from the Sponsor a dealer concession of 70% of the total sales charges for Units sold by such dealer and dealers will not be eligible for additional concessions for Units sold pursuant to the above schedule.

An investor may aggregate purchases of Units of two or more consecutive series of a particular State, National, Discount, Intermediate, Long Intermediate or Short Intermediate Trust for purposes of calculating the discount for volume purchases listed above. Additionally, with respect to the employees and officers (including their immediate families and trustees, custodians or a fiduciary for the benefit of such person) of Nike Securities L.P., the sales charge is reduced by 2% of the Public Offering Price for purchases of Units during the secondary offering period.

Any such reduced sales charge shall be the responsibility of the selling Underwriter or dealer except that with respect to purchases of Units of $500,000 or more, the Sponsor will reimburse the selling Underwriter or dealer in an amount equal to $2.50 per Unit (in the case of a Discount Trust, .25% of the Public Offering Price). The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from any one Underwriter or dealer and, for purposes of calculating the applicable sales charge, purchases of Units in the Fund will be aggregated with concurrent purchases by the same person from such Underwriter or dealer of units in any series of tax-exempt unit investment trusts sponsored by Nike Securities L.P. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser will be deemed, for the purpose of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account.

From time to time the Sponsor may implement programs under which Underwriters and dealers of the Fund may receive nominal awards from the Sponsor for each of their registered representatives who have sold a minimum number of UIT Units during a specified time period. In addition, at various times the Sponsor may implement other programs under which the sales force of an Underwriter or dealer may be eligible to win other nominal awards for certain sales efforts, or under which the Sponsor will allow to any such Underwriter or dealer that sponsors sales contests or recognition programs conforming to criteria established by the Sponsor, or participates in sales programs sponsored by the Sponsor, an amount not exceeding the total applicable sales charges on the sales generated by such person at the public offering price during such programs. Also, the Sponsor in its discretion may from time to time pursuant to objective criteria established by the Sponsor pay fees to qualifying Underwriters or dealers for certain services or activities which are primarily intended to result in sales of Units of the Trusts.
Such payments are made by the Sponsor out of its own assets, and not out of the assets of the Trusts. These programs will not change the price Unit holders pay for their Units or the amount that the Trusts will receive from the Units sold.

A comparison of tax-free and equivalent taxable estimated current returns and estimated long-term returns with the returns on various taxable investments is one element to consider in making an investment decision. The Sponsor may from time to time in its advertising and sales materials compare the then current estimated returns on the Trust and returns over specified periods on other similar Trusts sponsored by Nike Securities L.P. with returns on taxable investments such as corporate or U.S. Government bonds, bank CDs and money market accounts or money market funds, each of which has investment characteristics that may differ from those of the Trust. U.S. Government bonds, for example, are backed by the full faith and credit of the U.S. Government and bank CDs and money market accounts are insured by an agency of the federal government. Money market accounts and money market funds provide stability of principal, but pay interest at rates that vary with the condition of the short-term debt market. The investment characteristics of the Trust are described more fully elsewhere in this Prospectus.

The aggregate price of the Bonds in each Trust is determined by whomever from time to time is acting as evaluator (the "Evaluator"), on the basis of bid prices or offering prices as is appropriate,
(1) on the basis of current market prices for the Bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust; (2) if such prices are not available for any of the Bonds, on the basis of current market prices for comparable bonds; (3) by determining the value of the Bonds by appraisal; or (4) by any combination of the above. Unless Bonds are in default in payment of principal or interest or, in the Sponsor's opinion, in significant risk of such default, the Evaluator will not attribute any value to the insurance obtained by an Insured Trust. On the other hand, the value of insurance obtained by the issuer of Bonds in a Trust is reflected and included in the market value of such Bonds.

The Evaluator will consider in its evaluation of Bonds which are in default in payment of principal or interest or, in the Sponsor's opinion, in significant risk of such default (the "Defaulted Bonds") and which are covered by insurance obtained by an Insured Trust, the value of the insurance guaranteeing interest and principal payments. The value of the insurance will be equal to the difference between (i) the market value of Defaulted Bonds assuming the exercise of the right to obtain Permanent Insurance (less the insurance premium attributable to the purchase of Permanent Insurance) and
(ii) the market value of such Defaulted Bonds not covered by Permanent Insurance. In addition, the Evaluator will consider the ability of Financial Guaranty and/or AMBAC Indemnity to meet its commitments under an Insured Trust's insurance policy, including the commitments to issue Permanent Insurance. It is the position of the Sponsor that this is a fair method of valuing the Bonds and the insurance obtained by an Insured Trust and reflects a proper valuation method in accordance with the provisions of the Investment Company Act of 1940. For a description of the circumstances under which a full or partial suspension of the right of Unit holders to redeem their Units may occur, see "Rights of Unit Holders-How May Units be Redeemed?"

The Evaluator may be attributing value to insurance for the purpose of computing the price or redemption value of Units for certain previous series of the First Trust of Insured Municipal Bonds, an investment company sponsored by Nike Securities L.P. See Part One for further information with respect to whether value is being attributed to insurance in determining the value of Units for that series of the Fund.

The Evaluator will be requested to make a determination of the aggregate price of the Bonds in each Trust, on a bid price basis, as of the close of trading on the New York Stock Exchange on each day on which it is open, effective for all sales, purchases or redemptions made subsequent to the last preceding determination.

The secondary market Public Offering Price of the Units will be equal to the bid price per Unit of the Bonds in a Trust, plus
(less) any balance (overdraft) in the principal cash account of such Trust, plus the applicable sales charge and the amount of Purchased Interest (if any).

Although payment is normally made five business days following the order for purchase, payment may be made prior thereto. A person will become owner of the Units on the date of settlement provided payment has been received. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934. Delivery of Certificates representing Units so ordered will be made five business days following such order or shortly thereafter. See "Rights of Unit Holders-How May Units Be Redeemed?" for information regarding the ability to redeem Units ordered for purchase.

How are Units Distributed?

It is the intention of the Sponsor to qualify Units of the Fund for sale in a number of states. Sales will be made to dealers and others at prices which represent a concession or agency commission of 4.0% of the Public Offering Price per Unit for each State, Discount or National Trust, 3.0% of the Public Offering Price for an Intermediate or Long Intermediate Trust, and 2.5% of the Public Offering Price per Unit for a Short Intermediate Trust, but the Sponsor reserves the right to change the amount of the concession or agency commission from time to time. Certain commercial banks are making Units of the Fund available to their customers on an agency basis. A portion of the sales charge paid by these customers is retained by or remitted to the banks in the amounts indicated in the second preceding sentence. Under the Glass-Steagall Act, banks are prohibited from underwriting Fund Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have not indicated that these particular agency transactions are not permitted under such Act. In Texas and in certain other states, any banks making Units available must be registered as broker/dealers under state law.

What are the Sponsor's Profits?

The Sponsor and participating dealers will receive a maximum gross sales commission equal to 5.8% of the Public Offering Price of the Units of each State Trust (equivalent to 6.157% of the net amount invested), 5.8% of the Public Offering Price of the Units of a National or Discount Trust (equivalent to 6.157% of the net amount invested), 4.7% of the Public Offering Price of the Units of an Intermediate or Long Intermediate Trust (equivalent to 4.932% of the net amount invested), and 3.7% of the Public Offering Price of the Units of a Short Intermediate Trust (equivalent to 3.842% of the net amount invested) less any reduced sales charge for quantity purchases as described under "Public Offering-How is the Public Offering Price Determined?"

In maintaining a market for the Units, the Sponsor will also realize profits or sustain losses in the amount of any difference between the price at which Units are purchased (based on the bid prices of the Bonds in each Trust) and the price at which Units are resold (which price is also based on the bid prices of the Bonds in each Trust and includes a maximum sales charge of 5.8% for a State
Trust, 5.8% for a National or Discount Trust, 4.7% for an Intermediate or Long Intermediate Trust and 3.7% for a Short Intermediate Trust) or redeemed. The secondary market public offering price of Units may be greater or less than the cost of such Units to the Sponsor.


                     RIGHTS OF UNIT HOLDERS

How are Certificates Issued and Transferred?

The Trustee is authorized to treat as the record owner of Units that person who is registered as such owner on the books of the Trustee. Ownership of Units is evidenced by registered certificates executed by the Trustee and the Sponsor. Delivery of certificates representing Units ordered for purchase is normally made five business days following such order or shortly thereafter. Certificates are transferable by presentation and surrender to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. Certificates to be redeemed must be properly endorsed or accompanied by a written instrument or instruments of transfer.
A Unit holder must sign exactly as his name appears on the face of the certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guaranty program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Record ownership may occur before settlement.

Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof, numbered serially for purposes of identification. Certificates for Units will bear an appropriate notation on their face indicating which plan of distribution has been selected in respect thereof. When a change is made, the existing certificate must be surrendered to the Trustee and a new certificate issued to reflect the then currently effective plan of distribution.
There is no charge for this service.

Although no such charge is now made or contemplated, a Unit holder may be required to pay $2.00 to the Trustee per certificate reissued or transferred for reasons other than to change the plan of distribution, and to pay any governmental charge that may be imposed in connection with each such transfer or exchange. For new certificates issued to replace destroyed, stolen or lost certificates, the Unit holder may be required to furnish indemnity satisfactory to the Trustee and pay such expenses as the Trustee may incur. Mutilated certificates must be surrendered to the Trustee for replacement.

How are Interest and Principal Distributed?

Interest from each Trust will be distributed on the dates specified in Part One on a pro rata basis to Unit holders of record as of the preceding Record Date who are entitled to distributions at that time under the plan of distribution chosen. All distributions for a Trust will be net of applicable expenses for such Trust.

The pro rata share of cash in the Principal Account of each Trust will be computed as of the fifteenth day of each month, and distributions to the Unit holders of such Trust as of such Record Date will be made on the dates specified in Part One. Proceeds from the disposition of any of the Bonds of such Trust (less any premiums due with respect to Bonds for which the Trustee has exercised the right to obtain Permanent Insurance) received after such Record
Date and prior to the following Distribution Date will be held in the Principal Account of such Trust and not distributed until the next Distribution Date. The Trustee is not required to pay interest on funds held in the Principal or Interest Account of a Trust (but may itself earn interest thereon and therefore benefit from the use of such funds) nor to make a distribution from the Principal Account of a Trust unless the amount available for distribution shall equal at least $1.00 per Unit.

The Trustee will credit to the Interest Account of each Trust all interest received by such Trust, including that part of the proceeds (including insurance proceeds if any, paid to an Insured
Trust) of any disposition of Bonds which represents accrued interest. Other receipts will be credited to the Principal Account of such Trust. The distribution to the Unit holders of a Trust as of each Record Date will be made on the following Distribution Date or shortly thereafter and shall consist of an amount substantially equal to such portion of the holder's pro rata share of the estimated annual income of such Trust after deducting estimated expenses as is consistent with the distribution plan chosen. Because interest payments are not received by a Trust at a constant rate throughout the year, such interest distribution may be more or less than the amount credited to the Interest Account of such Trust as of the Record Date. For the purpose of minimizing fluctuations in the distributions from the Interest Account of a Trust, the Trustee is authorized to advance such amounts as may be necessary to provide interest distributions of approximately equal amounts. The Trustee shall be reimbursed, without interest, for any such advances from funds in the Interest Account of such Trust on the ensuing Record
Date. Persons who purchase Units between a Record Date and a Distribution Date will receive their first distribution on the second Distribution Date after the purchase, under the applicable plan of distribution.
The Trustee is not required to pay interest on funds held in the Principal or Interest Account of a Trust (but may itself earn interest thereon and therefore benefit from the use of such funds).

As of the fifteenth day of each month, the Trustee will deduct from the Interest Account of each Trust and, to the extent funds are not sufficient therein, from the Principal Account of each Trust, amounts necessary to pay the expenses of such Trust. The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any governmental charges payable out of the Trust. Amounts so withdrawn shall not be considered a part of the Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate account. In addition, the Trustee may withdraw from the Interest Account and the Principal Account of a Trust such amounts as may be necessary to cover redemption of Units of such Trust by the Trustee.

Record Dates for monthly distributions will be the fifteenth day of each month, Record Dates for quarterly distributions (if applicable) will be the fifteenth day of March, June, September and December and Record Dates for semi-annual distributions (if applicable) will be the fifteenth day of June and December. Distributions will be made on the dates specified in Part One.

The plan of distribution selected by a Unit holder will remain in effect until changed. Unit holders purchasing Units in the secondary market will initially receive distributions in accordance with the election of the prior owner. Each year, approximately six weeks prior to the end of May, the Trustee will furnish each Unit holder a card to be returned to the Trustee not more than thirty nor less than ten days before the end of such month. Unit holders desiring to change the plan of distribution in which they are participating may so indicate on the card (assuming the Trust has more than one distribution option) and return same, together with their certificate, to the Trustee. If the card and certificate are returned to the Trustee, the change will become effective as of June 16 of that year. If the card and certificate are not returned to the Trustee, the Unit holder will be deemed to have elected to continue with the same plan for the following twelve months.

How Can Distributions to Unit Holders be Reinvested?

Universal Distribution Option. Unit holders may elect participation in a Universal Distribution Option which permits a Unit holder to direct the Trustee to distribute principal and interest payments to any other investment vehicle of which the Unit holder has an existing account. For example, at a Unit holder's direction, the Trustee would distribute automatically on the applicable distribution date interest income or principal on the participant's Units to, among other investment vehicles, a Unit holder's checking, bank savings, money market, insurance, reinvestment or any other account. All such distributions, of course, are subject to the minimum investment and sales charges, if any, of the particular investment vehicle to which distributions are directed. The Trustee will notify the participant of each distribution pursuant to the Universal Distribution Option. The Trustee will distribute directly to the Unit holder any distributions which are not accepted by the specified investment vehicle. A participant may at any time, by so notifying the Trustee in writing, elect to terminate his participation in the Universal Distribution Option and receive directly future distributions on his Units.

Distribution Reinvestment Option. The Sponsor has entered into an arrangement with Oppenheimer Management Corporation, which permits any Unit holder of a Trust to elect to have each distribution of interest income or principal on his Units automatically reinvested in shares of either the Oppenheimer Intermediate Tax-Exempt Bond
Fund (the "Intermediate Series") or the Oppenheimer Insured Tax-Exempt Bond Fund (the "Insured Series"). Oppenheimer Management Corporation is the investment adviser of each Series which are open-end, diversified management investment companies. The investment objective of the Intermediate Series is to provide a high level of current interest income exempt from Federal income tax through the purchase of investment grade securities. The investment objective of the Insured Series is to provide as high a level of current interest income exempt from Federal income tax as is consistent with the assurance of the scheduled receipt of interest and principal through insurance and the preservation of capital (the income of either Series may constitute an item of preference for determining the Federal alternative minimum tax). The objectives and policies of each Series are presented in more detail in the prospectus for each Series.

Each person who purchases Units of a Trust may use the card attached to this prospectus to request a prospectus describing each Series and a form by which such person may elect to become a participant in a Distribution Reinvestment Option with respect to a Series.
Each distribution of interest income or principal on the participant's Units will automatically be applied by the Trustee to purchase shares (or fractions thereof) of a Series without a sales charge and with no minimum investment requirements.

The shareholder service agent for each Series will mail to each participant in the Distribution Reinvestment Option confirmations of all transactions undertaken for such participant in connection with the receipt of distributions from The First Trust Combined Series and the purchase of shares (or fractions thereof) of a Series.

A participant may at any time, by so notifying the Trustee in writing, elect to terminate his participation in the Distribution Reinvestment Option and receive future distributions on his Units in cash. There will be no charge or other penalty for such termination. The Sponsor and Oppenheimer Management Corporation each have the right to terminate the Distribution Reinvestment Option, in whole or in part.

It should be remembered that even if distributions are reinvested through the Universal Distribution Option or the Distribution
Reinvestment Option they are still treated as distributions for income tax purposes.

What Reports Will Unit Holders Receive?

The Trustee shall furnish Unit holders of each Trust in connection with each distribution a statement of the amount of interest, if any, and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per Unit. Within a reasonable time after the last business day of each calendar year, the Trustee will furnish to each person who at any time during the calendar year was a Unit holder of a Trust of record, a statement as to (1) the Interest Account: interest received by such Trust (including amounts representing interest received upon any disposition of Bonds of such Trust), the amount of such interest representing insurance proceeds (if applicable), deductions for payment of applicable taxes and for fees and expenses of the Trust, redemption of Units and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (2) the Principal Account: the dates of disposition of any Bonds of such Trust and the net proceeds received therefrom (excluding any portion representing interest and the premium attributable to the exercise of the right, if applicable, to obtain Permanent Insurance), deduction for payment of applicable taxes and for fees and expenses of the Trust, redemptions of Units, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (3) the Bonds held and the number of Units of such Trust outstanding on the last business day of such calendar year; (4) the Redemption Price per Unit based upon the last computation thereof made during such calendar year; and (5) the amounts actually distributed during such calendar year from the Interest Account and from the Principal Account of such Trust, separately stated, expressed both as total dollar amounts and as dollar amounts per Unit outstanding on the Record Date for such distributions.

In order to comply with Federal and state tax reporting requirements, Unit holders will be furnished, upon request to the Trustee, evaluations of the Bonds in their Trust furnished to it by the Evaluator.

Each distribution statement will reflect pertinent information in respect of each plan of distribution so that Unit holders may be informed regarding the results of the other plan or plans of distribution.

How May Units be Redeemed?

A Unit holder may redeem all or a portion of his Units by tender to the Trustee at its unit investment trust office in the City of New York of the certificates representing the Units to be redeemed, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed as explained above (or by providing satisfactory indemnity, as in connection with lost, stolen or destroyed certificates), and payment of applicable governmental charges, if any. No redemption fee will be charged. On the seventh calendar day following such tender, or if the seventh calendar day is not a business day, on the first business day prior thereto, the Unit holder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed after receipt by the Trustee of such tender of Units. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that as regards Units received after the close of trading on the New York Stock Exchange, the date of tender is the next day on which such Exchange is open for trading and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the redemption price computed on that day. Units so redeemed shall be cancelled.

Purchased Interest (if any) and other accrued interest to the settlement date paid on redemption shall be withdrawn from the Interest Account of a Trust or, if the balance therein is insufficient, from the Principal Account of such Trust. All other amounts paid on redemption shall be withdrawn from the Principal Account of the Trust.

The Redemption Price per Unit will be determined on the basis of the bid price of the Bonds in a Trust and the amount of Purchased Interest of the Trust (if any), as of the close of trading on the New York Stock Exchange on the date any such determination is made.The Redemption Price per Unit is the pro rata share of each Unit determined by the Trustee on the basis of (1) the cash on hand in the Trust or moneys in the process of being collected,
(2) the value of the Bonds in such Trust based on the bid prices of the Bonds, except for those cases in which the value of the insurance, if applicable, has been added, and (3) Purchased Interest
(if any) and any other interest accrued thereon, less (a) amounts representing taxes or other governmental charges payable out of such Trust, (b) the accrued expenses of such Trust, and (c) cash held for distribution to Unit holders of record as of a date prior to the evaluation then being made. The Evaluator may determine the value of the Bonds in a Trust (1) on the basis of current bid prices of the Bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by such Trust, (2) on the basis of bid prices for bonds comparable to any Bonds for which bid prices are not available, (3) by determining the value of the Bonds by appraisal, or (4) by any combination of the above.
In determining the Redemption Price per Unit for an Insured Trust, no value will be attributed to the portfolio insurance covering the Bonds in such Trust unless such Bonds are in default in payment of principal or interest or in significant risk of such default.
On the other hand, Bonds insured under a policy obtained by the Bond issuer, the underwriters, the Sponsor or others are entitled to the benefits of such insurance at all times and such benefits are reflected and included in the market value of such Bonds.
See "Why and How are the Insured Trusts Insured?" For a description of the situations in which the evaluator may value the insurance obtained by an Insured Trust, see "Public Offering-How is the Public Offering Price Determined?"

The difference between the bid and offering prices of such Bonds may be expected to average 1-2% of the principal amount. In the case of actively traded bonds, the difference may be as little as 1/2 of 1% and, in the case of inactively traded bonds, such difference usually will not exceed 3%. Therefore, the price at which Units may be redeemed could be less than the price paid by the Unit holder and may be less than the par value of the Securities represented by the Units so redeemed.

The Trustee is empowered to sell underlying Bonds in a Trust in order to make funds available for redemption. To the extent that Bonds are sold, the size and diversity of such Trust will be reduced. Such sales may be required at a time when Bonds would not otherwise be sold and might result in lower prices than might otherwise be realized. The Trustee may obtain Permanent Insurance on the Bonds in an Insured Trust. Accordingly, any Bonds so insured must be sold on an insured basis (as will Bonds on which insurance has been obtained by the Bond issuer, the underwriters, the Sponsor or others).

The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or during which the Securities and Exchange Commission determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Bonds is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. Under certain extreme circumstances, the Sponsor may apply to the Securities and Exchange Commission for an order permitting a full or partial suspension of the right of Unit holders to redeem their Units.

How May Units be Purchased by the Sponsor?

The Trustee shall notify the Sponsor of any tender of Units for redemption. If the Sponsor's bid in the secondary market at that time equals or exceeds the Redemption Price per Unit, which for certain Trusts includes Purchased Interest, it may purchase such Units by notifying the Trustee before 12:00 p.m. Eastern time on the next succeeding business day and by making payment therefor to the Unit holder not later than the day on which the Units would otherwise have been redeemed by the Trustee. Units held by the Sponsor may be tendered to the Trustee for redemption as any other Units.

The offering price of any Units acquired by the Sponsor will be in accord with the Public Offering Price described in the then currently effective prospectus describing such Units. Any profit or loss resulting from the resale or redemption of such Units will belong to the Sponsor.

How May Bonds be Removed from the Fund?

The Trustee is empowered to sell, for the purpose of redeeming
Units tendered by any Unit holder and for the payment of expenses for which funds may not be available, such of the Bonds in each Trust on a list furnished by the Sponsor as the Trustee in its sole discretion may deem necessary. As described in the following paragraph and in certain other unusual circumstances for which it is determined by the Depositor to be in the best interests of the Unit holders or if there is no alternative, the Trustee is empowered to sell Bonds in a Trust which are in default in payment of principal or interest or in significant risk of such default and for which value has been attributed to the insurance, if any, obtained by the Trust. See "Rights of Unit Holders-How
May Units be Redeemed?" The Sponsor is empowered, but not obligated, to direct the Trustee to dispose of Bonds in a Trust in the event of advanced refunding. The Sponsor may from time to time act as agent for a Trust with respect to selling Bonds out of a Trust.
From time to time, the Trustee may retain and pay compensation to the Sponsor subject to the restrictions under the Investment Company Act of 1940, as amended.

If any default in the payment of principal or interest on any Bond occurs and no provision for payment is made therefor, either pursuant to the portfolio insurance, if any, or otherwise, within thirty days, the Trustee is required to notify the Sponsor thereof. If the Sponsor fails to instruct the Trustee to sell or to hold such Bond within thirty days after notification by the Trustee to the Sponsor of such default, the Trustee may, in its discretion, sell the defaulted Bond and not be liable for any depreciation or loss thereby incurred.

The Sponsor shall instruct the Trustee to reject any offer made by an issuer of any of the Bonds to issue new obligations in exchange and substitution for any Bonds pursuant to a refunding or refinancing plan, except that the Sponsor may instruct the Trustee to accept such an offer or to take any other action with respect thereto as the Sponsor may deem proper if the issuer is in default with respect to such Bonds or in the written opinion of the Sponsor the issuer will probably default in respect to such Bonds in the foreseeable future. Any obligations so received in exchange or substitution will be held by the Trustee subject to the terms and conditions in the Indenture to the same extent as Bonds originally deposited thereunder. Within five days after the deposit of obligations in exchange or substitution for underlying Bonds, the Trustee is required to give notice thereof to each Unit holder of the affected Trust, identifying the Bonds eliminated and the Bonds substituted therefor. Except as stated in this paragraph and under "What is the First Trust Combined Series?" for Failed Bonds, the acquisition by a Trust of any securities other than the Bonds initially deposited is prohibited.

        INFORMATION AS TO SPONSOR, TRUSTEE AND EVALUATOR

Who is the Sponsor?

Nike Securities L.P., the Sponsor, specializes in the underwriting, trading and distribution of unit investment trusts and other securities. Nike Securities L.P., an Illinois limited partnership formed in 1991, acts as Sponsor for successive series of The First Trust
Combined Series, The First Trust Special Situations Trust, The
First Trust Insured Corporate Trust, The First Trust of Insured Municipal Bonds, The First Trust GNMA, Templeton Growth and Treasury Trust, Templeton Foreign Fund & U.S. Treasury Securities Trust and The Advantage Growth and Treasury Securities Trust. First
Trust introduced the first insured unit investment trust in 1974 and to date more than $9 billion in First Trust unit investment trusts have been deposited. The Sponsor's employees include a team of professionals with many years of experience in the unit investment trust industry. The Sponsor is a member of the National Association of Securities Dealers, Inc. and Securities Investor Protection Corporation and has its principal offices at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number (708) 241-4141.
As of December 31, 1994, the total partners' capital of Nike Securities L.P. was $10,863,058 (audited). (This paragraph relates only to the Sponsor and not to the Trust or to any series thereof or to any other Underwriter. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.)

Who is the Trustee?

The Trustee is United States Trust Company of New York with its principal place of business at 45 Wall Street, New York, New York 10005 and its unit investment trust offices at 770 Broadway, New York, New York 10003. Unit holders who have questions regarding the Fund may call the Customer Service Help Line at 1-800-682-7520. The Trustee is a member of the New York Clearing House Association and is subject to supervision and examination by the Comptroller of the Currency, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

The Trustee, whose duties are ministerial in nature, has not participated in the selection of the Securities. For information relating to the responsibilities of the Trustee under the Indenture, reference is made to the material set forth under "Rights of Unit Holders."

The Trustee and any successor trustee may resign by executing an instrument in writing and filing the same with the Sponsor and mailing a copy of a notice of resignation to all Unit holders. Upon receipt of such notice, the Sponsor is obligated to appoint a successor trustee promptly. If the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Indenture. If upon resignation of a trustee no successor has accepted the appointment within 30 days after notification, the retiring trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of a trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor Trustee. The Trustee must be a banking corporation organized under the laws of the United States or any State and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

Limitations on Liabilities of Sponsor and Trustee

The Sponsor and the Trustee shall be under no liability to Unit holders for taking any action or for refraining from taking any action in good faith pursuant to the Indenture, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith, gross negligence (ordinary negligence in the case of the Trustee) or reckless disregard of their obligations and duties.
The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Bonds. In the event of the failure of the Sponsor to act under the Indenture, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Indenture.

The Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Bonds or upon the interest thereon or upon it as Trustee under the Indenture or upon or in respect of the Fund which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee.

If the Sponsor shall fail to perform any of its duties under the Indenture or become incapable of acting or become bankrupt or its affairs are taken over by public authorities, then the Trustee may (a) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, or (b) terminate the Indenture and liquidate the Trusts as provided herein, or (c) continue to act as Trustee without terminating the Indenture.

Who is the Evaluator?

The Evaluator is Securities Evaluation Service, Inc., 531 East Roosevelt Road, Suite 200, Wheaton, Illinois 60187. The Evaluator may resign or may be removed by the Sponsor and the Trustee, in which event the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.

The Trustee, Sponsor and Unit holders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Indenture shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Unit holders for errors in judgment. This provision shall not protect the Evaluator in any case of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

                        OTHER INFORMATION

How May the Indenture be Amended or Terminated?

The Sponsor and the Trustee have the power to amend the Indenture without the consent of any of the Unit holders when such an amendment is (1) to cure any ambiguity or to correct or supplement any provision of the Indenture which may be defective or inconsistent with any other provision contained therein, or (2) to make such other provisions as shall not adversely affect the interest of the Unit holders
(as determined in good faith by the Sponsor and the Trustee), provided that the Indenture is not amended to increase the number of Units of any Trust issuable thereunder or to permit the deposit or acquisition of securities either in addition to or in substitution for any of the Bonds of any Trust initially deposited in a Trust, except for the substitution of certain refunding securities for Bonds or New Bonds for Failed Bonds. In the event of any amendment, the Trustee is obligated to notify promptly all Unit holders of the substance of such amendment.

Each Trust may be liquidated at any time by consent of 100% of the Unit holders of such Trust or by the Trustee when the value of such Trust, as shown by any evaluation, is less than 20% of the aggregate principal amount of the Bonds initially deposited in the Trust or by the Trustee in the event that Units of a Trust not yet sold aggregating more than 60% of the Units of such Trust are tendered for redemption by the Underwriters, including the Sponsor. If a Trust is liquidated because of the redemption of unsold Units of the Trust by the Underwriters, the Sponsor will refund to each purchaser of Units of such Trust the entire sales charge paid by such purchaser. The Indenture will terminate upon the redemption, sale or other disposition of the last Bond held thereunder, but in no event shall it continue beyond the Mandatory Termination Date as indicated in Part One for each Trust. In the event of termination, written notice thereof will be sent by the Trustee to all Unit holders of such Trust. Within a reasonable period after termination, the Trustee will sell any Bonds remaining in the Trust, and, after paying all expenses and charges incurred by such Trust, will distribute to each Unit holder of such Trust (including the Sponsor if it then holds any Units), upon surrender for cancellation of his Certificate for Units, his pro rata share of the balances remaining in the Interest and Principal Accounts of such Trust, all as provided in the Indenture.

Legal Opinions

The legality of the Units offered hereby and certain matters relating to Federal tax law have been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor. Booth & Baron, 122 East 42nd Street, Suite 1507,
New York, New York 10168, acts as special counsel for the Fund for New York tax matters for Series 1, 2 and 3 of the Fund. Winston
& Strawn (previously named Cole & Deitz), 175 Water Street, New
York, New York 10038 acts as counsel for the Trustee and as special counsel for the Fund for New York Tax matters for Series 4-125 of the Fund. Carter, Ledyard & Milburn, 2 Wall Street, New York,
New York 10005, acts as counsel for the Trustee and as special counsel for the Fund for New York tax matters for Series 126 and subsequent Series of the Fund. For information with respect to state and local tax matters, including the State Trust special counsel for such matters, see Part Three for each Trust.

Experts

The statements of net assets, including the portfolios, of each Trust contained in Part One of the Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere therein and in the Registration Statement, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                  DESCRIPTION OF BOND RATINGS*

*As published by the rating companies.

Standard & Poor's. A brief description of the applicable Standard
& Poor's rating symbols and their meanings follow:

A Standard & Poor's corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The bond rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

l. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

ll.     Nature of and provisions of the obligation;

lll.    Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangements under the laws of bankruptcy and other laws affecting creditors' rights.

AAA-Bonds rated AAA have the highest rating assigned by Standard
& Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.**

**Bonds insured by Financial Guaranty Insurance Company, AMBAC
Indemnity Corporation, Municipal Bond Investors Assurance Corporation, Connie Lee Insurance Company, Financial Security Assurance and
Capital Guaranty Insurance Company are automatically rated "AAA" by Standard & Poor's.

AA-Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A-Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB-Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

Plus (+) or Minus (-): The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his/her own judgment with respect to such likelihood and risk.

Credit Watch: Credit Watch highlights potential changes in ratings of bonds and other fixed income securities. It focuses on events and trends which place companies and government units under special surveillance by S&P's 180-member analytical staff. These may include mergers, voter referendums, actions by regulatory authorities, or developments gleaned from analytical reviews. Unless otherwise noted, a rating decision will be made within 90 days. Issues appear on Credit Watch where an event, situation, or deviation from trends occurred and needs to be evaluated as to its impact on credit ratings. A listing, however, does not mean a rating change is inevitable. Since S&P continuously monitors all of its ratings, Credit Watch is not intended to include all issues under review. Thus, rating changes will occur without issues appearing on Credit Watch.

Moody's Investors Service, Inc. A brief description of the applicable Moody's Investors Service, Inc. rating symbols and their meanings follow:

Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Their safety is so absolute that with the occasional exception of oversupply in a few specific instances, characteristically, their market value is affected solely by money market fluctuations.

Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat large than in Aaa securities. Their market value is virtually immune to all but money market influences, with the occasional exception of oversupply in a few specific instances.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. The market value of A-rated bonds may be influenced to some degree by economic performance during a sustained period of depressed business conditions, but, during periods of normalcy, A-rated bonds frequently move in parallel with Aaa and Aa obligations, with the occasional exception of oversupply in a few specific instances.

A 1 and Baa 1-Bonds which are rated A 1 and Baa 1 offer the maximum in security within their quality group, can be bought for possible upgrading in quality, and additionally, afford the investor an opportunity to gauge more precisely the relative attractiveness of offerings in the market place.

Baa-Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. The market value of Baa-rated bonds is more sensitive to changes in economic circumstances, and aside from occasional speculative factors applying to some bonds of this class, Baa market valuations will move in parallel with Aaa, Aa, and A obligations during periods of economic normalcy, except in instances of oversupply.

Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Con.(---)-Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction,
(b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Fitch Investors Service, Inc. A brief description of the applicable Fitch Investors Service, Inc. rating symbols and their meanings follow:

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments.

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

             This page is intentionally left blank.


Page 35




CONTENTS:
The First Trust Combined Series:
        What is The First Trust Combined Series?                 3
        What are Estimated Long-Term Return and
                Estimated Current Return?                       10
        How are Purchased Interest and Accrued
                Interest Treated?                               11
        Why and How are the Insured Trusts Insured?             12
        What is the Federal Tax Status of Unit Holders?         19
        What are the Expenses and Charges?                      20
Public Offering:
        How is the Public Offering Price Determined?            21
        How are Units Distributed?                              24
        What are the Sponsor's Profits?                         24
Rights of Unit Holders:
        How are Certificates Issued and Transferred?            24
        How are Interest and Principal Distributed?             25
        How can Distributions to Unit Holders be
                Reinvested?                                     26
        What Reports will Unit Holders Receive?                 27
        How May Units be Redeemed?                              27
        How May Units be Purchased by the Sponsor?              28
        How May Bonds be Removed from the Fund?                 29
Information as to Sponsor, Trustee and Evaluator:
        Who is the Sponsor?                                     29
        Who is the Trustee?                                     30
        Limitations on Liabilities of Sponsor and Trustee       30
        Who is the Evaluator?                                   30
Other Information:
        How May the Indenture be Amended or Terminated?         31
        Legal Opinions                                          31
        Experts                                                 32
        Description of Bond Ratings                             32

                         ________________


      THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL,
OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.
        THIS PROSPECTUS DOES NOT CONTAIN ALL INFORMATION SET FORTH
IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO,
WHICH THE FUND HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.





                FIRST TRUST (registered trademark)

                         The First Trust
                         Combined Series




                           Prospectus
                            Part Two
                         March 13, 1995




                First Trust (registered trademark)

                1001 Warrenville Road, Suite 300
                      Lisle, Illinois 60532
                         1-708-241-4141
                            Trustee:

                   United States Trust Company
                           of New York
                          770 Broadway
                    New York, New York 10003
                         1-800-682-7520



                      THIS PART TWO MUST BE
                     ACCOMPANIED BY PART ONE
                         AND PART THREE.

                  PLEASE RETAIN THIS PROSPECTUS
                       FOR FUTURE REFERENCE








                      National Trust Series

     The First Trust (registered trademark) Combined Series
           The First Trust of Insured Municipal Bonds
                    The First Trust Advantage

PROSPECTUS                           NOTE: THIS PART THREE PROSPECTUS
Part Three                                      MAY ONLY BE USED WITH
Dated September 25, 1995                        PART ONE AND PART TWO

Federal Tax Status of Unit Holders

At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income were rendered by bond counsel to the respective issuing authorities. Neither the Sponsor, Chapman and Cutler, nor any of the Special Counsel to the Fund for State tax matters have made any special review for the Fund of the proceedings relating to the issuance of the Bonds or of the bases for such opinions. Gain realized on the sale or redemption of the Bonds by the Trustee or of a Unit by a Unit holder is, however, includable in gross income for Federal income tax purposes. (It should be noted in this connection that such gain does not include any amounts received in respect of accrued interest or accrued original issue discount, if any.) It should be noted that under provisions of the Revenue Reconciliation Act of 1993 (the "Tax Act") described below that subject accretion of market discount on tax-exempt bonds to taxation as ordinary income, gain realized on the sale or redemption of Bonds by the Trustee or of Units by a Unit holder that would have been treated as capital gain under prior law is treated as ordinary income to the extent it is attributable to accretion of market discount. Market discount can arise based on the price a Trust pays for Bonds or the price a Unit holder pays for his Units.

At the time of the closing for each Trust, Chapman and Cutler, Counsel for the Sponsor, rendered an opinion under then existing law substantially to the effect that:

(1) the Trusts are not associations taxable as corporations for Federal income tax purposes. Tax-exempt interest received by each of the Trusts on Bonds deposited therein will retain its status as tax-exempt interest, for Federal income tax purposes, when distributed to a Unit holder except that the alternative minimum tax and the environmental tax (the "Superfund Tax") applicable to corporate Unit holders may, in certain circumstances, include in the amount on which such tax is calculated, 75% of the interest income received by the Trust. See "Certain Tax Matters Applicable to Corporate Unit Holders";

(2) exemption of interest and accrued original issue discount on any Bonds for Federal income tax purposes does not necessarily result in tax exemption under the laws of the several states as such laws vary with respect to the taxation of such securities and in many states all or a part of such interest and accrued original issue discount may be subject to tax;

(3) each Unit holder of a Trust is considered to be the owner of a pro rata portion of such Trust under subpart E, subchapter
J of chapter 1 of the Internal Revenue Code of 1986 (hereinafter the "Code") and will have a taxable event when the Trust disposes of a Bond, or when the Unit holder redeems or sells his Units. Unit holders must reduce the tax basis of their Units for their share of accrued interest received, if any, on Bonds delivered after the date the Unit holders pay for their Units and,

    ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE
                            REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

consequently, such Unit holders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Bonds
(whether by sale, payment on maturity, redemption or otherwise), gain or loss is recognized to the Unit holder. The amount of any such gain or loss is measured by comparing the Unit holder's pro rata share of the total proceeds from such disposition with his basis for his fractional interest in the asset disposed of. In the case of a Unit holder who purchases his Units, such basis is determined by apportioning the tax basis for the Units among each of the Trust assets ratably according to value as of the date of acquisition of the Units. The basis of each Unit and of each Bond which was issued with original issue discount must be increased by the amount of accrued original issue discount and the basis of each Unit and of each Bond which was purchased by a Trust at a premium must be reduced by the annual amortization of Bond premium. The tax cost reduction requirements of said Code relating to amortization of bond premium may, under some circumstances, result in the Unit holder realizing a taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost; and

(4) any insurance proceeds which represent maturing interest on defaulted obligations held by the Trustee will be excludable from Federal gross income if, and to the same extent as, such interest would have been so excludable if paid by the issuer of the defaulted obligations provided that, at the time such policies are purchased, the amounts paid for such policies are reasonable, customary and consistent with the reasonable expectation that the issuer of the obligations, rather than the insurer, will pay debt service on the obligations.

Sections 1288 and 1272 of the Code provide a complex set of rules governing the accrual of original issue discount. These rules provide that original issue discount accrues either on the basis of a constant compounded interest rate or ratably over the term of the Bond, depending on the date the Bond was issued. In addition, special rules apply if the purchase price of a Bond exceeds the original issue price plus the amount of original issue discount which would have accrued to prior owners. The application of these rules will also vary depending on the value of the Bond on the date a Unit holder acquires his Unit, and the price the Unit holder pays for his Unit. Because of the complexity of these rules relating to the accrual of original issue discount, Unit holders should consult their tax advisers as to how these rules apply. See "Portfolio" appearing in Part One for each Trust for information relating to Bonds, if any, issued at an original issue discount.

The Tax Act subjects tax-exempt bonds to the market discount rules of the Code effective for bonds purchased after April 30, 1993.
In general, market discount is the amount (if any) by which the stated redemption price at maturity exceeds an investor's purchase price (except to the extent that such difference, if any, is attributable to original issue discount not yet accrued), subject to a statutory de minimis rule. Under the Tax Act, accretion of market discount is taxable as ordinary income; under prior law the accretion had been treated as capital gain. Market discount that accretes while a Trust holds a Bond would be recognized as ordinary income by the Unit holders when principal payments are received on the Bond, upon sale or at redemption (including early redemption) or upon the sale or redemption of the Units, unless a Unit holder elects to include market discount in taxable income as it accrues. The market discount rules are complex and Unit holders should consult their tax advisers regarding these rules and their application.

Counsel for the Sponsor has also advised that under Section 265 of the Code, interest on indebtedness incurred or continued to purchase or carry Units of a Trust is not deductible for Federal income tax purposes. The Internal Revenue Service has taken the position that such indebtedness need not be directly traceable to the purchase or carrying of Units (however, these rules generally do not apply to interest paid on indebtedness incurred to purchase or improve a personal residence). Under Section 265 of the Code, certain financial institutions that acquire Units generally would not be able to deduct any of the interest expense attributable to ownership of Units. Investors with questions regarding these issues should consult with their tax advisers.

In the case of certain of the Bonds in a Trust, the opinions of bond counsel indicate that interest on such securities received by a "substantial user" of the facilities being financed with the proceeds of these securities, or persons related thereto, for periods while such securities are held by such a user or related person, will not be excludable from Federal gross income, although interest on such securities received by others would be excludable from Federal gross income. "Substantial user" and "related person" are defined under U.S. Treasury Regulations. Any person who believes he or she may be a substantial user or related person as so defined should contact his tax adviser.

In general, Section 86 of the Code provides that Social Security benefits are includible in gross income in an amount equal to the lesser of (1) 50% of the Social Security benefits received or (2) 50% of the excess of "modified adjusted gross income" plus 50% of the Social Security benefits received over the appropriate "base amount." The base amount is $25,000 for unmarried taxpayers, $32,000 for married taxpayers filing a joint return and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns. Modified adjusted gross income is adjusted gross income determined without regard to certain otherwise allowable deductions and exclusions from gross income and by including tax-exempt interest. To the extent that Social Security benefits are includible in gross income, they will be treated as any other item of gross income.

In addition, under the Tax Act, for taxable years beginning after December 31, 1993, up to 85% of Social Security benefits are includible in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of Social Security benefits received exceeds an "adjusted base amount." The adjusted base amount is $34,000 for unmarried taxpayers, $44,000 for married taxpayers filing a joint return, and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns.

Although tax-exempt interest is included in modified adjusted gross income solely for the purpose of determining what portion, if any, of Social Security benefits will be included in gross income, no tax-exempt interest, including that received from a Trust, will be subject to tax. A taxpayer whose adjusted gross income already exceeds the base amount or the adjusted base amount must include 50% or 85%, respectively, of his Social Security benefits in gross income whether or not he receives any tax-exempt interest. A taxpayer whose modified adjusted gross income (after inclusion of tax-exempt interest) does not exceed the base amount need not include any Social Security benefits in gross income.

For purposes of computing the alternative minimum tax for individuals and corporations and the Superfund Tax for corporations, interest on certain private activity bonds (which includes most industrial and housing revenue bonds) issued on or after August 8, 1986 is included as an item of tax preference. THE TRUSTS DO NOT INCLUDE
ANY SUCH PRIVATE ACTIVITY BONDS ISSUED ON OR AFTER THAT DATE.

For taxpayers other than corporations, net capital gains are presently subject to a maximum stated marginal tax rate of 28%. However, it should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed. All taxpayers are presently required to disclose to the Internal Revenue Service the amount of tax-exempt interest earned during the year.

Certain Tax Matters Applicable to Corporate Unit Holders. Present Federal income tax law also provides for an alternative minimum tax for corporations levied at a rate of 20% of alternative minimum taxable income. The alternative minimum tax and the environmental tax (the "Superfund Tax") depend upon the corporation's alternative minimum taxable income ("AMTI"), which is the corporation's taxable income with certain adjustments. One of the adjustment items used in computing AMTI of a corporation (excluding an S Corporation, Regulated Investment Company, Real Estate Investment Trust, or REMIC) is an amount equal to 75% of the excess of such corporation's "adjusted current earnings" over an amount equal to its AMTI (before such adjustment item and the alternative tax net operating loss deduction). Although tax-exempt interest received by the Trusts on Bonds deposited therein will not be included in the gross income of corporations for Federal income tax purposes, "adjusted current earnings" includes all tax-exempt interest, including interest on all Bonds in the Trusts.

Unit holders are urged to consult their own tax advisers with respect to the particular tax consequences to them, including the corporate alternative minimum tax, the Superfund Tax and the branch profits tax imposed by Section 884 of the Code.

At the time of the closing, Booth & Baron, Special Counsel to Series 1-3 of The First Trust Combined Series for New York tax matters, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust in Series 1-3 of The First Trust Combined Series is not an association taxable as a corporation and the income of each such Trust will be treated as the income of the Unit holder.

At the time of the closing, Winston & Strawn (previously named Cole & Deitz), Special Counsel to Series 4-125 of The First Trust Combined Series for New York tax matters, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust in Series 4-125 of The First Trust Combined Series is not an association taxable as a corporation and the income of each Trust in Series 4-125 of The First Trust Combined Series will be treated as the income of the Unit holder in the same manner as for Federal income tax purposes (subject to differences in accounting for discount and premium to the extent the State and/or City of New York do not conform to current Federal law).

At the time of the closing, Carter, Ledyard & Milburn, Special Counsel to The First Trust Combined Series for New York tax matters for Series 126 and subsequent Series of the First Trust Combined Series, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust will not constitute an association taxable as a corporation under New York law, and accordingly will not be subject to the New York State franchise tax or the New York City general corporation tax. Under the income tax laws of the State and City of New York, the income of each Trust will be considered the income of the holders of the Units.

LeBoeuf, Lamb, Leiby & MacRae has served as Special Counsel to Series 8-81, inclusive, of The First Trust of Insured Municipal Bonds, Booth & Baron has served as Special Counsel to Series 82-147 of The First Trust of Insured Municipal Bonds and Winston & Strawn (previously named Cole & Deitz) has served as Special Counsel to Series 148 and subsequent Series of The First Trust Insured Municipal Bonds for New York tax matters. In the opinion of such Special Counsels, under the existing income tax laws of the State and City of New York, each Trust is not an association taxable as a corporation and the income of each such Trust will be treated as the income of the Unit holder.

All statements in the Prospectus concerning exemption from Federal, state or other local taxes are the opinions of Counsel and are to be so construed.

Certain Considerations

Certain Trusts may contain Bonds of issuers located in the Commonwealth of Puerto Rico or issuers which will be affected by general economic conditions of Puerto Rico. Puerto Rico's unemployment rate remains significantly higher than the U.S. unemployment rate. Furthermore, the economy is largely dependent for its development upon U.S.
policies and programs that are being reviewed and may be eliminated

The Puerto Rican economy consists principally of manufacturing (pharmaceuticals, scientific instruments, computers, microprocessors, medical products, textiles and petrochemicals), agriculture (largely sugar) and tourism. Most of the island's manufacturing output is shipped to the mainland United States, which is also the chief source of semi-finished manufactured articles on which further manufacturing operations are performed in Puerto Rico. Since World War II the economic importance of agriculture for Puerto Rico, particularly in the dominance of sugar production, has declined. Nevertheless, the Commonwealth-controlled sugar monopoly remains an important economic factor and is largely dependent upon Federal maintenance of sugar prices, the discontinuation of which could severely affect Puerto Rico sugar production. The level of tourism is affected by various factors including the strength of the U.S. dollar. During periods when the dollar is strong, tourism in foreign countries becomes relatively more attractive.

The Puerto Rican economy is affected by a number of Commonwealth and Federal investment incentive programs. For example, Section
936 of the Internal Revenue Code provides for a credit against Federal income taxes for U.S. companies operating on the island if certain requirements are met. The Omnibus Budget Reconciliation
Act of 1993 imposes limits on such credit, effective for tax years beginning after 1993. In addition, from time to time proposals are introduced in Congress which, if enacted into law, would eliminate some or all of the benefits of Section 936. Although no assessment can be made at this time of the precise effect of such limitation, it is expected that the limitation of Section 936 credits would have a negative impact on Puerto Rico's economy.

Aid for Puerto Rico's economy has traditionally depended heavily on Federal programs, and current Federal budgetary policies suggest that an expansion of aid to Puerto Rico is unlikely. An adverse effect on the Puerto Rican economy could result from other U.S. policies, including a reduction of tax benefits for distilled products, further reduction in transfer payment programs such as food stamps, curtailment of military spending and policies which could lead to a stronger dollar.

In a plebiscite held in November 1993, the Puerto Rican electorate chose to continue Puerto Rico's Commonwealth status. Previously proposed legislation, which was not enacted, would have preserved the federal tax exempt status of the outstanding debts of Puerto
Rico and its public corporations regardless of the outcome of the referendum, to the extent that similar obligations issued by the states are so treated and subject to the provisions of the Internal Revenue Code currently in effect. There can be no assurance that any pending or future legislation finally enacted will include the same or a similar protection against loss of tax exemption. The November 1993 plebiscite can be expected to have both direct and indirect consequences on such matters as the basic characteristics of future Puerto Rico debt obligations, the markets for these obligations, and the types, levels and quality of revenue sources pledged for the payment of existing and future debt obligations. Such possible consequences include, without limitation, legislative proposals seeking restoration of the status of Section 936 benefits otherwise subject to the limitations discussed above. However, no assessment can be made at this time of the economic and other effects of a change in federal laws affecting Puerto Rico as a result of the November 1993 plebiscite.

The foregoing information constitutes only a brief summary of some of the general factors which may impact certain issuers of Bonds and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of Bonds held by the National Trusts are subject. Additionally, many factors including national economic, social and environmental policies and conditions, which are not within the control of the issuers of the Bonds, could affect or could have an adverse impact on the financial condition of the issuers. The Sponsor is unable to predict whether or to what extent such factors or other factors may affect the issuers of the Bonds, the market value or marketability of the Bonds or the ability of the respective issuers of the Bonds acquired by the National Trusts to pay interest on or principal of the Bonds.

                      National Trust Series

     The First Trust (registered trademark) Combined Series
           The First Trust of Insured Municipal Bonds
                    The First Trust Advantage

                      PART THREE PROSPECTUS
            Must be Accompanied by Parts One and Two

        SPONSOR:        Nike Securities L.P.
                        1001 Warrenville Road
                        Lisle, Illinois 60532
                        (800) 621-1675

        TRUSTEE:        The Chase Manhattan Bank
                        (National Association)
                        770 Broadway
                        New York, New York 10003

        LEGAL COUNSEL   Chapman and Cutler
        TO SPONSOR:     111 West Monroe Street
                        Chicago, Illinois 60603

        LEGAL COUNSEL   Carter, Ledyard & Milburn
        TO TRUSTEE:     2 Wall Street
                        New York, New York 10005

        INDEPENDENT     Ernst & Young LLP
        AUDITORS:       Sears Tower
                        233 South Wacker Drive
                        Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON
TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH
IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO,
WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

 PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

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                      Michigan Trust Series

     The First Trust (registered trademark) Combined Series
     The First Trust of Insured Municipal Bonds-Multi-State

PROSPECTUS                           NOTE: THIS PART THREE PROSPECTUS
Part Three                                      MAY ONLY BE USED WITH
Dated September 25, 1995		        PART ONE AND PART TWO

Federal Tax Status of Unit Holders

At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income were rendered by bond counsel to the respective issuing authorities. Neither the Sponsor, Chapman and Cutler, nor any of the Special Counsel to the Fund for State tax matters have made any special review for the Fund of the proceedings relating to the issuance of the Bonds or of the bases for such opinions. Gain realized on the sale or redemption of the Bonds by the Trustee or of a Unit by a Unit holder is, however, includable in gross income for Federal income tax purposes. (It should be noted in this connection that such gain does not include any amounts received in respect of accrued interest or accrued original issue discount, if any.) It should be noted that under provisions of the Revenue Reconciliation Act of 1993 (the "Tax Act") described below that subject accretion of market discount on tax-exempt bonds to taxation as ordinary income, gain realized on the sale or redemption of Bonds by the Trustee or of Units by a Unit holder that would have been treated as capital gain under prior law is treated as ordinary income to the extent it is attributable to accretion of market discount. Market discount can arise based on the price a Trust pays for Bonds or the price a Unit holder pays for his Units.

At the time of the closing for each Trust, Chapman and Cutler, Counsel for the Sponsor, rendered an opinion under then existing law substantially to the effect that:

(1) the Trusts are not associations taxable as corporations for Federal income tax purposes. Tax-exempt interest received by each of the Trusts on Bonds deposited therein will retain its status as tax-exempt interest, for Federal income tax purposes, when distributed to a Unit holder except that the alternative minimum tax and the environmental tax (the "Superfund Tax") applicable to corporate Unit holders may, in certain circumstances, include in the amount on which such tax is calculated, 75% of the interest income received by the Trust. See "Certain Tax Matters Applicable to Corporate Unit Holders";

(2) exemption of interest and accrued original issue discount on any Bonds for Federal income tax purposes does not necessarily result in tax exemption under the laws of the several states as such laws vary with respect to the taxation of such securities and in many states all or a part of such interest and accrued original issue discount may be subject to tax;

(3) each Unit holder of a Trust is considered to be the owner of a pro rata portion of such Trust under subpart E, subchapter
J of chapter 1 of the Internal Revenue Code of 1986 (hereinafter the "Code") and will have a taxable event when the Trust disposes of a Bond, or when the Unit holder redeems or sells his Units. Unit holders must reduce the tax basis of their Units for their share of accrued interest

    ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE
                            REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

received, if any, on Bonds delivered after the date the Unit holders pay for their Units and, consequently, such Unit holders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Bonds (whether by sale, payment on maturity, redemption or otherwise), gain or loss is recognized to the Unit holder.
The amount of any such gain or loss is measured by comparing the Unit holder's pro rata share of the total proceeds from such disposition with his basis for his fractional interest in the asset disposed of. In the case of a Unit holder who purchases his Units, such basis is determined by apportioning the tax basis for the Units among each of the Trust assets ratably according to value as of the date of acquisition of the Units. The basis of each Unit and of each Bond which was issued with original issue discount must be increased by the amount of accrued original issue discount and the basis of each Unit and of each Bond which was purchased by a Trust at a premium must be reduced by the annual amortization of Bond premium. The tax cost reduction requirements of said Code relating to amortization of bond premium may, under some circumstances, result in the Unit holder realizing a taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost; and

(4) any insurance proceeds which represent maturing interest on defaulted obligations held by the Trustee will be excludable from Federal gross income if, and to the same extent as, such interest would have been so excludable if paid by the issuer of the defaulted obligations provided that, at the time such policies are purchased, the amounts paid for such policies are reasonable, customary and consistent with the reasonable expectation that the issuer of the obligations, rather than the insurer, will pay debt service on the obligations.

Sections 1288 and 1272 of the Code provide a complex set of rules governing the accrual of original issue discount. These rules provide that original issue discount accrues either on the basis of a constant compounded interest rate or ratably over the term of the Bond, depending on the date the Bond was issued. In addition, special rules apply if the purchase price of a Bond exceeds the original issue price plus the amount of original issue discount which would have accrued to prior owners. The application of these rules will also vary depending on the value of the Bond on the date a Unit holder acquires his Unit, and the price the Unit holder pays for his Unit. Because of the complexity of these rules relating to the accrual of original issue discount, Unit holders should consult their tax advisers as to how these rules apply. See "Portfolio" appearing in Part One for each Trust for information relating to Bonds, if any, issued at an original issue discount.

The Tax Act subjects tax-exempt bonds to the market discount rules of the Code effective for bonds purchased after April 30, 1993.
In general, market discount is the amount (if any) by which the stated redemption price at maturity exceeds an investor's purchase price (except to the extent that such difference, if any, is attributable to original issue discount not yet accrued), subject to a statutory de minimis rule. Under the Tax Act, accretion of market discount is taxable as ordinary income; under prior law the accretion had been treated as capital gain. Market discount that accretes while a Trust holds a Bond would be recognized as ordinary income by the Unit holders when principal payments are received on the Bond, upon sale or at redemption (including early redemption) or upon the sale or redemption of the Units, unless a Unit holder elects to include market discount in taxable income as it accrues. The market discount rules are complex and Unit holders should consult their tax advisers regarding these rules and their application.

Counsel for the Sponsor has also advised that under Section 265 of the Code, interest on indebtedness incurred or continued to purchase or carry Units of a Trust is not deductible for Federal income tax purposes. The Internal Revenue Service has taken the position that such indebtedness need not be directly traceable to the purchase or carrying of Units (however, these rules generally do not apply to interest paid on indebtedness incurred to purchase or improve a personal residence). Under Section 265 of the Code, certain financial institutions that acquire Units generally would not be able to deduct any of the interest expense attributable to ownership of Units. Investors with questions regarding these issues should consult with their tax advisers.

In the case of certain of the Bonds in a Trust, the opinions of bond counsel indicate that interest on such securities received by a "substantial user" of the facilities being financed with the proceeds of these securities, or persons related thereto, for periods while such securities are held by such a user or related person, will not be excludable from Federal gross income, although interest on such securities received by others would be excludable from Federal gross income. "Substantial user" and "related person" are defined under U.S. Treasury Regulations. Any person who believes he or she may be a substantial user or related person as so defined should contact his tax adviser.

In general, Section 86 of the Code provides that Social Security benefits are includible in gross income in an amount equal to the lesser of (1) 50% of the Social Security benefits received or (2) 50% of the excess of "modified adjusted gross income" plus 50% of the Social Security benefits received over the appropriate "base amount." The base amount is $25,000 for unmarried taxpayers, $32,000 for married taxpayers filing a joint return and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns. Modified adjusted gross income is adjusted gross income determined without regard to certain otherwise allowable deductions and exclusions from gross income and by including tax-exempt interest. To the extent that Social Security benefits are includible in gross income, they will be treated as any other item of gross income.

In addition, under the Tax Act, for taxable years beginning after December 31, 1993, up to 85% of Social Security benefits are includible in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of Social Security benefits received exceeds an "adjusted base amount." The adjusted base amount is $34,000 for unmarried taxpayers, $44,000 for married taxpayers filing a joint return, and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns.

Although tax-exempt interest is included in modified adjusted gross income solely for the purpose of determining what portion, if any, of Social Security benefits will be included in gross income, no tax-exempt interest, including that received from a Trust, will be subject to tax. A taxpayer whose adjusted gross income already exceeds the base amount or the adjusted base amount must include 50% or 85%, respectively, of his Social Security benefits in gross income whether or not he receives any tax-exempt interest. A taxpayer whose modified adjusted gross income (after inclusion of tax-exempt interest) does not exceed the base amount need not include any Social Security benefits in gross income.

For purposes of computing the alternative minimum tax for individuals and corporations and the Superfund Tax for corporations, interest on certain private activity bonds (which includes most industrial and housing revenue bonds) issued on or after August 8, 1986 is included as an item of tax preference. THE TRUSTS DO NOT INCLUDE
ANY SUCH PRIVATE ACTIVITY BONDS ISSUED ON OR AFTER THAT DATE.

For taxpayers other than corporations, net capital gains are presently subject to a maximum stated marginal tax rate of 28%. However, it should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed. All taxpayers are presently required to disclose to the Internal Revenue Service the amount of tax-exempt interest earned during the year.

Certain Tax Matters Applicable to Corporate Unit Holders. Present Federal income tax law also provides for an alternative minimum tax for corporations levied at a rate of 20% of alternative minimum taxable income. The alternative minimum tax and the environmental tax (the "Superfund Tax") depend upon the corporation's alternative minimum taxable income ("AMTI"), which is the corporation's taxable income with certain adjustments. One of the adjustment items used in computing AMTI of a corporation (excluding an S Corporation, Regulated Investment Company, Real Estate Investment Trust, or REMIC) is an amount equal to 75% of the excess of such corporation's "adjusted current earnings" over an amount equal to its AMTI (before such adjustment item and the alternative tax net operating loss deduction). Although tax-exempt interest received by the Trusts on Bonds deposited therein will not be included in the gross income of corporations for Federal income tax purposes, "adjusted current earnings" includes all tax-exempt interest, including interest on all Bonds in the Trusts.

Unit holders are urged to consult their own tax advisers with respect to the particular tax consequences to them, including the corporate alternative minimum tax, the Superfund Tax and the branch profits tax imposed by Section 884 of the Code.

At the time of the closing, Booth & Baron, Special Counsel to Series 1-3 of The First Trust Combined Series for New York tax matters, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust in Series 1-3 of The First Trust Combined Series is not an association taxable as a corporation and the income of each such Trust will be treated as the income of the Unit holder.

At the time of the closing, Winston & Strawn (previously named Cole & Deitz), Special Counsel to Series 4-125 of The First Trust Combined Series for New York tax matters, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust in Series 4-125 of The First Trust Combined Series is not an association taxable as a corporation and the income of each Trust in Series 4-125 of The First Trust Combined Series will be treated as the income of the Unit holder in the same manner as for Federal income tax purposes (subject to differences in accounting for discount and premium to the extent the State and/or City of New York do not conform to current Federal law).

At the time of the closing, Carter, Ledyard & Milburn, Special Counsel to The First Trust Combined Series for New York tax matters for Series 126 and subsequent Series of The First Trust Combined Series, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust will not constitute an association taxable as a corporation under New York law, and accordingly will not be subject to the New York State franchise tax or the New York City general corporation tax. Under the income tax laws of the State and City of New York, the income of each Trust will be considered the income of the holders of the Units.

Booth & Baron has served as Special Counsel to Series 1-9 of The First Trust of Insured Municipal Bonds-Multi-State, inclusive, and Winston & Strawn (previously named Cole & Deitz) has served as Special Counsel to Series 10 and 11 of The First Trust of Insured Municipal Bonds-Multi-State for New York tax matters. In the opinion of such Special Counsels, under the existing income tax laws of the State and City of New York, each Trust is not an association taxable as a corporation and the income of each such Trust will be treated as the income of the Unit holder.

All statements in the Prospectus concerning exemption from Federal, state or other local taxes are the opinions of Counsel and are to be so construed.

Michigan Tax Status of Unit Holders

At the time of the closing for each Michigan Trust, Special Counsel to the Fund for Michigan tax matters rendered an opinion under then existing Michigan income tax law applicable to taxpayers whose income is subject to Michigan income taxation substantially to the effect that:

Each Michigan Trust and the owners of Units will, in our opinion, be treated for purposes of the Michigan income tax laws and the Single Business Tax in substantially the same manner as they are for purposes of the Federal income tax laws, as currently enacted. Accordingly, Special Counsel has relied upon the opinion of Messrs. Chapman and Cutler as to the applicability of Federal income tax laws under the Internal Revenue Code of 1986, as currently amended, to a Michigan Trust and the Unit holders.

Under the income tax laws of the State of Michigan, a Michigan Trust is not an association taxable as a corporation; the income of a Michigan Trust will be treated as the income of the Unit holders of a Michigan Trust and be deemed to have been received by them when received by a Michigan Trust. Interest on the Bonds in a Michigan Trust which is exempt from tax under the Michigan income tax laws when received by a Michigan Trust will retain its status as tax exempt interest to the Unit holders of a Michigan Trust.

For purposes of the Michigan income tax laws, each Unit holder of a Michigan Trust will be considered to have received his pro rata share of interest on each Bond in a Michigan Trust when it is received by a Michigan Trust, and each Unit holder will have a taxable event when a Michigan Trust disposes of a Bond (whether by sale, exchange, redemption or payment at maturity) or when the Unit holder redeems or sells his Unit, to the extent the transaction constitutes a taxable event for Federal income tax purposes. The tax cost of each Unit to a Unit holder will be established and allocated for purposes of the Michigan income tax laws in the same manner as such cost is established and allocated for Federal income tax purposes.

Under the Michigan Intangibles Tax, a Michigan Trust is not taxable and the pro rata ownership of the underlying bonds, as well as the interest thereon, will be exempt to the Unit holders to the extent a Michigan Trust consists of obligations of the State of Michigan or its political subdivisions or municipalities, or of obligations of possessions of the United States.

The Michigan Single Business Tax replaced the tax on corporate and financial institution income under the Michigan Income Tax, and the intangible tax with respect to those intangibles of persons subject to the Single Business Tax the income from which would be considered in computing the Single Business Tax. Persons are subject to the Single Business Tax only if they are engaged in "business activity," as defined in the Act. Under the Single Business Tax, both interest received by a Michigan Trust on the underlying Bonds and any amount distributed from a Michigan Trust to a Unit holder, if not included in determining taxable income for Federal income tax purposes, is also not included in the adjusted tax base upon which the Single Business Tax is computed, of either a Michigan Trust or the Unit holders. If a Michigan Trust or the Unit holders have a taxable event for Federal income tax purposes when a Michigan Trust disposes of a Bond (whether by sale, exchange, redemption or payment at maturity) or the Unit holder redeems or sells his Unit, an amount equal to any gain realized from such taxable event which was included in the computation of taxable income for Federal income tax purposes (plus an amount equal to any capital gain of an individual realized in connection with such event but excluded in computing that individual's Federal taxable income) will be included in the tax base against which, after allocation, apportionment and other adjustments, the Single Business Tax is computed. The tax base will be reduced by an amount equal to any capital loss realized from such a taxable event, whether or not the capital loss was deducted in computing Federal taxable income in the year the loss occurred. Unit holders should consult their tax advisor as to their status under Michigan law.

Any proceeds paid under an insurance policy issued to the Trustee of the Fund, or paid under individual policies obtained by issuers of Bonds, or by the underwriter of the Bonds, or the Sponsor or others which, when received by the Unit holders, represent maturing interest on defaulted obligations held by the Trustee, will be excludable from the Michigan income tax laws and the Single Business Tax if, and to the same extent as, such interest would have been so excludable if paid by the issuer of the defaulted obligations. While treatment under the Michigan Intangibles Tax is not premised upon the characterization of such proceeds under the Internal Revenue Code, the Michigan Department of Treasury should adopt the same approach as under the Michigan income tax laws and the Single Business Tax.

As the Tax Reform Act of 1986 eliminates the capital gain deduction for tax years beginning after December 31, 1986, the Federal adjusted gross income, the computation base for the Michigan Income Tax, of a Unit holder will be increased accordingly to the extent such capital gains are realized when a Michigan Trust disposes of a Bond or when the Unit holder redeems or sells a Unit, to the extent such transaction constitutes a taxable event for Federal income tax purposes.

For information with respect to the Federal income tax status and other tax matters, see "What is the Federal Tax Status of Unit Holders?"

Certain Considerations

Investors should be aware that the economy of the State of Michigan has, in the past, proven to be cyclical, due primarily to the fact that the leading sector of the State's economy is the manufacturing of durable goods. While the State's efforts to diversify its economy have proven successful, as reflected by the fact that the share of employment in the State in the durable goods sector has fallen from 33.1 percent in 1960 to 17.9 percent in 1990, durable goods manufacturing still represents a sizable portion of the State's economy. As a result, any substantial national economic downturn is likely to have an adverse effect on the economy of the State and on the revenues of the State and some of its local governmental units.

In May 1986, Moody's Investors Service raised the State`s general obligation bond rating to "A1." In October 1989, Standard & Poor's raised its rating on the State's general obligations bonds to "AA."

The State's economy could continue to be affected by changes in the auto industry, notably consolidation and plant closings resulting from competitive pressures and over-capacity. Such actions could adversely affect State revenues and the financial impact on the local units of government in the areas in which plants are closed could be more severe.

General Motors Corporation has announced the scheduled closing of several of its plants in Michigan in 1993 and 1994. The ultimate impact these closures will have on the State's revenues and expenditures is not currently known. The impact on the financial condition of the municipalities in which the plants are located may be more severe than the impact on the State itself.

In recent years, the State has reported its financial results in accordance with generally accepted accounting principles. For the five fiscal years ending with the fiscal year ended September
30, 1989, the State reported positive year-end General Fund balances and positive cash balances in the combined General Fund/School
Aid Fund. For the fiscal years ending September 30, 1990 and 1991, the State reported negative year-end General Fund Balance of $310.4 million and $169.4 million respectively, but ended the 1992 fiscal year with its general fund in balance and ended the 1993 fiscal year with a small general fund surplus. A positive cash balance in the combined General Fund/School Aid Fund was recorded at September 30, 1990. In the 1991 through 1993 fiscal years, the State experienced deteriorating cash balances which necessitated short term borrowing and the deferral of certain scheduled cash payments. The State borrowed $900 million for cash flow purposes in the 1993 fiscal year, which was repaid on September 30, 1993. The State's Budget Stabilization Fund received a $283 million transfer from the General Fund in the 1993 State fiscal year, bringing the fund balance to $303 million at September 30, 1993.

The Michigan Constitution of 1963 limits the amount of total revenues of the State raised from taxes and certain other sources to a level for each fiscal year equal to a percentage of the State's personal income for the prior calendar year. In the event that the State's total revenues exceed the limit by 1 percent or more, the Michigan Constitution of 1963 requires that the excess be refunded to taxpayers.

On March 15, 1993, Michigan voters approved a school finance reform amendment to the State's Constitution which, among other things, increased the State sales tax rate from 4% to 6% and placed a cap on property assessment increases for all property taxes. Concurrent legislation cut the State's income tax rate from 4.6% to 4.4%, reduced some property taxes and altered local school funding sources to a combination of property taxes and state revenues, some of which is provided from new or increased State taxes. The legislation also contained other provisions that alter (and, in some cases, may reduce) the revenues of local units of government, and tax increment bonds could be particularly affected. While the ultimate impact of the constitutional amendment and related legislation cannot yet be accurately predicted, investors should be alert to the potential effect of such measures upon the operations and revenues of Michigan local units of government.

Although all or most of the Bonds in the Michigan Trusts are revenue obligations or general obligations of local governments or authorities rather than general obligations of the State of Michigan itself, there can be no assurance that any financial difficulties the State may experience will not adversely affect the market value or marketability of the Bonds or the ability of the respective obligors to pay interest on or principal of the Bonds, particularly in view of the dependency of local governments and other authorities upon State aid and reimbursement programs and, in the case of bonds issued by the State Building Authority, the dependency of the State Building Authority on the receipt of rental payments from the State to meet debt service requirements upon such bonds.
In the 1991 fiscal year, the State deferred certain scheduled cash payments to municipalities, school districts, universities and community colleges. While such deferrals were made up at specified later dates, similar future deferrals could have an adverse impact on the cash position of some local governmental units. Additionally, the State reduced revenue sharing payments to municipalities below that level provided under formulas by $10.9 million in the 1991 fiscal year, $34.4 million in the 1992 fiscal year, $45.5 million in the 1993 fiscal year and $64.6 million (budgeted) in the 1994 fiscal year.

Each Michigan Trust may contain general obligation bonds of local units of government pledging the full faith and credit of the local unit which are payable from the levy of ad valorem taxes on taxable property within the jurisdiction of the local unit.
Such bonds issued prior to December 22, 1978, or issued after December 22, 1978 with the approval of the electors of the local unit, are payable from property taxes levied without limitation as to rate or amount. With respect to bonds issued after December
22, 1978, and which were not approved by the electors of the local unit, the tax levy of the local unit for debt service purposes is subject to constitutional, statutory and charter tax rate limitations. In addition, several major industrial corporations have instituted challenges of their ad valorem property tax assessments in a number of local municipal units in the State. If successful, such challenges could have an adverse impact on the ad valorem tax bases of such units which could adversely affect their ability to raise funds for operation and debt service requirements.

Certain Trusts may contain Bonds of issuers located in the Commonwealth of Puerto Rico or issuers which will be affected by general economic conditions of Puerto Rico. Puerto Rico's unemployment rate remains significantly higher than the U.S. unemployment rate. Furthermore, the economy is largely dependent for its development upon U.S.
policies and programs that are being reviewed and may be eliminated

The Puerto Rican economy consists principally of manufacturing (pharmaceuticals, scientific instruments, computers, microprocessors, medical products, textiles and petrochemicals), agriculture (largely sugar) and tourism. Most of the island's manufacturing output is shipped to the mainland United States, which is also the chief source of semi-finished manufactured articles on which further manufacturing operations are performed in Puerto Rico. Since World War II the economic importance of agriculture for Puerto Rico, particularly in the dominance of sugar production, has declined. Nevertheless, the Commonwealth-controlled sugar monopoly remains an important economic factor and is largely dependent upon Federal maintenance of sugar prices, the discontinuation of which could severely affect Puerto Rico sugar production. The level of tourism is affected by various factors including the strength of the U.S. dollar. During periods when the dollar is strong, tourism in foreign countries becomes relatively more attractive.

The Puerto Rican economy is affected by a number of Commonwealth and Federal investment incentive programs. For example, Section
936 of the Internal Revenue Code provides for a credit against Federal income taxes for U.S. companies operating on the island if certain requirements are met. The Omnibus Budget Reconciliation
Act of 1993 imposes limits on such credit, effective for tax years beginning after 1993. In addition, from time to time proposals are introduced in Congress which, if enacted into law, would eliminate some or all of the benefits of Section 936. Although no assessment can be made at this time of the precise effect of such limitation, it is expected that the limitation of Section 936 credits would have a negative impact on Puerto Rico's economy.

Aid for Puerto Rico's economy has traditionally depended heavily on Federal programs, and current Federal budgetary policies suggest that an expansion of aid to Puerto Rico is unlikely. An adverse effect on the Puerto Rican economy could result from other U.S. policies, including a reduction of tax benefits for distilled products, further reduction in transfer payment programs such as food stamps, curtailment of military spending and policies which could lead to a stronger dollar.

In a plebiscite held in November 1993, the Puerto Rican electorate chose to continue Puerto Rico's Commonwealth status. Previously proposed legislation, which was not enacted, would have preserved the federal tax exempt status of the outstanding debts of Puerto
Rico and its public corporations regardless of the outcome of the referendum, to the extent that similar obligations issued by the states are so treated and subject to the provisions of the Internal Revenue Code currently in effect. There can be no assurance that any pending or future legislation finally enacted will include the same or a similar protection against loss of tax exemption. The November 1993 plebiscite can be expected to have both direct and indirect consequences on such matters as the basic characteristics of future Puerto Rico debt obligations, the markets for these obligations, and the types, levels and quality of revenue sources pledged for the payment of existing and future debt obligations. Such possible consequences include, without limitation, legislative proposals seeking restoration of the status of Section 936 benefits otherwise subject to the limitations discussed above.

However, no assessment can be made at this time of the economic and other effects of a change in federal laws affecting Puerto
Rico as a result of the November 1993 plebiscite.

The foregoing information constitutes only a brief summary of some of the general factors which may impact certain issuers of Bonds and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of Bonds held by the Michigan Trusts are subject. Additionally, many factors including national economic, social and environmental policies and conditions, which are not within the control of the issuers of the Bonds, could affect or could have an adverse impact on the financial condition of the issuers. The Sponsor is unable to predict whether or to what extent such factors or other factors may affect the issuers of the Bonds, the market value or marketability of the Bonds or the ability of the respective issuers of the Bonds acquired by the Michigan Trusts to pay interest on or principal of the Bonds.

                      Michigan Trust Series

     The First Trust (registered trademark) Combined Series
     The First Trust of Insured Municipal Bonds-Multi-State

                      PART THREE PROSPECTUS
            Must be Accompanied by Parts One and Two

        SPONSOR:        Nike Securities L.P.
                        1001 Warrenville Road
                        Lisle, Illinois 60532
                        (800) 621-1675

        TRUSTEE:        The Chase Manhattan Bank
                        (National Association)
                        770 Broadway
                        New York, New York 10003

        LEGAL COUNSEL   Chapman and Cutler
        TO SPONSOR:     111 West Monroe Street
                        Chicago, Illinois 60603

        LEGAL COUNSEL   Carter, Ledyard & Milburn
        TO TRUSTEE:     2 Wall Street
                        New York, New York 10005

        INDEPENDENT     Ernst & Young LLP
        AUDITORS:       Sears Tower
                        233 South Wacker Drive
                        Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON
TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH
IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO,
WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

 PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                        Ohio Trust Series

     The First Trust (registered trademark) Combined Series
     The First Trust of Insured Municipal Bonds-Multi-State

PROSPECTUS                           NOTE: THIS PART THREE PROSPECTUS
Part Three                                      MAY ONLY BE USED WITH
Dated September 25, 1995                        PART ONE AND PART TWO

Federal Tax Status of Unit Holders

At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income were rendered by bond counsel to the respective issuing authorities. Neither the Sponsor, Chapman and Cutler, nor any of the Special Counsel to the Fund for State tax matters have made any special review for the Fund of the proceedings relating to the issuance of the Bonds or of the bases for such opinions. Gain realized on the sale or redemption of the Bonds by the Trustee or of a Unit by a Unit holder is, however, includable in gross income for Federal income tax purposes. (It should be noted in this connection that such gain does not include any amounts received in respect of accrued interest or accrued original issue discount, if any.) It should be noted that under provisions of the Revenue Reconciliation Act of 1993 (the "Tax Act") described below that subject accretion of market discount on tax-exempt bonds to taxation as ordinary income, gain realized on the sale or redemption of Bonds by the Trustee or of Units by a Unit holder that would have been treated as capital gain under prior law is treated as ordinary income to the extent it is attributable to accretion of market discount. Market discount can arise based on the price a Trust pays for Bonds or the price a Unit holder pays for his Units.

At the time of the closing for each Trust, Chapman and Cutler, Counsel for the Sponsor, rendered an opinion under then existing law substantially to the effect that:

(1) the Trusts are not associations taxable as corporations for Federal income tax purposes. Tax-exempt interest received by each of the Trusts on Bonds deposited therein will retain its status as tax-exempt interest, for Federal income tax purposes, when distributed to a Unit holder except that the alternative minimum tax and the environmental tax (the "Superfund Tax") applicable to corporate Unit holders may, in certain circumstances, include in the amount on which such tax is calculated, 75% of the interest income received by the Trust. See "Certain Tax Matters Applicable to Corporate Unit Holders";

(2) exemption of interest and accrued original issue discount on any Bonds for Federal income tax purposes does not necessarily result in tax exemption under the laws of the several states as such laws vary with respect to the taxation of such securities and in many states all or a part of such interest and accrued original issue discount may be subject to tax;

(3) each Unit holder of a Trust is considered to be the owner of a pro rata portion of such Trust under subpart E, subchapter
J of chapter 1 of the Internal Revenue Code of 1986 (hereinafter the "Code") and will have a taxable event when the Trust disposes of a Bond, or when the Unit holder redeems or sells his Units. Unit holders must reduce the tax basis of their Units for their share of accrued interest

    ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE
                            REFERENCE.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

received, if any, on Bonds delivered after the date the Unit holders pay for their Units and, consequently, such Unit holders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Bonds (whether by sale, payment on maturity, redemption or otherwise), gain or loss is recognized to the Unit holder.
The amount of any such gain or loss is measured by comparing the Unit holder's pro rata share of the total proceeds from such disposition with his basis for his fractional interest in the asset disposed of. In the case of a Unit holder who purchases his Units, such basis is determined by apportioning the tax basis for the Units among each of the Trust assets ratably according to value as of the date of acquisition of the Units. The basis of each Unit and of each Bond which was issued with original issue discount must be increased by the amount of accrued original issue discount and the basis of each Unit and of each Bond which was purchased by a Trust at a premium must be reduced by the annual amortization of Bond premium. The tax cost reduction requirements of said Code relating to amortization of bond premium may, under some circumstances, result in the Unit holder realizing a taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost; and

(4) any insurance proceeds which represent maturing interest on defaulted obligations held by the Trustee will be excludable from Federal gross income if, and to the same extent as, such interest would have been so excludable if paid by the issuer of the defaulted obligations provided that, at the time such policies are purchased, the amounts paid for such policies are reasonable, customary and consistent with the reasonable expectation that the issuer of the obligations, rather than the insurer, will pay debt service on the obligations.

Sections 1288 and 1272 of the Code provide a complex set of rules governing the accrual of original issue discount. These rules provide that original issue discount accrues either on the basis of a constant compounded interest rate or ratably over the term of the Bond, depending on the date the Bond was issued. In addition, special rules apply if the purchase price of a Bond exceeds the original issue price plus the amount of original issue discount which would have accrued to prior owners. The application of these rules will also vary depending on the value of the Bond on the date a Unit holder acquires his Unit, and the price the Unit holder pays for his Unit. Because of the complexity of these rules relating to the accrual of original issue discount, Unit holders should consult their tax advisers as to how these rules apply. See "Portfolio" appearing in Part One for each Trust for information relating to Bonds, if any, issued at an original issue discount.

The Tax Act subjects tax-exempt bonds to the market discount rules of the Code effective for bonds purchased after April 30, 1993.
In general, market discount is the amount (if any) by which the stated redemption price at maturity exceeds an investor's purchase price (except to the extent that such difference, if any, is attributable to original issue discount not yet accrued), subject to a statutory de minimis rule. Under the Tax Act, accretion of market discount is taxable as ordinary income; under prior law the accretion had been treated as capital gain. Market discount that accretes while a Trust holds a Bond would be recognized as ordinary income by the Unit holders when principal payments are received on the Bond, upon sale or at redemption (including early redemption) or upon the sale or redemption of the Units, unless a Unit holder elects to include market discount in taxable income as it accrues. The market discount rules are complex and Unit holders should consult their tax advisers regarding these rules and their application.

Counsel for the Sponsor has also advised that under Section 265 of the Code, interest on indebtedness incurred or continued to purchase or carry Units of a Trust is not deductible for Federal income tax purposes. The Internal Revenue Service has taken the position that such indebtedness need not be directly traceable to the purchase or carrying of Units (however, these rules generally do not apply to interest paid on indebtedness incurred to purchase or improve a personal residence). Under Section 265 of the Code, certain financial institutions that acquire Units generally would not be able to deduct any of the interest expense attributable to ownership of Units. Investors with questions regarding these issues should consult with their tax advisers.

In the case of certain of the Bonds in a Trust, the opinions of bond counsel indicate that interest on such securities received by a "substantial user" of the facilities being financed with the proceeds of these securities, or persons related thereto, for periods while such securities are held by such a user or related person, will not be excludable from Federal gross income, although interest on such securities received by others would be excludable from Federal gross income. "Substantial user" and "related person" are defined under U.S. Treasury Regulations. Any person who believes he or she may be a substantial user or related person as so defined should contact his tax adviser.

In general, Section 86 of the Code provides that Social Security benefits are includible in gross income in an amount equal to the lesser of (1) 50% of the Social Security benefits received or (2) 50% of the excess of "modified adjusted gross income" plus 50% of the Social Security benefits received over the appropriate "base amount." The base amount is $25,000 for unmarried taxpayers, $32,000 for married taxpayers filing a joint return and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns. Modified adjusted gross income is adjusted gross income determined without regard to certain otherwise allowable deductions and exclusions from gross income and by including tax-exempt interest. To the extent that Social Security benefits are includible in gross income, they will be treated as any other item of gross income.

In addition, under the Tax Act, for taxable years beginning after December 31, 1993, up to 85% of Social Security benefits are includible in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of Social Security benefits received exceeds an "adjusted base amount." The adjusted base amount is $34,000 for unmarried taxpayers, $44,000 for married taxpayers filing a joint return, and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns.

Although tax-exempt interest is included in modified adjusted gross income solely for the purpose of determining what portion, if any, of Social Security benefits will be included in gross income, no tax-exempt interest, including that received from a Trust, will be subject to tax. A taxpayer whose adjusted gross income already exceeds the base amount or the adjusted base amount must include 50% or 85%, respectively, of his Social Security benefits in gross income whether or not he receives any tax-exempt interest. A taxpayer whose modified adjusted gross income (after inclusion of tax-exempt interest) does not exceed the base amount need not include any Social Security benefits in gross income.

For purposes of computing the alternative minimum tax for individuals and corporations and the Superfund Tax for corporations, interest on certain private activity bonds (which includes most industrial and housing revenue bonds) issued on or after August 8, 1986 is included as an item of tax preference. THE TRUSTS DO NOT INCLUDE
ANY SUCH PRIVATE ACTIVITY BONDS ISSUED ON OR AFTER THAT DATE.

For taxpayers other than corporations, net capital gains are presently subject to a maximum stated marginal tax rate of 28%. However, it should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed. All taxpayers are presently required to disclose to the Internal Revenue Service the amount of tax-exempt interest earned during the year.

Certain Tax Matters Applicable to Corporate Unit Holders. Present Federal income tax law also provides for an alternative minimum tax for corporations levied at a rate of 20% of alternative minimum taxable income. The alternative minimum tax and the environmental tax (the "Superfund Tax") depend upon the corporation's alternative minimum taxable income ("AMTI"), which is the corporation's taxable income with certain adjustments. One of the adjustment items used in computing AMTI of a corporation (excluding an S Corporation, Regulated Investment Company, Real Estate Investment Trust, or
REMIC) is an amount equal to 75% of the excess of such corporation's "adjusted current earnings" over an amount equal to its AMTI (before such adjustment item and the alternative tax net operating loss deduction). Although tax-exempt interest received by the Trusts on Bonds deposited therein will not be included in the gross income of corporations for Federal income tax purposes, "adjusted current earnings" includes all tax-exempt interest, including interest on all Bonds in the Trusts.

Unit holders are urged to consult their own tax advisers with respect to the particular tax consequences to them, including the corporate alternative minimum tax, the Superfund Tax and the branch profits tax imposed by Section 884 of the Code.

At the time of the closing, Booth & Baron, Special Counsel to Series 1-3 of The First Trust Combined Series for New York tax matters, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust in Series 1-3 of The First Trust Combined Series is not an association taxable as a corporation and the income of each such Trust will be treated as the income of the Unit holder.

At the time of the closing, Winston & Strawn (previously named Cole & Deitz), Special Counsel to Series 4-125 of The First Trust Combined Series for New York tax matters, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust in Series 4-125 of The First Trust Combined Series is not an association taxable as a corporation and the income of each Trust in Series 4-125 of The First Trust Combined Series will be treated as the income of the Unit holder in the same manner as for Federal income tax purposes (subject to differences in accounting for discount and premium to the extent the State and/or City of New York do not conform to current Federal law).

At the time of the closing, Carter, Ledyard & Milburn, Special Counsel to The First Trust Combined Series for New York tax matters for Series 126 and subsequent Series of The First Trust Combined Series, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust will not constitute an association taxable as a corporation under New York law, and accordingly will not be subject to the New York State franchise tax or the New York City general corporation tax. Under the income tax laws of the State and City of New York, the income of each Trust will be considered the income of the holders of the Units.

Booth & Baron has served as Special Counsel to Series 1-9 of The First Trust of Insured Municipal Bonds-Multi-State, inclusive, and Winston & Strawn (previously named Cole & Deitz) has served as Special Counsel to Series 10 and 11 of The First Trust of Insured Municipal Bonds-Multi-State for New York tax matters. In the opinion of such Special Counsels, under the existing income tax laws of the State and City of New York, each Trust is not an association taxable as a corporation and the income of each such Trust will be treated as the income of the Unit holder.

All statements in the Prospectus concerning exemption from Federal, state or other local taxes are the opinions of Counsel and are to be so construed.

Ohio Tax Status of Unit Holders

Each Ohio Insured Trust is comprised of interest-bearing obligations issued by or on behalf of the State of Ohio, political subdivisions thereof, or agencies or instrumentalities thereof ("Ohio Obligations"), or by the governments of Puerto Rico, the Virgin Islands or Guam (collectively, "Territorial Obligations"). At the time of the closing for each Ohio Trust, Special Counsel to the Fund for Ohio tax matters rendered an opinion under then existing Ohio income tax law applicable to taxpayers whose income is subject to Ohio income taxation substantially to the effect that:

Each Ohio Insured Trust is not taxable as a corporation or otherwise for purposes of the Ohio personal income tax, Ohio school district income taxes, the Ohio corporation franchise tax, or the Ohio dealers in intangibles tax.

Income of an Ohio Insured Trust will be treated as the income of the Unit holders for purposes of the Ohio personal income tax, Ohio school district income taxes, Ohio municipal income taxes and the Ohio corporation franchise tax in proportion to the respective interest therein of each Unit holder.

Interest on Ohio Obligations and Territorial Obligations held by an Ohio Insured Trust is exempt from the Ohio personal income tax, Ohio municipal income taxes and Ohio school district income taxes and is excluded from the net income base of the Ohio corporation franchise tax when distributed or deemed distributed to Unit holders.

Proceeds paid under insurance policies, if any, to the Trustee of an Ohio Insured Trust, representing maturing interest on defaulted obligations held by an Ohio Insured Trust will be exempt from the Ohio personal income tax, Ohio school district income taxes, Ohio municipal income taxes and the net income base of the Ohio corporation franchise tax if, and to the same extent as, such interest would be exempt from such taxes if paid directly by the issuer of such obligations.

Gains and losses realized on the sale, exchange or other disposition by an Ohio Insured Trust of Ohio Obligations are excluded in determining adjusted gross and taxable income for purposes of the Ohio personal income tax, Ohio municipal income taxes and Ohio school district income taxes and are excluded from the net income base of the Ohio corporation franchise tax when distributed or deemed distributed to Unit holders.

For information with respect to the Federal income tax status and other tax matters, see "What is the Federal Tax Status of Unit Holders?"

Certain Considerations

As described above, an Ohio Insured Trust will invest most of its net assets in securities issued by or on behalf of (or in certificates of participation in lease-purchase obligations of) the State of Ohio, political subdivisions of the State, or agencies or instrumentalities of the State or its political subdivisions
(Ohio Obligations). An Ohio Insured Trust is therefore susceptible to general or particular political, economic or regulatory factors that may affect issuers of Ohio Obligations. The following information constitutes only a brief summary of some of the many complex factors that may have an effect. The information does not apply to "conduit" obligations on which the public issuer itself has no financial responsibility. This information is derived from official statements of certain Ohio issuers published in connection with their issuance of securities and from other publicly available information, and is believed to be accurate. No independent verification has been made of any of the following information.

Generally, the creditworthiness of Ohio Obligations of local issuers is unrelated to that of obligations of the State itself, and the State has no responsibility to make payments on those local obligations.

There may be specific factors that at particular times apply in connection with investment in particular Ohio Obligations or in those obligations of particular Ohio issuers. It is possible that the investment may be in particular Ohio Obligations, or in those of particular issuers, as to which those factors apply. However, the information below is intended only as a general summary, and is not intended as a discussion of any specific factors that may affect any particular obligation or issuer.

The timely payment of principal of and interest on Ohio Obligations has been guaranteed by bond insurance purchased by the issuers, the Ohio Trusts or other parties. Those Ohio Obligations may not be subject to the factors referred to in this section of the Prospectus.

Ohio is the seventh most populous state; the 1990 Census count of 10,847,000 indicated a 0.5% population increase from 1980.
The Census estimate for 1993 is 11,091,000.

While diversifying more into the service and other non-manufacturing areas, the Ohio economy continues to rely in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity, as in many other industrially-developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an important segment of the economy, with over half the State's area devoted to farming and approximately 15% of total employment in agribusiness.

In prior years, the State's overall unemployment rate was commonly somewhat higher than the national figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.5% national figure. However, for the last four years, the State rates were below the national rates (6.5% versus 6.8% in 1993). The unemployment rate and its effects vary among geographic areas of the State.

There can be no assurance that future national, regional or state-wide economic difficulties, and the resulting impact on State or local government finances generally, will not adversely affect the market value of Ohio Obligations held in the Ohio Trusts or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those Obligations.

The State operates on the basis of a fiscal biennium for its appropriations and expenditures, and is precluded by law from ending its July
1 to June 30 fiscal year (FY) or fiscal biennium in a deficit position. Most State operations are financed through the General
Revenue Fund (GRF), for which the personal income and sales-use taxes are the major sources. Growth and depletion of GRF ending fund balances show a consistent pattern related to national economic conditions, with the ending FY balance reduced during less favorable and increased during more favorable economic periods. The State has well-established procedures for, and has timely taken, necessary actions to ensure resource/expenditure balances during less favorable economic periods. Those procedures included general and selected reductions in appropriations spending.

Key biennium-ending fund balances at June 30, 1989 were $475.1 million in the GRF and $353 million in the Budget Stabilization Fund (BSF, a cash and budgetary management fund). In the next two fiscal years necessary corrective steps were taken to respond to lower receipts and higher expenditures in certain categories than earlier estimated. Those steps included selected reductions in appropriations spending and the transfer of $64 million from the BSF to the GRF. Reported June 30, 1991 ending fund balances were $135.3 million (GRF) and $300 million (BSF).

To allow time to resolve certain budget differences for the latest complete biennium, an interim appropriations act was enacted effective
July 1, 1991; it included GRF debt service and lease rental appropriations for the entire 1992-93 biennium, while continuing most other appropriations for a month. Pursuant to the general appropriations act for the entire biennium, passed on July 11, 1991, $200 million was transferred from the BSF to the GRF in FY 1992.

Based on updated results and forecasts in the course of FY 1992, both in light of a continuing uncertain nationwide economic situation, there was projected, and then timely addressed, an FY 1992 imbalance in GRF resources and expenditures. GRF receipts significantly below original forecasts resulted primarily from lower collections of certain taxes, particularly sales-use and personal income taxes. Higher expenditure levels came in certain areas, particularly human services including Medicaid. The Governor ordered most State agencies to reduce GRF spending in the last six months of FY 1992 by a total of approximately $184 million. As authorized by the General Assembly, the $100.4 million BSF balance and additional amounts from certain other funds were transferred late in the FY to the GRF, and adjustments made in the timing of certain tax payments. Other administrative revenue and spending actions resolved the remaining imbalance.

A significant GRF shortfall (approximately $520 million) was then projected for the next year, FY 1993. It was addressed by appropriate legislative and administrative actions. The Governor ordered, effective July 1, 1992, $300 million in selected GRF spending reductions. Subsequent executive and legislative action in December
1992-a combination of tax revisions and additional spending reductions-resulted in a balance of GRF resources and expenditures for the 1992-93 biennium. The June 30, 1993 ending GRF fund balance was approximately
$111 million, of which, as a first step to BSF replenishment, $21 million was deposited in the BSF. (Based on June 30, 1994 balances, an additional $260 million has been deposited in the BSF, which has a current balance of $281 million.)

No spending reductions were applied to appropriations needed for debt service on or lease rentals relating to any State obligations.

The GRF appropriations act for the current 1994-95 biennium was passed and signed by the Governor on July 1, 1993. It included all necessary GRF appropriations for State debt service and lease rental payments then projected for the biennium.

The State's incurrence or assumption of debt without a vote of the people is, with limited exceptions, prohibited by current
State constitutional provisions. The State may incur debt, limited in amount to $750,000, to cover casual deficits or failures in revenues or to meet expenses not otherwise provided for. The Constitution expressly precludes the State from assuming the debts of any local government or corporation. (An exception is made in both cases for any debt incurred to repel invasion, suppress insurrection or defend the State in war.)

By 13 constitutional amendments, the last adopted in 1993, Ohio voters have authorized the incurrence of State debt and the pledge of taxes or excises to its payment. At January 25, 1995, $794.4 million (excluding certain highway bonds payable primarily from highway use charges) of this debt was outstanding or awaiting delivery. The only such State debt then still authorized to be incurred are portions of the highway bonds, and the following:
(a) up to $100 million of obligations for coal research and development may be outstanding at any one time ($38.9 million outstanding);
(b) $360 million of obligations authorized for local infrastructure improvements, no more than $120 million of which may be issued in any calendar year ($728.2 million outstanding or awaiting delivery); and (c) up to $200 million in general obligation bonds for parks, recreation and natural resources purposes which may be outstanding at any one time (no more than $50 million to be issued in any one year).

The Constitution also authorizes the issuance of State obligations for certain purposes, the owners of which do not have the right to have excises or taxes levied to pay debt service. Those special obligations include obligations issued by the Ohio Public Facilities Commission and the Ohio Building Authority, and certain obligations issued by the State Treasurer, over $4.5 billion of which were outstanding or awaiting delivery at January 25, 1995.

A 1990 constitutional amendment authorizes greater State and political subdivision participation (including financing) in the provision of housing. The General Assembly may for that purpose authorize the issuance of State obligations secured by a pledge of all or such portion as it authorizes of State revenues or receipts (but not by a pledge of the State's full faith and credit).

A 1994 constitutional amendment pledges the full faith and credit and taxing power of the State to meeting certain guarantees under the State's tuition credit program which provides for purchase of tuition credits, for the benefit of State residents, guaranteed to cover a specified amount when applied to the cost of higher education tuition. (A 1965 constitutional provision that authorized student loan guarantees payable from available State moneys has never been implemented, apart from a "guarantee fund" approach funded essentially from program revenues).

State and local agencies issue obligations that are payable from revenues from or relating to certain facilities (but not from taxes). By judicial interpretation, these obligations are not "debt" within constitutional provisions. In general, payment obligations under lease-purchase agreements of Ohio public agencies (in which certificates of participation may be issued) are limited in duration to the agency's fiscal period, and are renewable only upon appropriations being made available for the subsequent fiscal period.

Local school districts in Ohio receive a major portion (state-wide aggregate in the range of 46% in recent years) of their operating moneys from State subsidies, but are dependent on local property taxes, and in 107 districts from voter-authorized income taxes, for significant portions of their budgets. Litigation, similar to that in other states, is pending questioning the constitutionality of Ohio's system of school funding. The trial court recently concluded that aspects of the system (including basic operating assistance) are unconstitutional, and ordered the State to provide for and fund a system complying with the Ohio Constitution. The State has appealed. A small number of the State's 612 local school districts have in any year required special assistance to avoid year-end deficits. A current program provides for school district cash need borrowing directly from commercial lenders, with diversion of State subsidy distributions to repayment if needed. Borrowings under this program totalled $68.6 million for 44 districts (including $46.6 million for one district) in FY 1992, $94.5 million for 27 districts (including $75 million for one) in FY 1993, and $15.6 million for 28 districts in FY 1994.

Ohio's 943 incorporated cities and villages rely primarily on property and municipal income taxes for their operations. With other subdivisions, they also receive local government support and property tax relief moneys distributed by the State. For those few municipalities that on occasion have faced significant financial problems, there are statutory procedures for a joint State/local commission to monitor the municipality's fiscal affairs and for development of a financial plan to eliminate deficits and cure any defaults. Since inception in 1979, these procedures have been applied to 23 cities and villages; for 18 of them the fiscal situation was resolved and the procedures terminated.

At present the State itself does not levy ad valorem taxes on real or tangible personal property. Those taxes are levied by political subdivisions and other local taxing districts. The Constitution has since 1934 limited to 1% of true value in money the amount of the aggregate levy (including a levy for unvoted general obligations) of property taxes by all overlapping subdivisions, without a vote of the electors or a municipal charter provision, and statutes limit the amount of that aggregate levy to 10 mills per $1 of assessed valuation (commonly referred to as the "ten-mill limitation"). Voted general obligations of subdivisions are payable from property taxes that are unlimited as to amount or rate.

Certain Trusts may contain Bonds of issuers located in the Commonwealth of Puerto Rico or issuers which will be affected by general economic conditions of Puerto Rico. Puerto Rico's unemployment rate remains significantly higher than the U.S. unemployment rate. Furthermore, the economy is largely dependent for its development upon U.S.
policies and programs that are being reviewed and may be eliminated

The Puerto Rican economy consists principally of manufacturing (pharmaceuticals, scientific instruments, computers, microprocessors, medical products, textiles and petrochemicals), agriculture (largely sugar) and tourism. Most of the island's manufacturing output is shipped to the mainland United States, which is also the chief source of semi-finished manufactured articles on which further manufacturing operations are performed in Puerto Rico. Since World War II the economic importance of agriculture for Puerto Rico, particularly in the dominance of sugar production, has declined. Nevertheless, the Commonwealth-controlled sugar monopoly remains an important economic factor and is largely dependent upon Federal maintenance of sugar prices, the discontinuation of which could severely affect Puerto Rico sugar production. The level of tourism is affected by various factors including the strength of the U.S. dollar. During periods when the dollar is strong, tourism in foreign countries becomes relatively more attractive.

The Puerto Rican economy is affected by a number of Commonwealth and Federal investment incentive programs. For example, Section
936 of the Internal Revenue Code provides for a credit against Federal income taxes for U.S. companies operating on the island if certain requirements are met. The Omnibus Budget Reconciliation
Act of 1993 imposes limits on such credit, effective for tax years beginning after 1993. In addition, from time to time proposals are introduced in Congress which, if enacted into law, would eliminate some or all of the benefits of Section 936. Although no assessment can be made at this time of the precise effect of such limitation, it is expected that the limitation of Section 936 credits would have a negative impact on Puerto Rico's economy.

Aid for Puerto Rico's economy has traditionally depended heavily on Federal programs, and current Federal budgetary policies suggest that an expansion of aid to Puerto Rico is unlikely. An adverse effect on the Puerto Rican economy could result from other U.S. policies, including a reduction of tax benefits for distilled products, further reduction in transfer payment programs such as food stamps, curtailment of military spending and policies which could lead to a stronger dollar.

In a plebiscite held in November 1993, the Puerto Rican electorate chose to continue Puerto Rico's Commonwealth status. Previously proposed legislation, which was not enacted, would have preserved the federal tax exempt status of the outstanding debts of Puerto
Rico and its public corporations regardless of the outcome of the referendum, to the extent that similar obligations issued by the states are so treated and subject to the provisions of the Internal Revenue Code currently in effect. There can be no assurance that any pending or future legislation finally enacted will include the same or a similar protection against loss of tax exemption. The November 1993 plebiscite can be expected to have both direct and indirect consequences on such matters as the basic characteristics of future Puerto Rico debt obligations, the markets for these obligations, and the types, levels and quality of revenue sources pledged for the payment of existing and future debt obligations. Such possible consequences include, without limitation, legislative proposals seeking restoration of the status of Section 936 benefits otherwise subject to the limitations discussed above. However, no assessment can be made at this time of the economic and other effects of a change in federal laws affecting Puerto Rico as a result of the November 1993 plebiscite.

The foregoing information constitutes only a brief summary of some of the general factors which may impact certain issuers of Bonds and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of Bonds held by the Ohio Trusts are subject. Additionally, many factors including national economic, social and environmental policies and conditions, which are not within the control of the issuers of the Bonds, could affect or could have an adverse impact on the financial condition of the issuers. The Sponsor is unable to predict whether or to what extent such factors or other factors may affect the issuers of the Bonds, the market value or marketability of the Bonds or the ability of the respective issuers of the Bonds acquired by the Ohio Trusts to pay interest on or principal of the Bonds.

                        Ohio Trust Series

     The First Trust (registered trademark) Combined Series
     The First Trust of Insured Municipal Bonds-Multi-State



                      PART THREE PROSPECTUS
            Must be Accompanied by Parts One and Two





        SPONSOR:        Nike Securities L.P.
                        1001 Warrenville Road
                        Lisle, Illinois 60532
                        (800) 621-1675

        TRUSTEE:        The Chase Manhattan Bank
                        (National Association)
                        770 Broadway
                        New York, New York 10003

        LEGAL COUNSEL   Chapman and Cutler
        TO SPONSOR:     111 West Monroe Street
                        Chicago, Illinois 60603

        LEGAL COUNSEL   Carter, Ledyard & Milburn
        TO TRUSTEE:     2 Wall Street
                        New York, New York 10005

        INDEPENDENT     Ernst & Young LLP
        AUDITORS:       Sears Tower
                        233 South Wacker Drive
                        Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON
TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH
IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO,
WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

 PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                    Pennsylvania Trust Series

     The First Trust (registered trademark) Combined Series
 The First Trust of Insured Municipal Bonds-Pennsylvania Series
     The First Trust of Insured Municipal Bonds-Multi-State

PROSPECTUS                           NOTE: THIS PART THREE PROSPECTUS
Part Three                                      MAY ONLY BE USED WITH
Dated September 25, 1995                        PART ONE AND PART TWO

Federal Tax Status of Unit Holders

At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income were rendered by bond counsel to the respective issuing authorities. Neither the Sponsor, Chapman and Cutler, nor any of the Special Counsel to the Fund for State tax matters have made any special review for the Fund of the proceedings relating to the issuance of the Bonds or of the bases for such opinions. Gain realized on the sale or redemption of the Bonds by the Trustee or of a Unit by a Unit holder is, however, includable in gross income for Federal income tax purposes. (It should be noted in this connection that such gain does not include any amounts received in respect of accrued interest or accrued original issue discount, if any.) It should be noted that under provisions of the Revenue Reconciliation Act of 1993 (the "Tax Act") described below that subject accretion of market discount on tax-exempt bonds to taxation as ordinary income, gain realized on the sale or redemption of Bonds by the Trustee or of Units by a Unit holder that would have been treated as capital gain under prior law is treated as ordinary income to the extent it is attributable to accretion of market discount. Market discount can arise based on the price a Trust pays for Bonds or the price a Unit holder pays for his Units.

At the time of the closing for each Trust, Chapman and Cutler, Counsel for the Sponsor, rendered an opinion under then existing law substantially to the effect that:

(1) the Trusts are not associations taxable as corporations for Federal income tax purposes. Tax-exempt interest received by each of the Trusts on Bonds deposited therein will retain its status as tax-exempt interest, for Federal income tax purposes, when distributed to a Unit holder except that the alternative minimum tax and the environmental tax (the "Superfund Tax") applicable to corporate Unit holders may, in certain circumstances, include in the amount on which such tax is calculated, 75% of the interest income received by the Trust. See "Certain Tax Matters Applicable to Corporate Unit Holders";

(2) exemption of interest and accrued original issue discount on any Bonds for Federal income tax purposes does not necessarily result in tax exemption under the laws of the several states as such laws vary with respect to the taxation of such securities and in many states all or a part of such interest and accrued original issue discount may be subject to tax;

(3) each Unit holder of a Trust is considered to be the owner of a pro rata portion of such Trust under subpart E, subchapter
J of chapter 1 of the Internal Revenue Code of 1986 (hereinafter the "Code") and will have a taxable event when the Trust disposes of a Bond, or when the Unit holder redeems or sells his Units. Unit holders must reduce the tax basis of their Units for their share of accrued interest

    ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE
                            REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

received, if any, on Bonds delivered after the date the Unit holders pay for their Units and, consequently, such Unit holders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Bonds (whether by sale, payment on maturity, redemption or otherwise), gain or loss is recognized to the Unit holder.
The amount of any such gain or loss is measured by comparing the Unit holder's pro rata share of the total proceeds from such disposition with his basis for his fractional interest in the asset disposed of. In the case of a Unit holder who purchases his Units, such basis is determined by apportioning the tax basis for the Units among each of the Trust assets ratably according to value as of the date of acquisition of the Units. The basis of each Unit and of each Bond which was issued with original issue discount must be increased by the amount of accrued original issue discount and the basis of each Unit and of each Bond which was purchased by a Trust at a premium must be reduced by the annual amortization of Bond premium. The tax cost reduction requirements of said Code relating to amortization of bond premium may, under some circumstances, result in the Unit holder realizing a taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost; and

(4) any insurance proceeds which represent maturing interest on defaulted obligations held by the Trustee will be excludable from Federal gross income if, and to the same extent as, such interest would have been so excludable if paid by the issuer of the defaulted obligations provided that, at the time such policies are purchased, the amounts paid for such policies are reasonable, customary and consistent with the reasonable expectation that the issuer of the obligations, rather than the insurer, will pay debt service on the obligations.

Sections 1288 and 1272 of the Code provide a complex set of rules governing the accrual of original issue discount. These rules provide that original issue discount accrues either on the basis of a constant compounded interest rate or ratably over the term of the Bond, depending on the date the Bond was issued. In addition, special rules apply if the purchase price of a Bond exceeds the original issue price plus the amount of original issue discount which would have accrued to prior owners. The application of these rules will also vary depending on the value of the Bond on the date a Unit holder acquires his Unit, and the price the Unit holder pays for his Unit. Because of the complexity of these rules relating to the accrual of original issue discount, Unit holders should consult their tax advisers as to how these rules apply. See "Portfolio" appearing in Part One for each Trust for information relating to Bonds, if any, issued at an original issue discount.

The Tax Act subjects tax-exempt bonds to the market discount rules of the Code effective for bonds purchased after April 30, 1993.
In general, market discount is the amount (if any) by which the stated redemption price at maturity exceeds an investor's purchase price (except to the extent that such difference, if any, is attributable to original issue discount not yet accrued), subject to a statutory de minimis rule. Under the Tax Act, accretion of market discount is taxable as ordinary income; under prior law the accretion had been treated as capital gain. Market discount that accretes while a Trust holds a Bond would be recognized as ordinary income by the Unit holders when principal payments are received on the Bond, upon sale or at redemption (including early redemption) or upon the sale or redemption of the Units, unless a Unit holder elects to include market discount in taxable income as it accrues. The market discount rules are complex and Unit holders should consult their tax advisers regarding these rules and their application.

Counsel for the Sponsor has also advised that under Section 265 of the Code, interest on indebtedness incurred or continued to purchase or carry Units of a Trust is not deductible for Federal income tax purposes. The Internal Revenue Service has taken the position that such indebtedness need not be directly traceable to the purchase or carrying of Units (however, these rules generally do not apply to interest paid on indebtedness incurred to purchase or improve a personal residence). Under Section 265 of the Code, certain financial institutions that acquire Units generally would not be able to deduct any of the interest expense attributable to ownership of Units. Investors with questions regarding these issues should consult with their tax advisers.

In the case of certain of the Bonds in a Trust, the opinions of bond counsel indicate that interest on such securities received by a "substantial user" of the facilities being financed with the proceeds of these securities, or persons related thereto, for periods while such securities are held by such a user or related person, will not be excludable from Federal gross income, although interest on such securities received by others would be excludable from Federal gross income. "Substantial user" and "related person" are defined under U.S. Treasury Regulations. Any person who believes he or she may be a substantial user or related person as so defined should contact his tax adviser.

In general, Section 86 of the Code provides that Social Security benefits are includible in gross income in an amount equal to the lesser of (1) 50% of the Social Security benefits received or (2) 50% of the excess of "modified adjusted gross income" plus 50% of the Social Security benefits received over the appropriate "base amount." The base amount is $25,000 for unmarried taxpayers, $32,000 for married taxpayers filing a joint return and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns. Modified adjusted gross income is adjusted gross income determined without regard to certain otherwise allowable deductions and exclusions from gross income and by including tax-exempt interest. To the extent that Social Security benefits are includible in gross income, they will be treated as any other item of gross income.

In addition, under the Tax Act, for taxable years beginning after December 31, 1993, up to 85% of Social Security benefits are includible in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of Social Security benefits received exceeds an "adjusted base amount." The adjusted base amount is $34,000 for unmarried taxpayers, $44,000 for married taxpayers filing a joint return, and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns.

Although tax-exempt interest is included in modified adjusted gross income solely for the purpose of determining what portion, if any, of Social Security benefits will be included in gross income, no tax-exempt interest, including that received from a Trust, will be subject to tax. A taxpayer whose adjusted gross income already exceeds the base amount or the adjusted base amount must include 50% or 85%, respectively, of his Social Security benefits in gross income whether or not he receives any tax-exempt interest. A taxpayer whose modified adjusted gross income (after inclusion of tax-exempt interest) does not exceed the base amount need not include any Social Security benefits in gross income.

For purposes of computing the alternative minimum tax for individuals and corporations and the Superfund Tax for corporations, interest on certain private activity bonds (which includes most industrial and housing revenue bonds) issued on or after August 8, 1986 is included as an item of tax preference. THE TRUSTS DO NOT INCLUDE
ANY SUCH PRIVATE ACTIVITY BONDS ISSUED ON OR AFTER THAT DATE.

For taxpayers other than corporations, net capital gains are presently subject to a maximum stated marginal tax rate of 28%. However, it should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed. All taxpayers are presently required to disclose to the Internal Revenue Service the amount of tax-exempt interest earned during the year.

Certain Tax Matters Applicable to Corporate Unit Holders. Present Federal income tax law also provides for an alternative minimum tax for corporations levied at a rate of 20% of alternative minimum taxable income. The alternative minimum tax and the environmental tax (the "Superfund Tax") depend upon the corporation's alternative minimum taxable income ("AMTI"), which is the corporation's taxable income with certain adjustments. One of the adjustment items used in computing AMTI of a corporation (excluding an S Corporation, Regulated Investment Company, Real Estate Investment Trust, or
REMIC) is an amount equal to 75% of the excess of such corporation's "adjusted current earnings" over an amount equal to its AMTI (before such adjustment item and the alternative tax net operating loss deduction). Although tax-exempt interest received by the Trusts on Bonds deposited therein will not be included in the gross income of corporations for Federal income tax purposes, "adjusted current earnings" includes all tax-exempt interest, including interest on all Bonds in the Trusts.

Unit holders are urged to consult their own tax advisers with respect to the particular tax consequences to them, including the corporate alternative minimum tax, the Superfund Tax and the branch profits tax imposed by Section 884 of the Code.

At the time of the closing, Winston & Strawn (previously named Cole & Deitz), Special Counsel to Series 4-125 of The First Trust Combined Series for New York tax matters, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust in Series 4-125 of The First Trust Combined Series is not an association taxable as a corporation and the income of each Trust in Series 4-125 of The First Trust Combined Series will be treated as the income of the Unit holder in the same manner as for Federal income tax purposes (subject to differences in accounting for discount and premium to the extent the State and/or City of New York do not conform to current Federal law).

At the time of the closing, Carter, Ledyard & Milburn, Special Counsel to The First Trust Combined Series for New York tax matters for Series 126 and subsequent Series of The First Trust Combined Series, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust will not constitute an association taxable as a corporation under New York law, and accordingly will not be subject to the New York State franchise tax or the New York City general corporation tax. Under the income tax laws of the State and City of New York, the income of each Trust will be considered the income of the holders of the Units.

Booth & Baron has served as Special Counsel to Series 1-9 of The First Trust of Insured Municipal Bonds-Multi-State, inclusive, and to all Series of the Pennsylvania Trust included in a Series of The First Trust of Insured Municipal Bonds-Pennsylvania. Winston & Strawn (previously named Cole & Deitz) has served as Special Counsel to Series 10 and 11 of The First Trust of Insured Municipal Bonds-Multi-State for New York tax matters. In the opinion of such Special Counsels, under the existing income tax laws of the State and City of New York, each Trust is not an association taxable as a corporation and the income of each such Trust will be treated as the income of the Unit holder.

All statements in the Prospectus concerning exemption from Federal, state or other local taxes are the opinions of Counsel and are to be so construed.

Pennsylvania Tax Status of Unit Holders

In rendering its opinion, Special Counsel has not, for timing reasons, made an independent review of proceedings related to the issuance of the Bonds. It has relied on the Sponsor for assurance that the Bonds have been issued by the Commonwealth of Pennsylvania or by or on behalf of municipalities or other governmental agencies within the Commonwealth.

At the time of the closing for each Pennsylvania Trust, Special
Counsel to the Fund for Pennsylvania tax matters rendered an opinion under then existing Pennsylvania income tax law applicable to taxpayers whose income is subject to Pennsylvania income taxation substantially to the effect that:

Units evidencing fractional undivided interests in a Pennsylvania Trust, which are represented by obligations issued by the Commonwealth of Pennsylvania, any public authority, commission, board or other agency created by the Commonwealth of Pennsylvania, any political subdivision of the Commonwealth of Pennsylvania or any public authority created by any such political subdivision, are not taxable under any of the personal property taxes presently in effect in Pennsylvania;

Distributions of interest income to Unit holders that would not be taxable if received directly by a Pennsylvania resident are not subject to personal income tax under the Pennsylvania Tax Reform Code of 1971; nor will such interest be taxable under the Philadelphia School District Investment Income Tax imposed on Philadelphia resident individuals;

A Unit holder will have a taxable event under the Pennsylvania state and local income taxes referred to in the preceding paragraph upon the redemption or sale of his Units. Units will be taxable under the Pennsylvania inheritance and estate taxes;

A Unit holder which is a corporation will have a taxable event under the Pennsylvania Corporate Net Income Tax when it redeems or sells its Units. Interest income distributed to Unit holders which are corporations is not subject to Pennsylvania Corporate Net Income Tax or Mutual Thrift Institutions Tax. However, banks, title insurance companies and trust companies may be required to take the value of the Units into account in determining the taxable value of their shares subject to the Shares tax;

Under Act No. 68 of December 3, 1993, gains derived by a Pennsylvania Trust from the sale, exchange or other disposition of Bonds may be subject to Pennsylvania personal or corporate income taxes.
Those gains which are distributed by a Pennsylvania Trust to Unit holders who are individuals may be subject to Pennsylvania Personal Income Tax. For Unit holders which are corporations, the distributed gains may be subject to Corporate Net Income Tax or Mutual Thrift Institutions Tax. Gains which are not distributed by a Pennsylvania Trust may nevertheless be taxable to Unit holders if derived by a Pennsylvania Trust from the sale, exchange or other disposition of Bonds issued on or after February 1, 1994. Gains which are not distributed by a Pennsylvania Trust will remain nontaxable to Unit holders if derived by a Pennsylvania Trust from the sale, exchange or other disposition of Bonds issued prior to February
1, 1994.

Any proceeds paid under insurance policies issued to the Trustee or obtained by issuers of the Bonds with respect to the Bonds which represent maturing interest on defaulted obligations held by the Trustee will be excludable from Pennsylvania gross income if, and to the same extent as, such interest would have been so excludable if paid by the issuer of the defaulted obligations;

A Pennsylvania Trust is not taxable as a corporation under Pennsylvania tax laws applicable to corporations.

On December 3, 1993, changes to Pennsylvania laws affecting taxation of income and gains from the sale of Pennsylvania and local obligations were enacted. Among these changes was the repeal of the exemption from tax of gains realized upon the sale or other disposition of such obligations. The Pennsylvania Department of Revenue has issued proposed regulations concerning these changes. The opinions expressed above are based on Special Counsel's analysis of the law and proposed regulations, but are subject to modification upon review of final regulations or other guidance that may be issued by the Department of Revenue or future court decisions.

For information with respect to the Federal income tax status and other tax matters, see "What is the Federal Tax Status of Unit Holders?"

Certain Considerations

Investors should be aware of certain factors that might affect the financial conditions of the Commonwealth of Pennsylvania. Pennsylvania historically has been identified as a heavy industry state although that reputation has changed recently as the industrial composition of the Commonwealth diversified when the coal, steel and railroad industries began to decline. A more diversified economy was necessary as the traditionally strong industries in the Commonwealth declined due to a long-term shift in jobs, investment and workers away from the northeast part of the nation. The major sources of growth in Pennsylvania are in the service sector, including trade, medical and the health services, education and financial institutions. Pennsylvania's agricultural industries are also an important component of the Commonwealth's economic structure, accounting for more than $3.6 billion in crop and livestock products annually, while agribusiness and food related industries support
$39 billion in economic activity annually.

Non-agricultural employment in the Commonwealth declined by 5.1 percent during the recessionary period from 1980 to 1983. In 1984, the declining trend was reversed as employment grew by 2.9 percent over 1983 levels. From 1983 to 1990, Commonwealth employment continued to grow each year, increasing an additional 14.3 percent. For the last three years, unemployment in the Commonwealth has declined
1.2 percent. The growth in employment experienced in Pennsylvania is comparable to the growth in employment in the Middle Atlantic Region which has occurred during this period.

Back-to-back recessions in the early 1980s reduced the manufacturing sector's employment levels moderately during 1980 and 1981, sharply during 1982, and even further in 1983. Non-manufacturing employment has increased steadily since 1980 to its 1993 level of 81.6 percent of total Commonwealth employment.

Consequently, manufacturing employment constitutes a diminished share of total employment within the Commonwealth. Manufacturing, contributing 18.4 percent of 1993 non-agricultural employment, has fallen behind both the services sector and the trade sector as the largest single source of employment within the Commonwealth. In 1993 the services sector accounted for 29.9 percent of all non-agricultural employment while the trade sector accounted for
22.4 percent.

From 1983 to 1989, Pennsylvania's annual average unemployment rate dropped from 11.8 percent to 4.5 percent, falling below the national rate in 1986 for the first time in over a decade. Pennsylvania's annual average unemployment rate remained below the national average from 1986 until 1990. Slower economic growth caused the unemployment rate in the Commonwealth to rise to 6.9 percent in 1991 and 7.5 percent in 1992. The resumption of faster economic growth resulted in a decrease in the Commonwealth's unemployment rate to 7.1 percent in 1993. As of July 1994, the seasonally adjusted unemployment rate for the Commonwealth was 6.5 percent compared to 6.1 percent for the United States.

The five-year period from fiscal 1989 through fiscal 1993 was marked by public health and welfare costs growing at a rate double the growth rate for all the state expenditures. Rising caseloads, increased utilization of services and rising prices joined to produce the rapid rise of public health and welfare costs at a time when a national recession caused tax revenues to stagnate and even decline. During the period from fiscal 1989 through fiscal 1993, public health and welfare costs rose by an average annual rate of 10.9 percent while tax revenues were growing at an average annual rate of 5.5 percent. Consequently, spending on other budget programs was restrained to a growth rate below 5.0 percent and sources of revenues other than taxes became larger components of fund revenues. Among those sources are transfers from other funds and hospital and nursing home pooling of contributions to use as federal matching funds.

Tax revenues declined in fiscal 1991 as a result of the recession in the economy. A $2.7 billion tax increase enacted for fiscal
1992 brought financial stability to the General Fund. That tax increase included several taxes with retroactive effective dates which generated some one-time revenues during fiscal 1992. The absence of those revenues in fiscal 1993 contributed to the decline in tax revenues shown for fiscal 1993.

It should be noted that the creditworthiness of obligations issued by local Pennsylvania issuers may be unrelated to the creditworthiness of obligations issued by the Commonwealth of Pennsylvania, and there is no obligation on the part of the Commonwealth to make payment on such local obligations in the event of default.

Financial information for the principal operating funds of the Commonwealth is maintained on a budgetary basis of accounting.
A budgetary basis of accounting is used for the purpose of ensuring compliance with the enacted operating budget and is governed by applicable statutes of the Commonwealth and by administrative procedures. The Commonwealth also prepares annual financial statements in accordance with generally accepted accounting principles ("GAAP"). The budgetary basis financial information maintained by the Commonwealth to monitor and enforce budgetary control is adjusted at fiscal year-end to reflect appropriate accruals for financial reporting in conformity with GAAP.

Fiscal 1991 Financial Results. GAAP Basis: During fiscal 1991 the General Fund experienced an $861.2 million operating deficit resulting in a fund balance deficit of $980.9 million at June
30, 1991. The operating deficit was a consequence of the effect of a national recession that restrained budget revenues and pushed expenditures above budgeted levels. At June 30, 1991, a negative unreserved-undesignated balance of $1,146.2 million was reported.
During fiscal 1991, the balance then available in the Tax Stabilization Reserve Fund was used to maintain vital state spending.

Budgetary Basis: A deficit of $453.6 million was recorded by the General Fund at June 30, 1991. The deficit was a consequence of higher-than-budgeted expenditures and lower-than-estimated revenues during the fiscal year brought about by the national economic recession that began during the fiscal year. The budgetary basis deficit at June 30, 1991 was carried into the 1992 fiscal year and funded in the fiscal 1992 budget. A number of actions were taken throughout the fiscal year by the Commonwealth to mitigate the effects of the recession on budget revenues and expenditures. Actions taken, together with normal appropriation lapses, produced $871 million in expenditure reductions and increases in revenues and other transfers for the fiscal year. The most significant of these actions were a $214 million transfer from the Pennsylvania Industrial Development Authority, a $134 million transfer from the Tax Stabilization Reserve Fund, and a pooled financing program to match federal Medicaid funds replacing $145 million of state funds.

Fiscal 1992 Financial Results. GAAP Basis: During fiscal 1992 the General Fund reported a $1.1 billion operating surplus. This operating surplus was achieved through legislated tax rate increases and tax base broadening measures enacted in August 1991 and by controlling expenditures through numerous cost reduction measures implemented throughout the fiscal year. As a result of the fiscal 1992 operating surplus, the fund balance increased to $87.5 million and the unreserved-undesignated deficit dropped to $138.6 million from its fiscal 1991 level of $1,146.2 million.

Budgetary Basis: Eliminating the budget deficit carried into fiscal 1992 from fiscal 1991 and providing revenues for fiscal 1992 budgeted expenditures required tax revisions that were estimated to have increased receipts for the 1992 fiscal year by over $2.7 billion. Total revenues for the fiscal year were $14,516.8 million, a $2,654.5 million increase over cash revenues during fiscal 1991. Originally based on forecasts for an economic recovery, the budget revenue estimates were revised downward during the fiscal year to reflect continued recessionary economic activity. Largely due to the tax revisions enacted for the budget, corporate tax receipts totalled $3,761.2 million, up from $2,656.3 million in fiscal 1991, sales tax receipts increased by $302 million to $4,499.7 million, and personal income tax receipts totalled $4,807.4 million, an increase of $1,443.8 million over receipts in fiscal 1991.

As a result of the lowered revenue estimate during the fiscal year, increased emphasis was placed on restraining expenditure growth that reducing expenditure levels. A number of cost reductions were implemented during the fiscal year that contributed to $296.8 million of appropriation lapses. These appropriation lapses were responsible for the $8.8 million surplus at fiscal year-end, after accounting for the required ten percent transfer of the surplus to the Tax Stabilization Reserve Fund.

Spending increases in the fiscal 1992 budget were largely accounted for by increases for education, social services and corrections programs. Commonwealth funds for the support of public schools were increased by 9.8 percent to provide a $438 million increase to $4.9 billion for fiscal 1992. The fiscal 1992 budget provided additional funds for basic and special education and included provisions designed to help restrain the annual increase of special education costs, an area of recent rapid cost increases. Child welfare appropriations supporting county operated child welfare programs were increased $67 million, more than 31.5 percent over fiscal 1991. Other social service areas such as medical and cash assistance also received significant funding increases as costs rose quickly as a result of the economic recession and high inflation rates of medical care costs. The costs of corrections programs, reflecting the marked increase in the prisoner population, increased by 12 percent. Economic development efforts, largely funded from bond proceeds in fiscal 1991, were continued with General Fund appropriations for fiscal 1992.

The budget included the use of several Medicaid pooled financing transactions. These pooling transactions replaced $135 million of Commonwealth funds, allowing total spending under the budget to increase by an equal amount.

Fiscal 1993 Financial Results. GAAP Basis: The fund balance of the General Fund increased by $611.4 million during the fiscal year, led by an increase in the unreserved balance of $576.8 million over the prior fiscal year balance. At June 30, 1993, the fund balance totaled $698.9 and the unreserved/undesignated balance totaled $64.4 million. A continuing recovery of the Commonwealth's financial condition from the effects of the national economic recession of 1990 and 1991 is demonstrated by this increase in the balance and a return to a positive unreserved/undesignated balance. The previous positive unreserved/undesignated balance was recorded in fiscal 1987. For the second consecutive fiscal year the increase in the unreserved/undesignated balance exceeded the increase recorded in the budgetary basis unappropriated surplus during the fiscal year.

Budgetary Basis: The 1993 fiscal year closed with revenues higher than anticipated and expenditures about as projected, resulting in an ending unappropriated balance surplus (prior to the ten percent transfer to the Tax Stabilization Reserve Fund) of $242.3 million, slightly higher than estimated in May 1993. Cash revenues were $41.5 million above the budget estimate and totaled $14.633 billion representing less than a one percent increase over revenues for the 1992 fiscal year. A reduction in the personal income tax rate in July 1992 and the one-time receipt of revenues from retroactive corporate tax increases in fiscal 1992 were responsible, in part, for the low revenue growth in fiscal 1993.

Appropriations less lapses totaled $13.870 billion representing a 1.1 percent increase over expenditures during fiscal 1992. The low growth in spending is a consequence of a low rate of revenue growth, significant one-time expenses during fiscal 1992, increased tax refund reserves to cushion against adverse decisions on pending litigations, and the receipt of federal funds for expenditures previously paid out of Commonwealth funds.

By state statute, ten percent of the budgetary basis unappropriated surplus at the end of a fiscal year is to be transferred to the Tax Stabilization Reserve Fund. The transfer for the fiscal 1993 balance was $24.2 million. The remaining unappropriated surplus of $218.0 million was carried forward into the 1994 fiscal year.

Fiscal 1994 Financial Results (Budgetary Basis). Commonwealth revenues during the fiscal year totaled $15,210.7 million, $38.6 million above the fiscal year estimate, and 3.9 percent over Commonwealth revenues during the previous fiscal year. The sales tax was an important contributor to the higher than estimated revenues. Collections from the sales tax were $5.124 billion, a 6.1 percent increase from the prior fiscal year and $81.3 million above estimate. The strength of collections from the sales tax offset the lower than budgeted performance of the personal income tax which ended the fiscal year $74.4 million below estimate. The shortfall in the personal income tax was largely due to shortfalls in income not subject to withholding such as interest, dividends and other income.
Tax refunds in fiscal 1994 were reduced substantially below the $530 million amount provided in fiscal 1993. The higher fiscal
1993 amount and the reduced fiscal 1994 amount occurred because reserves of approximately $160 million were added to fiscal 1993 tax refunds to cover potential payments if the Commonwealth lost litigation known as Philadelphia Suburban Corp. v. Commonwealth.
Those reserves were carried into fiscal 1994 until the litigation was decided in the Commonwealth's favor in December 1993 and $147.3 million of reserves for tax refunds were released.

Expenditures, excluding pooled financing expenditures and net of all fiscal 1994 appropriation lapses, totaled $14,934.4 million representing a 7.2 percent increase over fiscal 1993 expenditures. Medical assistance and corrections spending contributed to the rate of spending growth for the fiscal year.

The Commonwealth maintained an operating balance on a budgetary basis for fiscal 1994 producing a fiscal year ending unappropriated surplus of $335.8 million. By state statute, ten percent ($33.6 million) of that surplus will be transferred to the Tax Stabilization Reserve Fund and the remaining balance will be carried over into the fiscal 1995 fiscal year.

Fiscal 1995 Budget. The fiscal 1995 budget was approved by the Governor on June 16, 1994 and provided for $15,652.9 million of appropriations from Commonwealth funds, an increase of 3.9 percent over appropriations, including supplemental appropriations, for fiscal 1994. Medical assistance expenditures represent the largest single increase in the budget ($221 million) representing a nine percent increase over the prior fiscal year. The budget includes a reform of the state-funded public assistance program that added certain categories of eligibility to the program but also limited the availability of such assistance to other eligible persons. Education subsidies to local school districts were increased by $132.2 million to continue the increased funding for the poorest school districts in the state.

The budget also includes tax reductions totaling an estimated
$166.4 million. Low income working families will benefit from an increase of the dependent exemption to $3,000 from $1,500 for the first dependent and from $1,000 for all additional dependents.
A reduction to the corporate net income tax rate from 12.25 percent to 9.99 percent to be phased in over a period of four years was enacted. A net operating loss provision has been added to the corporate net income tax and will be phased in over three years with a $500,000 per firm annual cap on losses used to offset profits. Several other tax changes to the sales tax, the inheritance tax and the capital stock and franchise tax were also enacted.

The fiscal 1995 budget projects a $4 million fiscal year-end unappropriated surplus. No assumption as to appropriation lapses in fiscal 1995 has been made.

All outstanding general obligation bonds of the Commonwealth are rated AA- by S&P and A1 by Moody's.

Any explanation concerning the significance of such ratings must be obtained from the rating agencies. There is no assurance that any ratings will continue for any period of time or that they will not be revised or withdrawn.

The City of Philadelphia ("Philadelphia") is the largest city in the Commonwealth, with an estimated population of 1,585,577 according to the 1990 Census. Philadelphia functions both as a city of the first class and a county for the purpose of administering various governmental programs.

For the fiscal year ended June 30, 1991, Philadelphia experienced a cumulative General Fund balance deficit of $153.5 million. The audit findings for the fiscal year ended June 30, 1992, place the Cumulative General Fund balance deficit at $224.9.

Legislation providing for the establishment of the Pennsylvania Intergovernmental Cooperation Authority ("PICA") to assist first class cities in remedying fiscal emergencies was enacted by the General Assembly and approved by the Governor in June 1991. PICA is designed to provide assistance through the issuance of funding debt to liquidate budget deficits and to make factual findings and recommendations to the assisted city concerning its budgetary and fiscal affairs. An intergovernmental cooperation agreement between Philadelphia and PICA was approved by City Council on January 3, 1992, and approved by the PICA Board and signed by the Mayor on January 8,1992. At this time, Philadelphia is operating under a five-year fiscal plan approved by PICA on April 6, 1992. Full implementation of the five-year plan was delayed due to labor negotiations that were not completed until October 1992, three months after the expiration of the old labor contracts. The terms of the new labor contracts are estimated to cost approximately $144.0 million more than what was budgeted in the original five-year plan. An amended five-year plan was approved by PICA in May 1993. The audit findings show a surplus of approximately $3 million for the fiscal year ending June 30, 1993. The fiscal 1994 budget projects no deficit and a balanced budget for the year ending
June 30, 1994. The Mayor's latest update of the five-year financial plan was approved by PICA on May 2, 1994.

In June 1992, PICA issued $474,555,000 of its Special Tax Revenue Bonds to provide financial assistance to Philadelphia and to liquidate the cumulative General Fund balance deficit. PICA issued $643,430,000 in July 1993 and $178,675,000 in August 1993 of Special Tax Revenue Bonds to refund certain general obligation bonds of the City and to fund additional capital projects.

As of the date hereof, the ratings on the City's long-term obligations supported by payments from the City's General Fund are rated Ba by Moody's and BB by S&P. Any explanation concerning the significance of such ratings must be obtained from the rating agencies. There is no assurance that any ratings will continue for any period of time or that they will not be revised or withdrawn.

Certain Trusts may contain Bonds of issuers located in the Commonwealth of Puerto Rico or issuers which will be affected by general economic conditions of Puerto Rico. Puerto Rico's unemployment rate remains significantly higher than the U.S. unemployment rate. Furthermore, the economy is largely dependent for its development upon U.S.
policies and programs that are being reviewed and may be eliminated

The Puerto Rican economy consists principally of manufacturing (pharmaceuticals, scientific instruments, computers, microprocessors, medical products, textiles and petrochemicals), agriculture (largely sugar) and tourism. Most of the island's manufacturing output is shipped to the mainland United States, which is also the chief source of semi-finished manufactured articles on which further manufacturing operations are performed in Puerto Rico. Since World War II the economic importance of agriculture for Puerto Rico, particularly in the dominance of sugar production, has declined. Nevertheless, the Commonwealth-controlled sugar monopoly remains an important economic factor and is largely dependent upon Federal maintenance of sugar prices, the discontinuation of which could severely affect Puerto Rico sugar production.

The level of tourism is affected by various factors including the strength of the U.S. dollar. During periods when the dollar is strong, tourism in foreign countries becomes relatively more attractive.

The Puerto Rican economy is affected by a number of Commonwealth and Federal investment incentive programs. For example, Section
936 of the Internal Revenue Code provides for a credit against Federal income taxes for U.S. companies operating on the island if certain requirements are met. The Omnibus Budget Reconciliation
Act of 1993 imposes limits on such credit, effective for tax years beginning after 1993. In addition, from time to time proposals are introduced in Congress which, if enacted into law, would eliminate some or all of the benefits of Section 936. Although no assessment can be made at this time of the precise effect of such limitation, it is expected that the limitation of Section 936 credits would have a negative impact on Puerto Rico's economy.

Aid for Puerto Rico's economy has traditionally depended heavily on Federal programs, and current Federal budgetary policies suggest that an expansion of aid to Puerto Rico is unlikely. An adverse effect on the Puerto Rican economy could result from other U.S. policies, including a reduction of tax benefits for distilled products, further reduction in transfer payment programs such as food stamps, curtailment of military spending and policies which could lead to a stronger dollar.

In a plebiscite held in November 1993, the Puerto Rican electorate chose to continue Puerto Rico's Commonwealth status. Previously proposed legislation, which was not enacted, would have preserved the federal tax exempt status of the outstanding debts of Puerto
Rico and its public corporations regardless of the outcome of the referendum, to the extent that similar obligations issued by the states are so treated and subject to the provisions of the Internal Revenue Code currently in effect. There can be no assurance that any pending or future legislation finally enacted will include the same or a similar protection against loss of tax exemption. The November 1993 plebiscite can be expected to have both direct and indirect consequences on such matters as the basic characteristics of future Puerto Rico debt obligations, the markets for these obligations, and the types, levels and quality of revenue sources pledged for the payment of existing and future debt obligations. Such possible consequences include, without limitation, legislative proposals seeking restoration of the status of Section 936 benefits otherwise subject to the limitations discussed above. However, no assessment can be made at this time of the economic and other effects of a change in federal laws affecting Puerto Rico as a result of the November 1993 plebiscite.

The foregoing information constitutes only a brief summary of some of the general factors which may impact certain issuers of Bonds and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of Bonds held by the Pennsylvania Trusts are subject. Additionally, many factors including national economic, social and environmental policies and conditions, which are not within the control of the issuers of the Bonds, could affect or could have an adverse impact on the financial condition of the issuers. The Sponsor is unable to predict whether or to what extent such factors or other factors may affect the issuers of the Bonds, the market value or marketability of the Bonds or the ability of the respective issuers of the Bonds acquired by the Pennsylvania Trusts to pay interest on or principal of the Bonds.

                    Pennsylvania Trust Series

     The First Trust (registered trademark) Combined Series
 The First Trust of Insured Municipal Bonds-Pennsylvania Series
     The First Trust of Insured Municipal Bonds-Multi-State



                      PART THREE PROSPECTUS
            Must be Accompanied by Parts One and Two





        SPONSOR:        Nike Securities L.P.
                        1001 Warrenville Road
                        Lisle, Illinois 60532
                        (800) 621-1675

        TRUSTEE:        The Chase Manhattan Bank
                        (National Association)
                        770 Broadway
                        New York, New York 10003

        LEGAL COUNSEL   Chapman and Cutler
        TO SPONSOR:     111 West Monroe Street
                        Chicago, Illinois 60603

        LEGAL COUNSEL   Carter, Ledyard & Milburn
        TO TRUSTEE:     2 Wall Street
                        New York, New York 10005

        INDEPENDENT     Ernst & Young LLP
        AUDITORS:       Sears Tower
                        233 South Wacker Drive
                        Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON
TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH
IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO,
WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

 PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors

                          Financial Data Schedule







                               S-1
                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, The First Trust Combined Series 7, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on December 1, 1995.

                           THE FIRST TRUST COMBINED SERIES 7
                                                            (Registrant)
                           By  NIKE SECURITIES L.P.
                                                             (Depositor)


                           By      Carlos E. Nardo
                                   Senior Vice President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                  Title*                  Date

Robert D. Van Kampen  Sole Director of       )
                      Nike Securities        )
                        Corporation,         )  December 1, 1995
                    the General Partner      )
                  of Nike Securities L.P.    )
                                             )
                                             )  Carlos E. Nardo
                                             ) Attorney-in-Fact**



*The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

**An executed copy of the related power of attorney was filed wi th the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of The First Trust Special Situations Trust, Series 18 (File No. 33-42683) and the same is hereby incorporated herein by this reference.



                               S-2
                 CONSENT OF INDEPENDENT AUDITORS


We consent to the reference to our firm under the caption "Experts" and to the use of our report dated September 29, 1995 in this Post-Effective Amendment to the Registration Statement and related Prospectus of The First Trust Combined Series dated October 20, 1995.



                                        ERNST & YOUNG LLP





Chicago, Illinois
October 19, 1995